Semi-Annual
                                     Report
                                 [LOGO OMITTED]
                                     Boston
                                      1784
                                      Funds

                                 To Shareholders

                               November 30, 1998

TABLE OF CONTENTS
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS                                                         1
PERFORMANCE HIGHLIGHTS                                                         2
TERMS YOU NEED TO KNOW                                                         4
FUND OBJECTIVES                                                                5
INVESTMENT ADVISER'S REPORT                                                    6
FINANCIAL STATEMENTS                                                          10

     BOSTON 1784 FUNDS:

     o  ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY;

     o  ARE NOT GUARANTEED BY BANKBOSTON, N.A. OR ANY OF ITS AFFILIATES;

     o ARE NOT DEPOSITS OR OBLIGATIONS OF BANKBOSTON, N.A. OR ANY OF ITS AFFILIATES;

     o INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     BANKBOSTON, N.A. SERVES AS INVESTMENT ADVISER AND SHAREHOLDER SERVICING AGENT FOR BOSTON 1784 FUNDS. BOSTON 1784 FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., A PARTY INDEPENDENT OF BANKBOSTON, N.A. OR ANY OF ITS AFFILIATES. INVESTMENT COUNSELORS ARE REGISTERED REPRESENTATIVES OF BANKBOSTON INVESTOR SERVICES, INC. (MEMBER NASD/SIPC), A WHOLLY-OWNED SUBSIDIARY OF BANKBOSTON, N.A.

                                                               BOSTON 1784 FUNDS
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
[Photo Omitted]
Catherine N. Thornton
Director
Robert T. Nesher
President

We are pleased to provide you with this semi-annual report for Boston 1784 Funds. During the six months ended November 30, 1998, total assets in the Funds grew to $9.25 billion, which ranked the Funds among the 20 largest bank-managed fund families in the nation. More than 52,000 investors currently own shares in Boston 1784 Funds.

This report includes detailed information on the performance of Boston 1784 Funds. Before you turn to that data, however, we particularly want to highlight the results of several tax-exempt and tax-free funds. According to Lipper rankings for the twelve months ended November 30, 1998:*

o BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND ranked 1st of 77 funds in the Lipper Other States Intermediate Municipal Debt Mutual Funds category.

o BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND ranked 1st of 10 funds in the Lipper Massachusetts Intermediate Municipal Funds category.

o BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND ranked 2nd of 15 funds in the Lipper Florida Intermediate Municipal Funds category.

o BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND ranked 8th of 148 funds in the Lipper Intermediate Municipal Bond Funds category.

o BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND ranked 8th of 77 funds in the Lipper Other States Intermediate Municipal Debt Mutual Funds category.

o BOSTON 1784 TAX-FREE MONEY MARKET FUND ranked 14th of 133 funds in the Lipper Tax-Exempt Money Market Funds category.

Please remember that a Fund's performance in the past is not necessarily an indication of how a Fund will do in the future. The Funds' total returns and resulting rankings reflect advisory fee and expense waivers.

We would also like to point out--and endorse--a new requirement that will affect all mutual funds. In the coming year, all mutual funds will be required by the Securities and Exchange Commission to provide investors with clearer, more concise and less technical prospectuses. At Boston 1784 Funds, our goal has always been to help you make sound investment decisions as easily as possible. As a result, we were among the first mutual fund families to produce a "plain English" prospectus. The new prospectus, which we mailed to our shareholders in September, clearly describes each Boston 1784 Fund's goals, investment strategies, and risks and provides definitions of investment terms.

You can learn more about any Boston 1784 Fund and request a new prospectus by calling 1-800-BKB-1784, Monday through Friday from 8:00 a.m. to 6:00 p.m. (Eastern time), or by discussing our Funds with your Investment Counselor. If you do not have an Investment Counselor and would like an appointment with one, or if you have any questions about your account, we invite you to call 1-800-BKB-1784. Of course, our automated system remains available 24 hours a day.

We look forward to helping you meet your investment goals.


                                                 Sincerely,

\s\ Robert Nesher                                \s\ Catherine N. Thornton
-----------------                                -------------------------
Robert Nesher                                    Catherine N. Thornton
President                                        Director, Investment Services
Boston 1784 Funds                                BankBoston, N.A.


*For the five years ended November 30, 1998:
   Boston 1784 Massachusetts Tax-Exempt Income Fund ranked 2nd of 6 funds in the Lipper Massachusetts Intermediate Municipal Funds category.

   Boston 1784 Tax-Exempt Medium-Term Income Fund ranked 5th of 77 funds in the Lipper Intermediate Municipal Bond Funds category.

   Boston 1784 Tax-Free Money Market Fund ranked 10th of 105 funds in the Lipper Tax-Exempt Money Market Funds category.

PERFORMANCE HIGHLIGHTS OF THE FUNDS
------------------------------------------------------------------------------------------------------------------

FOR THE PERIOD JUNE 1, 1998 THROUGH NOVEMBER 30, 1998
                                                                                                        INCOME
                                 TOTAL NET ASSETS  TOTAL RETURN(1) NAV SHARE PRICE       YIELD       DISTRIBUTIONS
                                 ---------------------------------------------------------------------------------
                                     11-30-98                   11-30-98   HIGH   LOW 30-DAY  7-DAY       PER
                                   (IN MILLIONS)                                                         SHARE
MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------
Boston 1784 Tax-Free Money Market      $1,064.1        1.54%     $1.00  $1.00  $1.00      N/A     2.85% $ 0.02
Boston 1784 U.S. Treasury Money Market    383.9        2.38       1.00   1.00   1.00      N/A     4.30    0.02
Boston 1784 Prime Money Market            160.4        2.49       1.00   1.00   1.00      N/A     4.68    0.02

BOND FUNDS
------------------------------------------------------------------------------------------------------------------
Boston 1784 Short-Term Income            $185.0        3.42%    $10.16 $10.28 $10.08      4.88%   N/A   $ 0.27
Boston 1784 Income                        372.2        4.70      10.45  10.74  10.22      5.08    N/A     0.28
Boston 1784 U.S. Government
Medium-Term Income                        275.2        5.13       9.83  10.03   9.58      4.62    N/A     0.26

TAX-EXEMPT INCOME FUNDS
------------------------------------------------------------------------------------------------------------------
Boston 1784 Tax-Exempt
Medium-Term Income                       $321.1        3.77%    $10.68 $10.84 $10.50      4.07%   N/A   $ 0.23
Boston 1784 Connecticut
Tax-Exempt Income                         168.4        3.66      10.96  11.11  10.78      3.73    N/A     0.24
Boston 1784 Florida
Tax-Exempt Income                          57.3        3.77      10.46  10.60  10.27      3.92    N/A     0.22
Boston 1784 Massachusetts
Tax-Exempt Income                         233.1        3.38      10.54  10.70  10.38      3.98    N/A     0.23
Boston 1784 Rhode Island
Tax-Exempt Income                          88.3        3.32      10.73  10.90  10.60      3.73    N/A     0.24

STOCK FUNDS
------------------------------------------------------------------------------------------------------------------
Boston 1784 Asset Allocation             $ 51.0        1.54%    $15.19 $15.76 $13.95      N/A     N/A   $ 0.20
Boston 1784 Growth and Income             544.1        0.55      21.81  23.61  17.93      N/A     N/A     0.03
Boston 1784 Growth                        189.1      (12.68)     11.29  13.39   8.51      N/A     N/A       --
Boston 1784 International Equity          424.9       (7.60)     12.65  14.73  10.23      N/A     N/A       --

PERFORMANCE DATA REPRESENT PAST RESULTS AND ARE NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YIELD FLUCTUATES. YIELD REFLECTS THE PORTFOLIO'S EARNING POWER, NET OF FUND EXPENSES. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

                                                               BOSTON 1784 FUNDS

TOTAL RETURN FOR THE PERIOD
JUNE 1, 1998 - NOVEMBER 30, 1998
---------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                                      BOSTON
                                  1784 FUNDS      TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1998 (1)

                       TAX-FREE MONEY MARKET                                                1.54

                  U.S. TREASURY MONEY MARKET                                                2.38

                          PRIME MONEY MARKET                                                2.49

                           SHORT-TERM INCOME                                                3.42

                                      INCOME                                                4.70

          U.S. GOVERNMENT MEDIUM-TERM INCOME                                                5.13

               TAX-EXEMPT MEDIUM-TERM INCOME                                                3.77

               CONNECTICUT TAX-EXEMPT INCOME                                                3.66

                   FLORIDA TAX-EXEMPT INCOME                                                3.77

             MASSACHUSETTS TAX-EXEMPT INCOME                                                3.38

              RHODE ISLAND TAX-EXEMPT INCOME                                                3.32

                            ASSET ALLOCATION                                                1.54

                           GROWTH AND INCOME                                                 .55

                                      GROWTH                                              (12.68)

                        INTERNATIONAL EQUITY                                               (7.60)

                                 PERCENT (%)      -14   -12   -10  -8    -6    -4    -2    0     2     4    6     8    10    12  14

                          (!) RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

                                        3

TERMS YOU NEED TO KNOW
--------------------------------------------------------------------------------

ADVISER is an organization employed by a mutual fund to give professional advice on the fund's investments and asset management practices (also called the investment adviser).

ASSETS are the investment holdings and cash owned by a mutual fund.

AVERAGE-WEIGHTED-MATURITY is an average of the maturity dates of the various securities in a mutual fund based on the dollar value of those securities. It is calculated by multiplying the market value of each portfolio security by the time remaining to its maturity, adding these calculations and then dividing the total by the market value of the portfolio.

BASIS POINT is one one-hundredth of a percentage point.

CAPITAL APPRECIATION is the increase in the market value of a mutual fund's securities, as reflected in the net asset value of the fund's shares. Capital appreciation (or growth) is a specific long-term objective of many mutual funds.

COUPON RATE is the stated interest rate on a bond.

DIVERSIFICATION is the practice of investing broadly across a number of securities to reduce risk; a hallmark of mutual fund investing.

DURATION is a weighted average term-to-maturity of a mutual fund security's cash flow.

EXPENSE RATIO is a fund's cost of doing business -- disclosed in the prospectus -- as a percent of its assets.

INCOME is the dividends, interest, and/or short-term capital gains paid to a mutual fund's shareholders. Income is earned on a fund's investment portfolio after deducting operating expenses.

INVESTMENT OBJECTIVE is the goal -- long-term capital growth or current income, for example -- that an investor and mutual fund pursue together.

LIQUIDITY is the ability to redeem (sell back) all or part of your mutual fund shares on any business day and receive the current value (which may be more or less than the original cost).

MANAGEMENT FEE is the amount paid by a mutual fund to the investment adviser for its services.

NET ASSET VALUE PER SHARE (NAV) is the market worth of one share of a mutual fund. This figure is derived by taking a fund's total assets -- securities, cash and any accrued earnings -- deducting liabilities, and dividing by the number of shares outstanding.

PRINCIPAL is the basic amount of money you invest, not to be confused with reinvested dividends or capital gains.

TOTAL RETURN is the change in value of an investment from the beginning to the end of a period, assuming the reinvestment of all distributions. This is based on a formula set by the Securities and Exchange Commission.

YIELD is the percentage rate at which a fund's portfolio earns income for its investors, based on a formula set by the Securities and Exchange Commission.

                                                               BOSTON 1784 FUNDS
FUND OBJECTIVES
--------------------------------------------------------------------------------

MONEY MARKET FUNDS
o BOSTON 1784 TAX-FREE MONEY MARKET FUND
  To preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income that is exempt from federal income tax.

o BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
  To preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income.

o BOSTON 1784 PRIME MONEY MARKET FUND
  To preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income.

BOND FUNDS
o BOSTON 1784 SHORT-TERM INCOME FUND
  To provide investors with maximum current income, and, as a secondary goal, to preserve investors' capital.

o BOSTON 1784 INCOME FUND
  To provide investors with maximum current income, and, as a secondary goal, to preserve investors' capital.

o BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
  To provide investors with current income consistent with preservation of capital.

TAX-EXEMPT FUNDS
o BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
  To provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

o BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
  To provide investors with current income exempt from both federal and Connecticut personal income tax. Preservation of capital is a secondary goal.

o BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
  To provide investors with current income exempt from federal income tax through Fund shares which are exempt from Florida intangible personal property tax. Preservation of capital is a secondary goal.

o BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
  To provide investors with current income exempt from both federal and Massachusetts personal income tax, consistent with preservation of capital.

o BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND
  To provide investors with current income exempt from federal income tax and Rhode Island personal income and business corporation taxes. Preservation of capital is a secondary goal.

STOCK FUNDS
o BOSTON 1784 ASSET ALLOCATION FUND
  To provide investors with a favorable total rate of return through current income and capital appreciation consistent with preservation of capital, derived from investing in fixed income and equity securities.

o BOSTON 1784 GROWTH AND INCOME FUND
  To provide investors with long-term growth of capital with a secondary goal of income.

o BOSTON 1784 GROWTH FUND
  To provide investors with capital appreciation. Dividend income, if any, is incidental to this goal.

o BOSTON 1784 INTERNATIONAL EQUITY FUND
  To provide investors with long-term growth of capital. Dividend income, if any, is incidental to this goal.

INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------

[PICTURE GRAPHIC OMITTED]
EDWARD G. RILEY, JR.
CHIEF INVESTMENT OFFICER

   Several words come to mind when describing the past six months. One is "volatile," but that seems almost clinical when what many investors may be feeling is a bit of "whiplash." The downs and ups in the stock market since August have been startling in their suddenness and scope. Within a period of six weeks, the Dow Jones Industrial Average dropped more than 1,800 points and then regained 1,577 points through November 30, 1998, leaving many investors to wonder just how to plan in the face of such unpredictability.

   The swings in the stock market took place against a mixed economic backdrop. On the consumer side, we've seen confidence bounce back from a dip in September. Few signs are more telling, and perhaps more alarming, than the incredible growth of consumer credit in October. The reasons for this psychological upswing are clear. According to the most recent government statistics, wages and salaries are on the rise, up some 4% over last year. At the same time, unemployment remains low and consumers seem unperturbed by the rounds of layoffs announced by some large companies.

   In contrast, the manufacturing sector of the economy is slipping into the doldrums. Imports from cash-starved, currency-weakened Asian countries continue to depress sales. Worldwide overcapacity in a number of industries has led to a slowdown in capital spending. With wages and salaries rising and sales weakening, many manufacturers are feeling a real squeeze on profits, as indicated by the number of companies missing their earnings estimates and pre-announcing earnings shortfalls.

   The international situation remains uncertain. At long last, Japan appears to be taking serious steps to address its economic woes. Even so, consumer and investor confidence in that country remains depressed, which was only exacerbated by recent government seizures of insolvent financial institutions. In Hong Kong, the recession continues. Latin American economies and markets, particularly Brazil, still suffer from Asian-induced instability. Europe shows signs of a slowdown, with declining retail sales in the United Kingdom and declining business confidence in Italy, Belgium and the Netherlands.

   One possible result of global overcapacity and economic weakness is deflation--a worry about which investors and, to some extent, the Federal Reserve Board are unaccustomed. To counter this trend, and the growing trend toward tighter business credit on the part of commercial banks, the Federal Reserve Board reduced its target interest rate on Federal Funds by 0.75% since June 1, 1998 to 4.75% on November 30, 1998. The Federal Reserve Board's uncertainty is reflected in the tentativeness of rate reductions, with a 0.25% drop in September, followed by a second 0.25% reduction a month later.

   By reducing U.S. interest rates, the Federal Reserve Board signaled its concern regarding deflation to other central banks, which promptly

                                                               BOSTON 1874 FUNDS
--------------------------------------------------------------------------------
followed with reductions of their own. The result has been a total of 51 interest rate cuts by various central banks since October 1, 1998. These interest rate cuts are unleashing tremendous liquidity in their respective economies and in the financial markets.

                          DOW JONES INDUSTRIAL AVERAGE
                           NOVEMBER 1997-NOVEMBER 1998

[GRAPHIC OMITTED]

PLOT POINTS ARE AS FOLLOWS:

11/97           7823
12/97           7908
1/98            7906
2/98            8545
3/98            8799
4/98            9063
5/98            8899
6/98            9025
7/98            8883
8/98            7640
9/98            7784
10/98           8592
11/98           9116

STOCK MARKET REVIEW

   The six months ended November 30, 1998 have been among the most volatile in memory. The Dow Jones Industrial Average closed at 9116 on November 30 compared to 8899 on May 31, 1998. During that period, however, the Dow hit a record high of 9337 points on July 17, and a low for the period of 7539 on August 31.

   It's important to note, however, that the Dow Jones Industrial Average reflects the performance of the nation's 30 largest-capitalization stocks. To make the point even more strongly, the twelve largest stocks in the Standard & Poor's 500 index account for more than 50% of that index's performance during the past twelve months. Unless you (or your mutual fund) invested in these specific stocks, matching their weighted percentage in the S&P 500, your investments very likely lagged the overall equity market. When we consider the broader market, the picture is quite different. Since January 1, 1998, the 100 largest stocks on the technology-heavy NASDAQ have gained 70%, while the Russell 2000 index, which includes small- and mid-cap companies, has declined 8%.

   Despite the volatility in the stock market, however, smaller investors held their ground, riding out, and buying on, the declines in stock prices, while many professional money managers were selling. Investors continue to invest in stock funds, which recorded $120 billion in inflows since the beginning of the year. With more than $1.4 trillion currently "resting" in money market funds, the possibility of further liquidity-driven gains is very real.

   We see a disturbing disconnect, however, between the enthusiasm for stocks and the reality of economic and company fundamentals. Traditional measures of market valuation are at very high levels, given the state of the economy and corporate earnings. The Standard & Poor's 500 projected price-earnings ratio, which is based on ESTIMATED 1999 earnings, has reached an historic high of 29-times. The 30 largest companies in the Standard & Poor's 500 have a weighted

--------------------------------------------------------------------------------

price-earnings ratio of 40-times projected earnings. While overall corporate earnings have increased 28% in the past four years, that trend is unlikely to continue in the year ahead. Indeed, it is already showing signs of weakening.

   Moreover, it is impossible to ignore the fervor for virtually any Internet-related stock. With some companies selling for hundreds of times earnings, if they have earnings at all, we urge investors to remember that speculative stocks can decline as rapidly as they rise.

BOND MARKET REVIEW

   Since January 1998, the yield on 30-year U.S. Treasury bonds dropped 0.56% to 5.25% on November 30, 1998. Bond prices move in the opposite direction of bond yields. Therefore,

                              30-YEAR TREASURY BOND
                           NOVEMBER 1997-NOVEMBER 1998

[GRAPHIC OMITTED]

PLOT POINTS ARE AS FOLLOWS:

11/97        6.11
1/98         5.81
3/98         5.95
5/98         5.93
7/98         5.68
9/98         5.2
11/98        5.25

many fixed income investors have experienced significant appreciation in the value of their portfolios. We anticipated this decline in yields and lengthened the average maturity of our bond portfolios, resulting in gains that are a component of Boston 1784 Tax-Exempt


                          INVESTMENTS IN BOND MUTUAL FUNDS
                           NOVEMBER 1997-NOVEMBER 1998

[GRAPHIC OMITTED]

PLOT POINTS ARE AS FOLLOWS:

11/97      714
1/98       738
3/98       759
5/98       777
7/98       793
9/98       811
11/98      829

Income and Boston 1784 Bond Funds' strong performance.

   With bond prices rising and stock market volatility increasing, investors seem to have rediscovered bonds. Fixed income mutual funds experienced an inflow of $6.0 billion in October 1998 and have taken in a total of $73 billion in new money since January 1998. The 10-month inflow is 2.5 times the total inflow for all of 1997.

                                                               BOSTON 1874 FUNDS
--------------------------------------------------------------------------------
   The economic uncertainty in the U.S. and Europe, and the continued threat of deflation, are likely to require further easing of monetary policy. While the Federal Reserve Board may be reluctant to cut rates further over the short term, we expect to see additional interest rate reductions during 1999, perhaps by as much as 0.75% to 1%. These rate reductions, coupled with expectations for continued stock market volatility, may argue for an increased fixed income allocation on the part of more risk-averse investors.

MONEY MARKET REVIEW

   Money market investors have seen the Federal Funds rate decline from 5.50% on May 1, 1998, to 4.75% on November 30, 1998, with resulting declines in yields. Given economic uncertainty and the threat of deflation, further interest rate reductions are likely in 1999, although they may not be immediate. We expect a reduction of 0.75% to 1% during the next 12 months.

   In reducing rates, however, the Federal Reserve Board must perform a balancing act. It must provide enough liquidity to boost economic activity, but not so much that the funds flow into financial assets instead, resulting in even greater asset inflation. Moreover, the Federal Reserve Board must reduce rates sufficiently to allow other central banks room for reductions without disrupting foreign exchange rates.

   In closing, we would say that the six months ended November 30, 1998 have demonstrated the value of a carefully considered asset allocation strategy. Those investors who stuck to their allocations during the recent stock market swings saw their portfolios bounce back quickly from steep



                                FEDERAL FUNDS RATE
                           NOVEMBER 1995-NOVEMBER 1998

[GRAPHIC OMITTED]

PLOT POINTS ARE AS FOLLOWS:

11/95      5.8
5/96       5.24
11/96      5.31
5/97       5.5
11/97      5.5
5/98       5.5
11/98      4.75

declines. We urge similar discipline in the months ahead, which are likely to be equally volatile. Many analysts believe that the recent decline and subsequent rebound of stock prices was too "easy." Depending on the course of global economic and political events, we may well see a similar decline in stock prices in 1999. Patient investors with sound strategies may not be comfortable with such a development, but they should not be alarmed by it, either.


\s\ Edward G. Riley, Jr.
------------------------
Edward G. Riley, Jr.
Chief Investment Officer
BankBoston, N.A.

as of November 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
EDUCATION BONDS                                                   9%
TRANSPORTATION BONDS                                              2%
UTILITY BONDS                                                    14%
GENERAL OBLIGATION BONDS                                          8%
CASH EQUIVALENTS                                                  6%
CORPORATE BONDS                                                   1%
TAX-EXEMPT COMMERCIAL PAPER                                       4%
OTHER REVENUE BONDS                                              14%
HOUSING BONDS                                                     4%
WATER & SEWER BONDS                                               5%
BOND ANTICIPATION NOTES                                           3%
INDUSTRIAL DEVELOPMENT & POLLUTION CONTROL BONDS                 17%
ALTERNATIVE MINIMUM TAX BONDS                                     1%
HEALTH CARE BONDS                                                10%
PUBLIC FACILITY BONDS                                             2%


% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 89.7%
  ARIZONA -- 2.7%
   Maricopa County, Pollution
      Control RB, Arizona Public
      Services, Series B (A)
       3.350%, 12/01/98            $10,000   $  10,000
   Pima County, Industrial
      Development Authority RB (A)
       3.200%, 12/02/98             19,000      19,000
                                                ------
                                                29,000
                                                ------
  CALIFORNIA -- 2.6%
   California School Cash Reserve
      Program Authority TRAN,
      Series A, AMBAC
       4.500%, 07/02/99             15,000      15,064
   California Student Education Loan
      Marketing RB, Series A LOC (A)
       3.000%, 12/02/98             12,500      12,500
                                                ------
                                                27,564
                                                ------
  CONNECTICUT -- 0.7%
   Clipper Connecticut Tax-Exempt
      Trust, Series 1995-1 (A) (B)
       3.130%, 12/04/98              7,341       7,341
                                                ------

--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
  DELAWARE -- 2.0%
   Delaware State Health Facility
      Authority RB, LOC (A)
       3.150%, 12/02/98            $21,600   $  21,600
                                                ------
  DISTRICT OF COLUMBIA -- 1.9%
   District of Columbia Tax &
      Revenue GO, Series B
       3.750%, 09/30/99             20,000      20,105
                                                ------
  FLORIDA -- 0.7%
   Miami, Dade County
      School Board COP, Series C, FSA
       4.000%, 08/01/99              4,360       4,388
   Orange County Florida
      Health Care TECP
       3.250%, 12/02/98              3,400       3,400
                                                ------
                                                 7,788
                                                ------
  GEORGIA -- 2.7%
   Georgia State Municipal Electric
      Authority RB, LOC (A)
       3.100%, 12/02/98             21,800      21,800
   Georgia State Municipal Electric
      Authority RB, Series B,
      LOC (A) (B)
       3.100%, 12/02/98              7,000       7,000
                                                ------
                                                28,800
                                                ------
  ILLINOIS -- 6.8%
   Chicago GO, LOC (A) (B)
       3.550%, 02/04/99             30,000      30,000
   Chicago, Multi-Family Housing
      RB, Waveland Associates
      Project C, LOC (A) (B)
       3.100%, 12/02/98             10,000      10,000
   Illinois State Development
      Finance Authority RB, Chicago
      Symphony Project, GOA (A)
       3.100%, 12/02/98             26,000      26,000
   Illinois State Educational Facility
      Authority RB, Shedd Aquarium
      Society Project, Series B,
      LOC (A) (B)
       3.700%, 05/20/99              6,000       6,000
                                                ------
                                                72,000
                                                ------

                                                               BOSTON 1874 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
  INDIANA -- 1.4%
   City of Indianapolis Gas
      Utilities TECP
       3.250%, 12/11/98           $  5,000     $ 5,000
   Indiana State, GO
       4.000%, 01/20/99             10,000      10,005
                                                ------
                                                15,005
                                                ------
  IOWA -- 2.0%
   Iowa State School Cash
      Anticipation Warrants,
      Series B, FSA
       4.250%, 01/28/99              5,200       5,206
   Polk County, Iowa Catholic
      Health Center RB, Series B (A)
       3.150%, 12/02/98             16,000      16,000
                                                ------
                                                21,206
                                                ------
  KENTUCKY -- 2.8%
   Boone County, Pollution Control
      RB, Cincinnati Gas & Electric
      Project, LOC (A) (B)
       3.200%, 12/01/98              4,100       4,100
   Kentucky Rural Water Finance
      RB, Public Projects
      Construction Notes
       4.000%, 07/15/99             25,080      25,125
                                                ------
                                                29,225
                                                ------
  LOUISIANA -- 6.7%
   De Soto Parish, Pollution Control
      RB, Central Louisiana Electric
      Company Project,
      Series B, LOC (A)
       3.100%, 12/02/98             10,000      10,000
   Louisiana State Offshore Terminal
      Authority RB, Deepwater Port
      Project, LOC (A) (B)
       3.250%, 12/01/98             15,300      15,300
   Louisiana State Public Facilities
      Authority RB, Willis Knighton
      Medical Center, LOC (A) (B)
       3.250%, 12/02/98             27,000      27,000

--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
   Plaquemines, Port Facilities RB,
      International Marine Terminal
      Project, Series B (A) (B)
       3.600%, 03/15/99            $10,900  $   10,900
   Rapides Parish, Pollution Control
      RB, Central Louisiana Electric
      Company Project, LOC (A) (B)
       3.100%, 12/02/98              8,150       8,150
                                                ------
                                                71,350
                                                ------
  MAINE -- 0.9%
   Jay, Pollution Control RB, Solid
      Waste Disposal Project,
      AMT (A) (B)
       4.000%, 12/01/98             10,000      10,000
                                                ------
  MASSACHUSETTS -- 12.4%
   Massachusetts State GO,
      Series A (A)
       3.050%, 12/03/98             25,000      25,000
   Massachusetts State Health &
      Educational Facilities
      Authority RB, FSA (A)
       3.000%, 12/02/98             10,000      10,000
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Harvard University Issue,
       Series Q-1, LOC (A) (B)
       3.000%, 12/03/98              8,000       8,000
   Massachusetts State Health &
      Educational Facilities Authority
      RB, MBIA (A)
       3.000%, 12/02/98              7,900       7,900
   Massachusetts State Housing
      Finance Authority RB, Family
      Housing Project A, FNMA (A)
       3.100%, 12/02/98              3,700       3,700
   Massachusetts State Housing Finance
      Authority RB, Multi-Family Series A,
      GNMA (A)
       3.100%, 12/02/98             21,100      21,100
   Massachusetts State Industrial
      Finance Agency RB (A)
       3.100%, 12/03/98              2,500       2,500
as of November 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
  MASSACHUSETTS (CONTINUED)
   Massachusetts State Industrial
      Finance Agency RB, Buckingham
      Brown Issue, LOC (A) (B)
       3.050%, 12/03/98           $  6,000  $    6,000
   Massachusetts State Industrial
      Finance Agency RB, Eastern
      Nazarene College (A)
       3.050%, 12/03/98              1,735       1,735
   Massachusetts State Water
      Resource Authority RB,
      Series A, AMBAC (A)
       2.900%, 12/02/98             19,100      19,100
   Massachusetts State
      Pollution TECP
       3.250%, 12/02/98              9,000       9,000
   Springfield, Massachusetts BAN
       3.625%, 03/02/99              5,000       5,007
       4.000%, 07/15/99             10,000      10,021
       4.000%, 09/02/99              2,000       2,006
                                               -------
                                               131,069
                                               -------
  MICHIGAN -- 1.7%
   Kent, Michigan Hospital Finance
      Authority RB Spectrum Health
      Series B, MBIA (A)
       3.000%, 12/02/98             12,200      12,200
   Michigan State Strategic
      Pollution Control RB,
      Consumer Power Project (A)
       3.350%, 12/01/98              5,900       5,900
                                               -------
                                                18,100
                                               -------
  MINNESOTA -- 1.0%
   Minnesota State Electric Systems
      RB, Northern Municipal Power
      Agency Putters, Series 105,
      FSA (A)
       3.600%, 12/02/98             10,600      10,600
                                               -------
  MISSISSIPPI -- 2.1%
   Jackson County, Pollution Control
      Authority RB, Chevron USA
      Project, LOC (A) (B)
       3.250%, 12/01/98             21,950      21,950
                                               -------

--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
  MISSOURI -- 3.4%
   Kansas City, Industrial
      Development Authority
      RB, MBIA (A) (B)
       3.250%, 12/01/98           $  7,200  $    7,200
   Kansas City, Industrial
      Development Authority RB,
      Resh Health Services System
      Project, MBIA (A) (B)
       3.250%, 12/01/98              4,800       4,800
   Missouri State Health &
      Educational Facilities Authority
      RB, Christian Health Services,
      Series B, LOC (A) (B)
       3.050%, 12/02/98              6,150       6,150
   Missouri State Import & Energy
      Resources Authority RB,
      Pollution Control Resources,
      LOC (A)
       3.750%, 12/01/98             18,000      18,000
                                                ------
                                                36,150
                                                ------
  NEW HAMPSHIRE -- 2.7%
   New Hampshire State Health &
      Higher Education Facilities
      Authority RB, Mary Hitchcock
      Project, Series 85D, FGIC (A) (B)
       3.150%, 12/02/98             12,600      12,600
   New Hampshire State Health &
      Higher Education Facilities
      Authority RB, Mary Hitchcock
      Project, Series 85H, FGIC (A) (B)
       3.150%, 12/02/98              9,600       9,600
   New Hampshire State Health &
      Higher Education Facilities
      Authority RB, Veterans Administration
      Hospital, New England
      Project, Series C, AMBAC (A) (B)
       3.300%, 12/02/98              4,000       4,000
   New Hampshire State Health &
      Higher Education Facilities Authority
      RB, Veterans Administration
      Hospital, New England
      Project, Series F, AMBAC (A) (B)
       3.300%, 12/02/98              2,000       2,000
                                                ------
                                                28,200
                                                ------
                                       12

                                                               BOSTON 1874 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
  NEW YORK -- 9.5%
   Long Island Power Authority RB,
      Sub-Series 5, LOC (A)
       3.250%, 12/01/98            $20,000   $  20,000
   New York City, New York GO,
      Series B, FGIC (A)
       3.500%, 12/01/98              6,500       6,500
   New York State Local Government
      Assistance Corporation RB,
      LOC (A) (B)
       2.900%, 12/02/98             23,370      23,370
   New York State Local
      Government Assistance
      Corporation RB, Series B,
      LOC (A) (B)
       2.950%, 12/02/98             22,900      22,900
   New York State Municipal Water
      Finance Authority RB, Series G,
      FGIC (A) (B)
       3.250%, 12/01/98             28,100      28,100
                                               -------
                                               100,870
                                               -------
  OHIO -- 1.1%
   Columbus, Sewer
      Authority RB (A) (B)
       3.050%, 12/03/98             11,600      11,600
                                                ------
  OKLAHOMA -- 2.0%
   Oklahoma State Water Resources
      RB, Saint Loan Program,
      LOC (A) (B)
       3.550%, 03/01/99             21,095      21,095
                                                ------
  PENNSYLVANIA -- 1.8%
   Philadelphia Gas Works TECP
       3.300%, 12/08/98              7,700       7,700
   Quakertown, Pennsylvania
      General Authority RB,
      Series A, LOC (A)
       3.250%, 12/01/98             11,300      11,300
                                                ------
                                                19,000
                                                ------
  PUERTO RICO -- 1.0%
   Puerto Rico Commonwealth Highway
       & Transportation RB, Series A,
       LOC (A) (B)
       2.750%, 12/02/98             11,000      11,000
                                                ------
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
  SOUTH CAROLINA -- 1.8%
   Piedmont, South Carolina
      Municipal Power Agency RB,
      Series B, MBIA (A)
       3.100%, 12/02/98           $  5,600  $    5,600
   South Carolina Public Service
      Authority TECP
       3.350%, 12/04/98             13,160      13,160
                                                ------
                                                18,760
                                                ------
  TENNESSEE -- 3.0%
   Johnson County, Tennessee
      Health and Educational Facilities
      RB, Series A, MBIA (A)
       3.150%, 12/02/98             32,300      32,300
                                                ------
  TEXAS -- 4.4%
   Brazos, Industrial Development
      RB, Badische Corporate Port
      Authority, LOC (A) (B)
       3.100%, 12/01/98              6,300       6,300
   Harris County, Toll Road RB,
      Series F, LOC (A) (B)
       3.050%, 12/02/98              5,500       5,500
   Houston Texas TECP
       3.100%, 01/13/99             10,000      10,000
   Texas State TRAN
       4.500%, 08/31/99             10,000      10,078
   Texas, Lower Colorado River
      Authority RB, Junior Lien 3rd
      Supply Series, MBIA (A)
       3.050%, 12/02/98             15,200      15,200
                                                ------
                                                47,078
                                                ------
  UTAH -- 0.9%
   Utah County, Utah Environmental
      Impact RB, USX Corporate
      Project, LOC (A) (B)
       3.600%, 12/03/98             10,000      10,000
                                                ------
  VERMONT -- 0.7%
   Vermont Education & Health
      Financing Agency RB,
      Middlebury College
      Project A (A)
       3.100%, 05/03/99              1,500       1,500
as of November 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 TAX-FREE MONEY MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
  VERMONT (CONTINUED)
   Vermont State Health &
      Educational Facilities Authority
      RB, Series D, AMBAC (A) (B)
       3.300%, 12/02/98          $   5,900     $ 5,900
                                               -------
                                                 7,400
                                               -------
  WASHINGTON -- 3.8%
   Port Anacortes, Washington
      Industrial Development TECP,
      Texaco Project (A)
       3.000%, 12/03/98             25,000      25,000
   Washington State Health Care
      Facilities Authority RB, Sisters
      of Providence Project, Series C,
      LOC (A) (B)
       3.250%, 12/01/98             15,100      15,100
                                               -------
                                                40,100
                                               -------
  WISCONSIN -- 0.8%
   Pleasant Prairie, Industrial
      Development Authority RB,
      Wisconsin Electric Power
      Project, LOC (A) (B)
       3.200%, 12/03/98              9,000       9,000
                                               -------
  WYOMING -- 1.7%
   Uinta County, Pollution Control
      RB, Chevron USA Project,
      LOC (A) (B)
       3.250%, 12/01/98             17,200      17,200
   Uinta County, Pollution
      Control RB, Chevron USA
      Project (A)
       3.250%, 12/01/98              1,400       1,400
                                               -------
                                                18,600
                                               -------
TOTAL MUNICIPAL BONDS
   (Cost $953,856)                             953,856
                                               -------
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
TAX-EXEMPT MUNICIPAL
  TRUST CERTIFICATES -- 1.6%
   Municipal Tax-Exempt Trust
      Certificate Class A1-A5
       3.500%, 10/06/99            $16,944   $  16,944
                                             ---------
TOTAL TAX-EXEMPT MUNICIPAL
   TRUST CERTIFICATES
   (Cost $16,944)                               16,944
                                             ---------

CASH EQUIVALENTS -- 2.4%
   Clipper Blue Tax-Exempt Trust,
      Series 1995-1, Class A (A) (B)
       3.530%, 12/04/98              1,004       1,004
   Clipper Blue Tax-Exempt Trust,
      Series 1995-2 (A) (B)
       3.530%, 12/04/98              2,038       2,038
   Clipper Tax-Exempt Trust,
      Series A (A) (B)
       3.230%, 12/03/98             22,300      22,300
                                             ---------
TOTAL CASH EQUIVALENTS
   (Cost $25,342)                               25,342
                                             ---------

REPURCHASE AGREEMENT -- 6.1%
   Paine Webber
      5.28%, dated 11/30/98, matures
      12/01/98, repurchase price
      $65,350,278 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $66,649,916) (C)              65,341      65,341
                                             ---------
TOTAL REPURCHASE AGREEMENT
   (Cost $65,341)                               65,341
                                             ---------
TOTAL INVESTMENTS -- 99.8%
   (Cost $1,061,483)                         1,061,483
                                             ---------
OTHER ASSETS AND LIABILITIES,
   NET -- 0.2%                                   2,618
                                             ---------

                                                               BOSTON 1874 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                                VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 1,064,237,763 outstanding
   shares of beneficial interest            $1,064,238
Accumulated net realized loss
   on investments                                 (137)
                                            ----------
TOTAL NET ASSETS -- 100.0%                  $1,064,101
                                            ==========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                    $1.00
                                            ==========

(A) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1998. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(B) PUT, DEMAND OR PRE-REFUND FEATURE EXISTS REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY. THE DATE SHOWN IS THE LESSER OF THE PUT, DEMAND OR PRE-REFUND DATE.
(C) TRI-PARTY REPURCHASE AGREEMENT
AMT--ALTERNATIVE MINIMUM TAX
BAN--BOND ANTICIPATION NOTE
COP--CERTIFICATE OF PARTICIPATION
GO--GENERAL OBLIGATION BOND
LOC--SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR
     COMMERCIAL BANK OR OTHER FINANCIAL INSTITUTION.
RB--REVENUE BOND
TECP--TAX EXEMPT COMMERCIAL PAPER
TRAN--TAX AND REVENUE ANTICIPATION NOTE
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR THE SECURITIES AS SET FORTH IN THE
STATEMENT OF NET ASSETS.
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC--FINANCIAL GUARANTY INSURANCE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA--FINANCIAL SECURITY ASSURANCE
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GOA--GENERAL OBLIGATION OF AUTHORITY
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

as of November 30, 1998
BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                           17%
U.S. GOVERNMENT AGENCY OBLIGATIONS                                  34%
CASH EQUIVALENTS                                                    49%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 17.3%
   U.S. Treasury Bills (A)
       4.519%, 01/21/99           $  5,000     $ 4,968
       4.551%, 01/21/99              8,000       7,949
       5.055%, 03/04/99              5,000       4,935
       4.390%, 07/22/99              5,000       4,858
   U.S. Treasury Notes
       5.875%, 01/31/99             10,000      10,007
       6.250%, 03/31/99             13,500      13,535
       6.375%, 04/30/99              5,000       5,019
       6.500%, 04/30/99              5,000       5,036
       6.000%, 06/30/99              5,000       5,043
       5.875%, 07/31/99              5,000       5,029
                                                ------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $66,379)                               66,379
                                                ------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 33.6%
   Federal Home Loan Bank
       5.835%, 12/17/98              2,350       2,350
       5.010%, 10/06/99              1,500       1,500
       5.000%, 10/27/99              8,000       8,000
       5.250%, 11/24/99              3,000       3,000

--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
   Federal Home Loan Bank (A)
       5.151%, 12/01/98           $  5,000     $ 5,000
       4.827%, 01/20/99              5,000       4,967
       4.910%, 02/26/99              4,000       3,996
       5.033%, 02/26/99              5,000       4,940
   Federal Home Loan Bank (B)
       4.995%, 12/01/98              3,000       3,000
       5.103%, 12/01/98              5,000       4,998
   Federal Home Loan Mortgage
      Corporation (A)
       4.803%, 01/11/99              5,000       4,973
       5.090%, 01/14/99              5,000       4,969
       5.109%, 02/10/99              5,000       4,950
       4.997%, 02/17/99              9,000       8,904
       5.033%, 02/25/99              5,317       5,254
       5.159%, 02/26/99             10,000       9,877
       5.020%, 11/05/99              5,000       5,000
   Federal National Mortgage
      Association
       5.319%, 12/22/98              1,000         997
       5.117%, 01/07/99              3,000       2,984
       5.650%, 04/09/99              5,000       5,001
   Federal National Mortgage
      Association (A)
       5.498%, 12/30/98              3,700       3,684
   Federal National Mortgage
      Association (B)
       5.363%, 12/14/98              1,850       1,850
   Federal National Mortgage
      Association MTN
       6.400%, 12/07/98              4,000       4,001
       5.770%, 12/17/98              2,000       2,000
   Student Loan Marketing
      Association
       5.510%, 12/16/98              5,000       5,000
   Student Loan Marketing
      Association (B)
       4.770%, 12/01/98              1,100       1,100
       4.760%, 12/01/98             11,600      11,599
       5.151%, 12/01/98              5,000       5,000
                                               -------
TOTAL U.S. GOVERNMENT
   AGENCY OBLIGATIONS
   (Cost $128,894)                             128,894
                                               -------

                                                              BOSTON 1874 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 49.2%
   Dean Witter
      5.13%, dated 11/30/98, matures
      12/01/98, repurchase price
      $50,007,125 (collateralized
      by U.S. Treasury Instruments:
      total market value
      $51,000,113) (C)             $50,000   $  50,000
   First Boston
      5.10%, dated 11/30/98, matures
      12/01/98, repurchase price
      $12,001,700 (collateralized by
      U.S. Treasury Notes: total
      market value $12,241,981) (C) 12,000      12,000
   Goldman Sachs
      5.20%, dated 11/30/98, matures
      12/01/98, repurchase price
      $7,164,208 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $7,306,438) (C)                7,163       7,163
   Greenwich Capital
      5.25%, dated 11/30/98, matures
      12/01/98, repurchase price
      $30,004,375 (collateralized
      by U.S. Treasury Instruments:
      total market value
      $30,600,015) (C)              30,000      30,000
   J.P. Morgan
      5.20%, dated 11/30/98, matures
      12/01/98, repurchase price
      $50,007,222 (collateralized
      by U.S. Treasury Instruments:
      total market value
      $51,000,017) (C)              50,000      50,000
   Prudential
      5.25%, dated 11/30/98, matures
      12/01/98, repurchase price
      $40,005,833 (collateralized
      by U.S. Treasury Instruments:
      total market value
      $40,800,046) (C)              40,000      40,000
                                               -------
TOTAL REPURCHASE AGREEMENTS
   (Cost $189,163)                             189,163
                                               -------


--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.1%
   (Cost $384,436)                            $384,436
                                              --------
OTHER ASSETS AND LIABILITIES,
   NET-- (0.1%)                                   (513)
                                              --------

NET ASSETS:
Capital Shares (unlimited
   authorization -- no par
   value) based on 383,901,889
   outstanding shares of beneficial interest   383,902
Undistributed net investment income                 11
Accumulated net realized gain
   on investments                                   10
                                              --------
TOTAL NET ASSETS -- 100.0%                    $383,923
                                              ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                    $1.00
                                              ========

(A) THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AS OF NOVEMBER 30, 1998
(B) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1998. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(C) TRI-PARTY REPURCHASE AGREEMENT
MTN--MEDIUM TERM NOTE

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

as of November 30, 1998
BOSTON 1784 PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS                                  12%
CASH EQUIVALENTS                                                     6%
CORPORATE BONDS                                                      4%
CERTIFICATES OF DEPOSIT                                              5%
COMMERCIAL PAPER                                                    60%
TAXABLE MUNICIPAL BONDS                                             13%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
% OF TOTAL PORTFOLIO INVESTMENTS

COMMERCIAL PAPER -- 60.6%
  AUTOMOTIVE -- 1.2%
   Daimler Chrysler (A)
       4.934%, 12/11/98             $2,000      $1,997
                                                ------
  BANKS -- 5.6%
   Bank of America (A)
       5.131%, 01/28/99              4,000       3,967
   Norwest  (A)
       5.120%, 01/22/99              5,000       4,963
                                                ------
                                                 8,930
                                                ------
  ENERGY -- 1.2%
   Shell Oil  (A)
       4.879%, 12/02/98              2,000       2,000
                                                ------
  FINANCIAL SERVICES -- 37.8%
   Alpine Securitization (A)
       5.013%, 12/09/98              1,282       1,280
       5.264%, 01/14/99              2,259       2,245
       5.259%, 02/03/99              1,020       1,010
   American Express Credit (A)
       5.192%, 12/03/98              1,200       1,200
       5.089%, 02/24/99              1,800       1,779

--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
   Barton Capital (A)
       5.272%, 12/11/98             $2,000     $ 1,997
       5.443%, 03/25/99              3,000       2,949
   Delaware Funding (A)
       5.506%, 01/12/99              3,000       2,981
   Fountain Square Funding (A)
       5.020%, 12/17/98              5,000       4,989
   General Motors Acceptance (A)
       5.218%, 01/15/99              1,000         993
       5.132%, 01/29/99              3,000       2,975
   Greenwich Funding (A)
       5.257%, 01/05/99              2,200       2,189
       5.652%, 01/15/99              3,000       2,979
   Lexington Parker (A)
       5.495%, 01/13/99              4,000       3,974
   Market Street Funding (A)
       5.301%, 12/10/98              2,500       2,497
       5.531%, 01/15/99              3,000       2,979
   Prudential Funding (A)
       5.085%, 12/10/98              5,000       4,994
   Receivables Capital (A)
       5.450%, 01/29/99              2,590       2,567
   Sigma Financial (A)
       5.264%, 12/11/98              5,000       4,993
   USAA Capital (A)
       5.172%, 12/16/98              5,000       4,989
   Wood Street Funding (A)
       5.520%, 01/29/99              4,000       3,964
                                                ------
                                                60,523
                                                ------
  FOOD, BEVERAGE & TOBACCO -- 3.1%
   PepsiCo (A)
       4.758%, 12/03/98              5,000       4,999
                                                ------
  HOUSING -- 3.2%
   Virginia State Housing
      Development Authority
       5.050%, 05/19/99              5,000       5,000
                                                ------
  TAXABLE MUNICIPALS -- 7.3%
   DeKalb County, Georgia,
      Emory University
       5.580%, 12/09/98              4,200       4,200

                                                               BOSTON 1874 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
   New York City, New York, FGIC
       5.600%, 12/09/98             $1,000     $ 1,000
       5.250%, 01/14/99              1,000       1,000
       5.260%, 02/03/99              1,600       1,600
       5.250%, 02/11/99              1,350       1,350
   Minnesota State City
      of Saint Paul GO
       5.720%, 12/17/98              2,500       2,500
                                                ------
                                                11,650
                                                ------
  UTILITIES -- 1.2%
   Lower Colorado River Authority
       5.580%, 12/09/98              2,000       2,000
                                                ------
TOTAL COMMERCIAL PAPER
   (Cost $97,099)                               97,099
                                                ------

CORPORATE BONDS -- 3.9%
   American General
       7.700%, 10/15/99              1,150       1,176
   Associates Corporation of
      North America
       6.250%, 03/15/99                570         571
   Banc One
       5.745%, 05/17/99                500         501
   Bank One Wisconsin
       5.740%, 05/11/99                500         501
   Chase Manhattan Bank
       5.875%, 08/04/99                500         500
   General Electric Capital
       7.010%, 05/05/99                500         504
   General Motors Acceptance
       5.625%, 02/01/99              1,000       1,000
   IBM Credit
       5.680%, 05/07/99                500         501
       5.575%, 08/27/99              1,000       1,002
                                                ------
TOTAL CORPORATE BONDS
   (Cost $6,256)                                 6,256
                                                ------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.8%
   Federal Home Loan Bank
       5.835%, 12/17/98              5,000       5,000
       5.000%, 10/27/99              5,000       5,000
   Federal Home Loan Bank (B)
       4.910%, 02/26/99              4,000       3,996


--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
   Federal Home Loan Mortgage
       5.200%, 11/24/99             $5,000   $   5,000
                                                ------
TOTAL U.S. GOVERNMENT
   AGENCY OBLIGATIONS
   (Cost $18,996)                               18,996
                                                ------

TAXABLE MUNICIPAL BONDS -- 12.6%
   Barton Healthcare (B)
       5.350%, 12/02/98                900         900
   Catholic Health Initiatives (B)
       5.400%, 12/02/98              1,000       1,000
   Community Health System, LOC (B)
       4.950%, 12/02/98                950         950
   Kit Carson County, Colorado,
      Agricultural Development
      RB, LOC (B)
       5.400%, 12/02/98              2,000       2,000
   Los Angeles, California, Community
      Redevelopment Agency
      Taxable RB, FSA (B)
       5.350%, 12/02/98              5,000       5,000
   Maryland State Health & Higher
      Education Facilities RB,
      Series B, LOC (B)
       5.350%, 12/03/98              2,300       2,300
   Maryland State Health & Higher
      Education RB, LOC (B)
       5.350%, 12/02/98              4,100       4,100
   Olathe, Kansas, Industrial
      RB, LOC (B)
       5.400%, 12/03/98              4,000       4,000
                                                ------
TOTAL TAXABLE MUNICIPAL BONDS
   (Cost $20,250)                               20,250
                                                ------

CERTIFICATES OF DEPOSIT -- 5.0%
   Bayerische Landesbank Yankee
       5.720%, 05/06/99              4,000       3,999
   Societe Generale
       5.765%, 04/19/99              4,000       4,000
                                                ------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $7,999)                                 7,999
                                                ------
as of November 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 PRIME MONEY MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.0%
   Greenwich Capital
      5.25%, dated 11/30/98, matures
      12/01/98, repurchase price
      $9,644,414 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $9,835,873) (C)               $9,643    $  9,643
                                              --------
TOTAL REPURCHASE AGREEMENT
   (Cost $9,643)                                 9,643
                                              --------
TOTAL INVESTMENTS -- 99.9%
   (Cost $160,243)                             160,243
                                              --------
OTHER ASSETS AND LIABILITIES, NET -- 0.1%          136
                                              --------

NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 160,386,098 outstanding
   shares of beneficial interest               160,386
Accumulated net realized loss
   on investments                                   (7)
                                              --------
TOTAL NET ASSETS-- 100.0%                     $160,379
                                              ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                    $1.00
                                              ========

(A) THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AS OF NOVEMBER 30, 1998.
(B) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF NOVEMBER 30, 1998. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(C) TRI-PARTY REPURCHASE AGREEMENT
GO--GENERAL OBLIGATION BOND
LOC--SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR
     COMMERCIAL BANK OR OTHER FINANCIAL INSTITUTION.
RB--REVENUE BONDS
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT
SUPPORT FOR A SECURITY LISTED ABOVE.
FGIC--FINANCIAL GUARANTY INSURANCE CORPORATION
FSA--FINANCIAL SECURITY ASSURANCE

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               BOSTON 1784 FUNDS
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                   19%
CASH EQUIVALENTS                             5%
TAXABLE MUNICIPAL BONDS                      5%
ASSET-BACKED SECURITIES                     16%
U.S. GOVERNMENT MORTGAGE-BACKED BONDS        2%
U.S. GOVERNMENT AGENCY OBLIGATIONS           4%
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS       5%
CORPORATE BONDS                             44%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 18.9%
   U.S. Treasury Notes
       5.875%, 01/31/99           $  1,000     $ 1,002
       5.875%, 11/15/99              5,279       5,337
       7.750%, 11/30/99              4,000       4,118
       7.125%, 02/29/00              1,200       1,235
       5.500%, 05/31/00              2,500       2,531
       6.375%, 09/30/01             11,000      11,497
       6.625%, 03/31/02              2,000       2,119
       6.625%, 04/30/02              2,831       3,003
       5.500%, 03/31/03              2,000       2,064
       5.375%, 06/30/03              2,000       2,064
                                                ------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $34,271)                               34,970
                                                ------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.1%
   Federal Home Loan Bank
       5.625%, 03/19/01              5,500       5,595
   Federal National Mortgage
      Association
       5.750%, 04/15/03              2,000       2,062
                                                ------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $7,631)                                 7,657
                                                ------
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-
  BACKED BONDS -- 1.9%
   Federal Deposit Insurance
      Corporation, REMIC
       6.750%, 05/25/26             $1,033   $   1,033
   Federal Home Loan Mortgage
      Corporation
       8.000%, 01/01/02                205         210
   Federal Home Loan Mortgage
      Corporation, REMIC
       6.500%, 09/15/07              1,401       1,403
       7.250%, 04/25/24                230         231
   Federal National Mortgage
      Association, REMIC
       8.950%, 05/25/03                623         642
                                                ------
TOTAL U.S. GOVERNMENT MORTGAGE-
   BACKED BONDS
   (Cost $3,507)                                 3,519
                                                ------

TAXABLE MUNICIPAL BONDS -- 4.8%
   Carondelet, California, Health
      Systems RB, Daniel Freeman
      Hospitals, MBIA
       6.250%, 07/01/01              4,000       4,085
   New York State Dormitory
      Authority RB
       6.550%, 04/01/00              2,500       2,534
   Pennsylvania State Housing
      Finance Agency RB, FHA
       7.000%, 10/01/06              2,015       2,196
                                                ------
TOTAL TAXABLE MUNICIPAL BONDS
   (Cost $8,513)                                 8,815
                                                ------

NON-AGENCY MORTGAGE-
  BACKED OBLIGATIONS -- 4.8%
   Bankamerica Manufactured Contrast
      Trust III, Series 1997-2,
      Class A5
       6.390%, 12/10/12              5,500       5,563
   CIT RV Owners Trust,
      Series 1995-A,
      Class A
       6.250%, 01/15/11                272         275
   Crown Home Equity Loan Trust,
      Series 1996-1, Class A3
       6.810%, 06/25/11              2,000       2,010
as of November 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 SHORT-TERM INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)VALUE (000)
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-
  BACKED OBLIGATIONS (CONTINUED)
   IMC Home Equity Loan Trust,
      Series 1996-1, Class A3
       6.030%, 09/25/10            $   555      $  561
   Prudential Home Mortgage
      Securities, Series 1993-31,
      Class A7
       6.000%, 08/25/00                411         410
                                                ------
TOTAL NON-AGENCY MORTGAGE-
   BACKED OBLIGATIONS
   (Cost $8,738)                                 8,819
                                                ------

ASSET-BACKED SECURITIES -- 15.8%
   Auto Leasing Investors,
   Series 1997,
      Class A-2
       5.926%, 08/14/00              5,000       5,017
   Centrex Auto Trust,
      Series 1996-A,
      Class A
       6.750%, 10/15/04                916         944
   Chase Manhattan Auto Owners
      Trust, Series 1997-B,
      Class A-3
       6.350%, 02/15/01              5,000       5,042
   Discover Card Master Trust,
      Series 1993-2, Class B
       5.750%, 11/16/01              5,000       5,003
   Firstplus Home Improvement
      Loan Trust, Series 1996-3,
      Class A2
       6.850%, 06/20/07                176         178
   Fleetwood Credit Grantor Trust,
      Series 1995-B, Class A
       6.550%, 05/16/11                727         738
   General Motors Acceptance
      Corporation Grantor Trust,
      Series 1995-A, Class A
       7.150%, 03/15/00                 53          54
   Green Tree Recreational, Equipment
      & Consumer Trust, Series 1996-A,
      Class A1
       5.550%, 02/15/18                353         356
   MS Auto Grantor Trust,
      Series 1995-1, Class A
       6.200%, 07/01/01                 43          44
   PNC Student Loan Trust I,
      Series 1997-2, Class A-5
       6.530%, 01/25/03              5,000       5,169
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)  VALUE (000)
--------------------------------------------------------------------------------
   Reliance Auto Receivables,
      Series 1996-A, Class A
       6.100%, 07/15/02            $   550    $    552
   Sears Credit Account Master
      Trust, Series 1996-4, Class A
       6.450%, 10/16/06              1,000       1,021
   University Support Services,
      Series 1993-A, Class B (A)
       7.350%, 12/20/98                 55          56
   WFS Financial Owner Trust,
      Series 1997-C, Class A4
       6.150%, 09/20/02              5,000       5,045
                                                ------
TOTAL ASSET-BACKED SECURITIES
   (Cost $28,857)                               29,219
                                                ------

CORPORATE OBLIGATIONS -- 44.0%
  FINANCIAL SERVICES -- 29.3%
   Associates Corporation of
      North America
       5.750%, 11/01/03              5,000       5,069
   BankAmerica Capital III (A)
       5.918%, 01/15/99              5,000       4,822
   Cigna, MTN
       7.900%, 12/14/98              1,000       1,001
   Equitable Companies
      Installment Bond
       6.750%, 12/01/00              1,080       1,088
   Finova Capital
       6.500%, 07/28/02              5,000       5,056
   First National Bank of
      Commerce, MTN
       6.500%, 01/14/00              5,000       5,081
   Ford Motor Credit
       6.000%, 01/14/03              5,000       5,112
   General Motors Acceptance
       7.875%, 03/07/01              2,000       2,097
       5.875%, 01/22/03              2,000       2,018
   General Motors Acceptance, MTN
       6.040%, 03/19/99              5,000       5,009
   Heller Financial
       6.460%, 10/27/00              5,000       5,075
   MBNA America Bank (A)
       5.502%, 02/08/99              5,000       5,004
   Nationsbank Capital Trust III,
     YB (A)
       5.898%, 01/15/99              2,500       2,450

                                                             BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (CONTINUED)
  FINANCIAL SERVICES (CONTINUED)
   Salomon Smith Barney Holdings
       7.500%, 05/01/02             $5,000     $ 5,238
                                                ------
                                                54,120
                                                ------
  INDUSTRIAL -- 10.7%
   American General
       7.700%, 10/15/99              5,000       5,107
   McKesson
       6.600%, 03/01/00              5,000       5,087
   Ryder System  MTN
       7.620%, 09/15/99              3,500       3,553
   Sears Roebuck
       9.500%, 06/01/99              1,000       1,019
   Williams
       7.500%, 09/15/99              5,000       5,063
                                                ------
                                                19,829
                                                ------
  PAPER & PAPER PRODUCTS -- 3.5%
   International Paper Company MTN
       6.410%, 08/09/99              6,500       6,532
                                                ------
  UTILITY -- 0.5%
   Narragansett Electric
       6.630%, 08/12/99              1,000       1,008
                                                ------
TOTAL CORPORATE OBLIGATIONS
   (Cost $80,727)                               81,489
                                                ------

REPURCHASE AGREEMENT -- 5.1%
   Dean Witter
      5.13%, dated 11/30/98, matures
      12/01/98, repurchase price
      $9,459,102 (collateralized
      by U.S. Treasury Instruments:
      total market value
      $9,646,930) (B)                9,458       9,458
                                                ------
TOTAL REPURCHASE AGREEMENT
   (Cost $9,458)                                 9,458
                                                ------
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)  VALUE (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.4%
   (Cost $181,702)                            $183,946
                                              --------
OTHER ASSETS AND LIABILITIES,
   NET -- 0.6%                                   1,071
                                                ------

NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 18,202,830 outstanding
   shares of beneficial interest               194,808
Undistributed net investment income                 11
Accumulated net realized loss
   on investments                              (12,046)
Net unrealized appreciation on investments       2,244
                                              --------
TOTAL NET ASSETS -- 100.0%                    $185,017
                                              ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                   $10.16
                                              ========

(A) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1998. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(B) TRI-PARTY REPURCHASE AGREEMENT
MTN--MEDIUM TERM NOTE
RB--REVENUE BOND
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT
YB--YANKEE BOND
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING
CREDIT SUPPORT FOR THE SECURITIES AS SET FORTH IN THE STATEMENT OF NET ASSETS.
FHA--FEDERAL HOUSING ADMINISTRATION
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 INCOME FUND
--------------------------------------------------------------------------------
YANKEE BONDS                                1%
CASH EQUIVALENTS                            3%
ASSET-BACKED SECURITIES                     3%
U.S. GOVERNMENT AGENCY OBLIGATIONS          6%
CORPORATE OBLIGATIONS                      21%
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS      5%
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS    24%
U.S. TREASURY OBLIGATIONS                  37%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.1%
   Federal Home Loan Bank
       5.625%, 03/19/01              4,000       4,069
   Federal Home Loan
      Mortgage Corporation
       7.740%, 06/01/04              2,000       2,025
       8.530%, 02/02/05              5,000       5,199
   Federal National
      Mortgage Association
       5.750%, 04/15/03              1,000       1,031
       5.750%, 06/15/05             10,000      10,380
                                                ------
TOTAL U.S. GOVERNMENT
   AGENCY OBLIGATIONS
   (Cost $22,580)                               22,704
                                                ------

U.S. TREASURY OBLIGATIONS -- 36.1%
   U.S. Treasury Bonds
       7.875%, 02/15/21              6,460       8,570
       8.000%, 11/15/21              9,250      12,477
       6.000%, 02/15/26                700         770
       5.500%, 08/15/28              2,000       2,114
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)VALUE (000)
--------------------------------------------------------------------------------
   U.S. Treasury Notes
       5.875%, 01/31/99            $11,550   $  11,573
       6.750%, 06/30/99              5,000       5,060
       5.625%, 11/30/99              1,510       1,524
       5.625%, 12/31/99              1,367       1,381
       5.500%, 12/31/00             13,175      13,407
       6.625%, 06/30/01              5,000       5,240
       6.250%, 10/31/01             17,305      18,046
       5.875%, 09/30/02              8,000       8,331
       5.500%, 02/28/03              1,000       1,031
       5.750%, 08/15/03              6,130       6,405
       5.625%, 02/15/06              6,000       6,317
       6.500%, 10/15/06             23,250      25,751
       6.125%, 08/15/07              5,846       6,370
                                                ------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $129,367)                             134,367
                                               -------

U.S. AGENCY MORTGAGE-
  BACKED OBLIGATIONS -- 24.0%
   Federal Home Loan
      Mortgage Corporation
       7.750%, 09/01/05                656         684
       6.000%, 11/01/28             18,000      17,778
   Federal National
      Mortgage Association
       6.500%, 05/01/11              3,616       3,669
       6.000%, 03/01/13                951         952
       6.000%, 04/01/13                954         955
       6.000%, 05/01/13              1,939       1,942
       6.000%, 06/01/13             12,555      12,567
       6.500%, 06/01/28              4,870       4,904
   Federal National Mortgage
      Association, REMIC
       7.000%, 09/18/14              5,000       5,228
       6.000%, 12/25/16              2,108       2,098
   Government National
      Mortgage Association
       7.000%, 10/15/23              1,329       1,361
       8.000%, 06/15/25                172         179
       8.000%, 10/15/25                210         219
       8.000%, 01/15/26                122         128
       8.000%, 02/15/26                135         141
       7.500%, 04/15/26              3,484       3,601
       8.000%, 05/15/26                 70          73

                                                              BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)VALUE (000)
--------------------------------------------------------------------------------
   Government National
      Mortgage Association (CONTINUED)
       8.000%, 05/15/26             $  120      $  125
       7.000%, 06/15/26              5,530       5,667
       8.000%, 06/15/26                527         549
       7.500%, 02/15/27                 66          69
       8.000%, 03/15/27              1,394       1,452
       6.500%, 05/15/28              8,820       8,912
       6.500%, 06/15/28             10,768      10,881
       7.125%, 01/15/29              5,104       5,280
                                                ------
TOTAL U.S. AGENCY MORTGAGE-
   BACKED OBLIGATIONS
   (Cost $87,078)                               89,414
                                                ------

ASSET-BACKED SECURITIES -- 3.3%
   Fleetwood Credit Grantor Trust,
      Series 1995-B, Class A
       6.550%, 05/16/11              1,091       1,108
   Green Tree Financial,
      Series 1995-5, Class M1
       7.650%, 09/15/26              5,000       5,377
   Nomura Asset Securities,
      Series 1996-MD5, Class A1B
       7.120%, 04/13/36              5,000       5,393
   Standard Credit Card Master
      Trust, Series 1993-3, Class A
       5.500%, 02/07/00                500         500
                                                ------
TOTAL ASSET-BACKED SECURITIES
   (Cost $11,599)                               12,378
                                                ------

NON-AGENCY MORTGAGE-
  BACKED OBLIGATIONS -- 4.9%
   AFC Home Equity Loan Trust,
      Series 1996-3, Class 1A4
       7.540%, 12/25/27              4,999       5,197
   Merrill Lynch Mortgage Investors,
      Series 1989-H, Class B
      10.000%, 01/15/10              3,163       3,197
   Merrill Lynch Mortgage Investors,
      Series 1994-G, Class A3
       8.350%, 05/15/14              5,000       5,826
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   Oakwood Mortgage Investors,
      Series 1995-B, Class A3
       6.900%, 01/15/21             $4,040     $ 4,102
                                                ------
TOTAL NON-AGENCY MORTGAGE-
   BACKED OBLIGATIONS
   (Cost $17,207)                               18,322
                                                ------

CORPORATE OBLIGATIONS -- 20.6%
  BANKS -- 1.0%
   Union Planters
       6.750%, 11/01/05                750         769
       6.500%, 03/15/08              3,000       3,019
                                                ------
                                                 3,788
                                                ------
  FINANCIAL SERVICES -- 7.0%
   Associates Corporation
      of North America
       5.750%, 11/01/03              4,000       4,055
   First Security
       6.875%, 11/15/06              5,000       5,219
   First Union (A)
       6.550%, 10/15/05              6,000       6,225
   Fleet Mortgage Group
       6.500%, 09/15/99              3,400       3,433
   General Motors Acceptance
       5.750%, 11/10/03              1,760       1,769
   Safeco
       6.875%, 07/15/07              5,000       5,169
                                                ------
                                                25,870
                                                ------
  INDUSTRIAL -- 10.0%
   American Home Products
       7.700%, 02/15/00              5,960       6,131
   Baxter International
       6.625%, 02/15/28              3,000       3,120
   Burlington North
       9.250%, 10/01/06              5,070       6,160
   Fortune Brands
       6.250%, 04/01/08              3,600       3,762
   General Motors
       9.125%, 07/15/01              5,000       5,425
   H.J. Heinz
       6.000%, 03/15/08              3,500       3,636
as of November 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  INDUSTRIAL (CONTINUED)
   Masco
       6.625%, 04/15/18           $  5,700      $5,600
   McKesson (B)
       6.300%, 03/01/05              3,200       3,212
                                                ------
                                                37,046
                                                ------
  INSURANCE -- 2.4%
   Prudential Insurance
       6.375%, 07/23/06              5,000       5,044
   Vesta Insurance Group
       8.750%, 07/15/25              3,855       3,816
                                                ------
                                                 8,860
                                                ------
  RETAIL -- 0.2%
   Gap
       6.900%, 09/15/07                685         740
                                                ------
TOTAL CORPORATE OBLIGATIONS
   (Cost $75,154)                               76,304
                                                ------

YANKEE BONDS -- 1.3%
   Hydro-Quebec
       7.375%, 02/01/03              1,000       1,060
   Trans-Canada Pipelines
       9.125%, 04/20/06              3,340       3,883
                                                ------
TOTAL YANKEE BONDS
   (Cost $4,790)                                 4,943
                                                ------

REPURCHASE AGREEMENT -- 3.1%
   Dean Witter
      5.13%, dated 11/30/98, matures
      12/01/98, repurchase price
      $11,366,908 (collateralized
      by U.S. Treasury Instruments:
      total market value
      $11,592,619) (C)              11,365      11,365
                                                ------
TOTAL REPURCHASE AGREEMENT
   (Cost $11,365)                               11,365
                                                ------

--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)VALUE (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.4%
   (Cost $359,140)                            $369,797
                                              --------
OTHER ASSETS AND LIABILITIES,
   NET -- 0.6%                                   2,388
                                              --------

NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 35,614,983 outstanding
   shares of beneficial interest               358,932
Undistributed net investment income                683
Accumulated net realized gain
   on investments                                1,913
Net unrealized appreciation on investments      10,657
                                              --------
TOTAL NET ASSETS -- 100.0%                    $372,185
                                              ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                   $10.45
                                              ========

(A) MANDATORY PUT SECURITY. THE MANDATORY PUT DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.
(B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONAL INVESTORS.
(C) TRI-PARTY REPURCHASE AGREEMENT
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               BOSTON 1784 FUNDS
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                        41%
CASH EQUIVALENTS                                  3%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS      10%
U.S. GOVERNMENT AGENCY OBLIGATIONS               38%
ASSET-BACKED SECURITIES                           1%
U.S. GOVERNMENT GUARANTEED SECURITIES             7%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 40.2%
   U.S. Treasury Bonds
      11.250%, 02/15/15            $   700   $   1,175
       6.000%, 02/15/26              6,100       6,707
   U.S. Treasury Notes
       5.375%, 01/31/00              2,800       2,823
       5.500%, 02/29/00              1,000       1,010
       5.500%, 03/31/00              9,100       9,200
       8.000%, 05/15/01              2,000       2,154
       6.625%, 07/31/01              4,463       4,684
       6.250%, 10/31/01              2,000       2,086
       7.500%, 11/15/01              1,600       1,725
       6.250%, 01/31/02              2,000       2,092
       6.250%, 06/30/02             19,000      19,972
       6.000%, 07/31/02              1,000       1,044
       5.500%, 02/28/03             15,000      15,464
       5.250%, 08/15/03             10,000      10,282
       7.500%, 02/15/05             15,000      17,175
       6.250%, 02/15/07                770         845
       6.625%, 05/15/07                500         561
       6.125%, 08/15/07              8,800       9,589
   U.S. Treasury STRIPS (A)
       6.919%, 08/15/10              1,000         549
      10.213%, 05/15/20              5,000       1,551
                                                ------
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)VALUE (000)
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $107,417)                            $110,688
                                              --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 37.6%
   Agency of Housing and Urban
      Development, Series 1995-A
       8.240%, 08/01/02             $2,000       2,190
   Agency of Housing and Urban
      Development, Series 1997-A
       6.210%, 08/01/01              4,000       4,125
       6.360%, 08/01/04              5,500       5,794
   CABEI AID
       6.620%, 10/29/12             10,000      10,612
   Costa Rica AID
       7.360%, 08/01/01              1,320       1,373
   Federal Farm Credit Bank
       8.650%, 10/01/99              1,900       1,956
       6.900%, 04/01/02              5,000       5,030
       7.350%, 03/24/05                350         390
   Federal Home Loan Bank
       5.500%, 04/14/00              5,000       5,041
       5.625%, 03/19/01              5,000       5,086
       6.580%, 01/07/03              3,000       3,072
       7.660%, 07/20/04                350         394
   Federal Home Loan
      Mortgage Corporation
       5.750%, 07/15/03              3,500       3,610
       7.000%, 07/15/03              1,340       1,350
       7.000%, 10/01/03                134         137
       8.530%, 02/02/05              1,000       1,040
       7.340%, 11/03/06              1,000       1,019
   Federal National Mortgage
      Association
       5.750%, 04/15/03             12,400      12,785
       7.550%, 06/10/04              1,500       1,519
       7.400%, 07/01/04                725         805
       6.580%, 03/01/06              1,000       1,027
       8.000%, 07/01/07                251         260
       6.000%, 05/15/08              5,250       5,528
       6.500%, 05/01/11              1,808       1,835
       7.785%, 02/01/19              4,864       5,901
      10.000%, 10/01/20              2,032       2,203
      10.000%, 12/01/20              3,157       3,423

AS OF NOVEMBER 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS (CONTINUED)
   Private Export Funding
      Corporation
       5.500%, 03/15/01             $2,500     $ 2,528
       6.310%, 09/30/04              7,000       7,472
       6.620%, 10/01/05              1,740       1,879
       7.110%, 04/15/07              2,000       2,238
   Tennessee Valley Authority
      Principal STRIPS (A)
       7.813%, 04/15/42              4,000       1,941
                                               -------
TOTAL U.S. GOVERNMENT
   AGENCY OBLIGATIONS
   (Cost $99,423)                              103,563
                                               -------
U.S. GOVERNMENT MORTGAGE-
  BACKED BONDS -- 9.3%
   Federal Deposit Insurance
      Corporation, REMIC
       6.750%, 05/25/26              2,582       2,582
   Federal Home Loan Mortgage
      Corporation Gold
       7.000%, 12/01/10              1,527       1,562
   Federal Home Loan Mortgage
      Corporation, REMIC
       6.500%, 09/15/07              1,282       1,284
       6.750%, 02/15/20              1,080       1,116
   Federal National Mortgage
      Association
       6.000%, 04/01/13             11,397      11,409
       6.000%, 06/01/13                144         145
   Government National Mortgage
      Association
       8.500%, 10/15/04                 96         102
       8.500%, 01/15/06                 61          65
       9.000%, 11/15/17              1,029       1,109
       7.000%, 10/15/23                760         779
       7.500%, 02/15/27              1,839       1,901
   Student Loan Marketing
      Association (B)
       5.100%, 12/01/98              3,537       3,499
                                               -------
TOTAL U.S. GOVERNMENT MORTGAGE-
   BACKED BONDS
   (Cost $25,251)                               25,553
                                               -------
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT GUARANTEED
  BONDS -- 7.1%
   Global Industries
       7.250%, 07/15/22           $ 11,834     $13,686
   Rochester, New York, U.S.
      Government Note, Series 1991-A
       5.930%, 08/01/99                100         101
   Secunda Atlantic Title XI
       6.695%, 04/01/18              4,000       4,225
   Sulphur Carriers
       8.300%, 10/15/09              1,496       1,589
                                               -------
TOTAL U.S. GOVERNMENT
   GUARANTEED  BONDS
   (Cost $17,136)                               19,601
                                               -------

ASSET-BACKED SECURITY -- 1.4%
   PNC Student Loan Trust I,
      Series 1997-2, Class A-2
       6.138%, 01/25/00              3,698       3,760
                                               -------
TOTAL ASSET-BACKED SECURITY
   (Cost $3,698)                                 3,760
                                               -------

NON-AGENCY MORTGAGE-
  BACKED OBLIGATIONS -- 0.1%
   Ryland Acceptance Four,
      Series 32, Class B
       8.600%, 05/01/16                306         311
                                               -------
TOTAL NON-AGENCY MORTGAGE-
   BACKED OBLIGATIONS
   (Cost $316)                                     311
                                               -------

REPURCHASE AGREEMENT -- 3.3%
   Dean Witter
      5.13%, dated 11/30/98,
      matures 12/01/98, repurchase
      price $9,014,300 (collateralized
      by U.S. Treasury Instruments:
      total market value
      $9,193,297) (C)                9,013       9,013
                                               -------
TOTAL REPURCHASE AGREEMENT
   (Cost $9,013)                                 9,013
                                               -------

--------------------------------------------------------------------------------
DESCRIPTION                               VALUE (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.0%
   (Cost $262,254)                            $272,489
                                              --------
OTHER ASSETS AND LIABILITIES,
   NET-- 1.0%                                    2,679
                                              --------

NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 27,986,174 outstanding
   shares of beneficial interest               270,781
Accumulated net realized loss
   on investments                               (5,034)
Net unrealized appreciation
   on investments                               10,235
Distributions in excess of
   net investment income                          (814)
                                              --------
TOTAL NET ASSETS -- 100.0%                    $275,168
                                              ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                    $9.83
                                              ========


(A) ZERO COUPON SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AS OF NOVEMBER 30, 1998.
(B) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1998. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(C) TRI-PARTY REPURCHASE AGREEMENT
AID--AGENCY FOR INTERNATIONAL DEVELOPEMENT
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT
STRIPS--SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES
as of November 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
--------------------------------------------------------------------------------
HEALTHCARE BONDS                                                     8%
CASH EQUIVALENTS                                                     3%
TRANSPORTATION BONDS                                                 6%
PUBLIC FACILITY BONDS                                                3%
GENERAL OBLIGATION BONDS                                            34%
INDUSTRIAL DEVELOPMENT & POLLUTION CONTROL BONDS                     1%
OTHER REVENUE BONDS                                                  8%
RESOURCE RECOVERY BONDS                                              2%
HOUSING BONDS                                                        9%
EDUCATIONS BONDS                                                     4%
UTILITY BONDS                                                       20%
ALTERNATIVE MINIMUM TAX BONDS                                        2%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.2%
  ALABAMA -- 1.6%
   Alabama State Housing Finance
      Authority RB, Series D-1, GNMA
       6.000%, 10/01/16             $  975      $1,033
   Alabama State Public School &
      College Authority RB
       5.000%, 11/01/12              2,500       2,591
   Alabama State Water Pollution
      Control Authority RB, AMBAC
       5.000%, 02/15/13              1,500       1,523
                                                ------
                                                 5,147
                                                ------
  ARKANSAS -- 0.3%
   Arkansas State GO
       5.000%, 06/01/15              1,000       1,009
                                                ------
  CALIFORNIA -- 7.1%
   Burbank, Wastewater Treatment
      RB, Series A, FGIC
       5.500%, 06/01/15              1,500       1,592
   California State GO
       5.250%, 06/01/11              1,000       1,061
       5.000%, 02/01/14              5,500       5,631


--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
   California State GO, FGIC
       5.250%, 10/01/10             $2,000      $2,145
   California State GO,
      Series BH, AMT, FSA
       5.250%, 12/01/12              4,350       4,431
   California State Home Mortgage
      RB, Series A, MBIA
       5.850%, 08/01/16              2,000       2,115
   California State Housing
      Finance Agency RB,
      Home Mortgage, MBIA
       5.950%, 08/01/10              1,830       1,949
   California State GO
       5.250%, 10/01/09              1,500       1,633
   Los Angeles County, Metropolitan
      Transportation Authority
      RB, AMBAC
       5.700%, 07/01/12              1,135       1,243
   San Francisco, City & County
      Sewer RB, Series A, FGIC
       5.700%, 10/01/11              1,000       1,084
                                                ------
                                                22,884
                                                ------
  COLORADO -- 1.0%
   Denver, Multi-Family Housing
      RB, Section 8, Series A
       5.350%, 10/01/12              2,000       2,053
   Goldsmith, Metropolitan
      District GO, MBIA
       6.125%, 12/01/12              1,000       1,076
                                                ------
                                                 3,129
                                                ------
  CONNECTICUT -- 1.2%
   Connecticut State Health &
      Education Facilities RB,
      Series D, GOI
       6.750%, 07/01/12              1,250       1,366
   Connecticut State Housing
      Finance Authority RB,
      Series A, GOA
       6.100%, 05/15/17              1,000       1,057
   Connecticut State Higher Education
      Supplemental Loan Authority
      RB, Family Education Loan
      Program, Series A
       5.625%, 11/15/07              1,315       1,340
                                                ------
                                                 3,763
                                                ------
                                       30

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
  DISTRICT OF COLUMBIA -- 1.1%
   District of Columbia GO,
      Series A, MBIA
       5.000%, 06/01/15             $2,500      $2,503
   Georgetown University RB,
      Series A, MBIA
       5.950%, 04/01/14              1,000       1,115
                                                ------
                                                 3,618
                                                ------
  FLORIDA -- 2.7%
   Dade County GO, Series EE, FGIC
       5.625%, 10/01/14              2,560       2,752
   Dade County, Special Obligation
      RB, Courthouse Center Project
       5.900%, 04/01/10              1,500       1,628
   Florida State Board of Education
      GO, Series E
       5.700%, 06/01/14              2,000       2,125
   Jacksonville, Electric Authority RB
       5.500%, 10/01/13              2,000       2,092
                                                ------
                                                 8,597
                                                ------
  GEORGIA -- 1.3%
   Georgia State Municipal Electric
      Authority RB, MBIA
       5.125%, 01/01/12              3,000       3,101
   Georgia State Municipal Electric
      Authority Special Obligation
      RB, Series DD,  AMBAC
       7.000%, 01/01/08              1,000       1,203
                                                ------
                                                 4,304
                                                ------
  ILLINOIS -- 1.0%
   Chicago, O'Hare International
      Airport RB,  AMBAC
       5.625%, 01/01/12              2,000       2,165
   Illinois State Health Facilities
      Authority RB, Rockford Health
      Systems,  AMBAC
       5.125%, 08/15/15              1,000       1,016
                                                ------
                                                 3,181
                                                ------
  INDIANA -- 0.8%
   Marion County, Hospital Authority
      RB, Methodist Hospital of Indiana
       6.500%, 09/01/13              2,450       2,545
                                                ------


--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
  LOUISIANA -- 2.6%
   Louisiana State GO, FSA
       5.000%, 04/15/14             $2,000      $2,027
   Louisiana State Public
      Improvements GO, FSA
       5.500%, 04/15/07              2,750       2,998
   New Orleans, Levee District
      RB, Series A, FSA
       5.950%, 11/01/14              3,080       3,430
                                                ------
                                                 8,455
                                                ------
  MAINE -- 2.4%
   Maine Municipal Bond
      Bank RB, FSA
       5.150%, 11/01/13              1,250       1,286
   Maine State Health & Higher
      Educational Facilities
      Authority RB, MBIA
       5.000%, 07/01/11              1,680       1,735
   Maine State Housing Authority
      RB, Series C-1
       5.700%, 11/15/15              2,000       2,087
   Maine State Housing Authority
      RB, Series F-1, HUD
       5.125%, 11/15/15              1,300       1,303
   Maine State Municipal Bond
      Bank RB, Series A, LOC
       5.700%, 11/01/13              1,090       1,150
                                                ------
                                                 7,561
                                                ------
  MARYLAND -- 1.8%
   Maryland State & Local
      Facilities GO, 1st Series
       5.000%, 03/01/10              1,500       1,583
   Maryland State GO
       5.000%, 07/15/10              4,000       4,240
                                                ------
                                                 5,823
                                                ------
  MASSACHUSETTS -- 16.5%
   Boston City Hospital Project
      RB, Series B, FHA
       5.750%, 02/15/13              1,300       1,336
   Boston City Hospital Project
      RB, Series B, MBIA
       5.750%, 02/15/13              1,500       1,562
as of November 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND  (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  MASSACHUSETTS (CONTINUED)
   Holyoke GO, Series A, FSA
       5.600%, 06/15/10             $1,365      $1,478
   Massachusetts State Bay
      Transportation Authority
      RB, Series C
       5.500%, 03/01/08              3,000       3,267
   Massachusetts State GO
       5.250%, 08/01/14              8,000       8,360
   Massachusetts State GO,  AMBAC
       5.000%, 08/01/14              2,500       2,534
   Massachusetts State GO, Series A
       5.000%, 11/01/13              1,200       1,225
   Massachusetts State GO,
      Series A, MBIA
       5.000%, 04/01/14              4,650       4,714
   Massachusetts State GO,
      Series B, FGIC
       5.500%, 06/01/11              2,000       2,143
   Massachusetts State GO,
      Series C
       5.250%, 08/01/08              1,500       1,628
       5.250%, 08/01/13              1,500       1,573
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Dana Farber Cancer
      Project, Series G-1
       6.250%, 12/01/08              1,000       1,111
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Eye & Ear Infirmary, Series B
       5.250%, 07/01/11              1,000       1,030
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Medical, Academic &
      Scientific Project, Series A
       6.200%, 01/01/03              1,140       1,225
       6.250%, 01/01/05              1,060       1,170
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Suffolk University Project,
      Series C, CONLEE
       5.850%, 07/01/16              1,000       1,085
   Massachusetts State Housing
      Finance Agency RB, Series 44
       5.900%, 12/01/13              1,000       1,051


--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)VALUE (000)
--------------------------------------------------------------------------------
   Massachusetts State Housing
      Finance Agency RB,
      Series A, MBIA
       5.600%, 07/01/07            $   475 $       513
       5.700%, 07/01/08                475         513
   Massachusetts State Industrial
      Finance Agency RB, College
      Issue, CONLEE
       5.875%, 07/01/11              1,090       1,200
   Massachusetts State Industrial
      Finance Agency RB,
      Resource Recovery
       4.950%, 12/01/06              1,710       1,736
   Massachusetts State Industrial
      Finance Agency RB, Resource
      Recovery, Ogden Haverhill
      Project AMT
       5.150%, 12/01/07              1,250       1,252
   Massachusetts State Municipal
      Wholesale Electric
      Company RB,  AMBAC
       5.150%, 07/01/16              2,000       2,013
   Massachusetts State Public
      Improvements GO
       5.000%, 01/01/12              1,350       1,380
   Massachusetts State Resource
      Recovery Authority RB,
      Refusetech Project, Series A
       6.150%, 07/01/02              1,595       1,685
       6.300%, 07/01/05              3,220       3,441
   Massachusetts State Turnpike
      Authority RB, Metropolitan
      Highway System,
      Sub-Series B, MBIA
       5.250%, 01/01/17              1,000       1,021
   Massachusetts State Turnpike
      Authority RB, Metropolitan
      Highway System,
      Series C, MBIA (A)
       4.932%, 01/01/16              1,000         435
   Massachusetts State Turnpike
      Authority RB, Series A
       5.000%, 01/01/12              1,250       1,261
                                                ------
                                                52,942
                                                ------
                                       32

--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  MICHIGAN -- 0.5%
   Michigan State Hospital Finance
      Authority RB, Oakwood Hospital
      Group Project, Series A, FGIC
       5.400%, 11/01/07             $1,500      $1,599
                                                ------
  MINNESOTA -- 2.4%
   Minnesota State GO
       5.000%, 06/01/14              5,000       5,125
   Northern Minnesota State
      Municipal Power Agency RB,
      Electric System, FSA
       5.250%, 01/01/12              2,490       2,661
                                                ------
                                                 7,786
                                                ------
  MISSISSIPPI -- 2.1%
   Mississippi State Capital
      Imports GO, Series A
       5.000%, 07/01/09              1,000       1,057
   Mississippi State GO
       5.000%, 06/01/15              3,645       3,677
   Mississippi State GO, FGIC
       5.000%, 11/01/09              2,000       2,145
                                                ------
                                                 6,879
                                                ------
  MISSOURI -- 1.0%
   St. Charles County, Public
      Water Supply District #2
      COP, Series A, MBIA
       5.500%, 12/01/14              3,000       3,128
                                                ------
  NEBRASKA -- 0.9%
   Nebraska State Investment
      Finance Authority RB,
      Childrens Healthcare
      Services,  AMBAC
       5.500%, 08/15/17              1,435       1,514
   Nebraska State Public Power
      Supply System RB,
      Series B, MBIA
       5.250%, 01/01/13              1,190       1,273
                                                ------
                                                 2,787
                                                ------
  NEVADA -- 0.8%
   Nevada State GO
       5.000%, 05/15/15              2,500       2,531
                                                ------
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)VALUE (000)
--------------------------------------------------------------------------------
  NEW HAMPSHIRE -- 1.7%
   New Hampshire State Higher
      Education & Health Facilities
      Authority RB, Dartmouth
      Education Loan Remarketing
       5.300%, 06/01/15             $1,045      $1,083
   New Hampshire State Higher
      Education & Health Facilities
      Authority RB, LOC
       5.800%, 10/01/12              1,000       1,034
   New Hampshire State Housing
      Finance Authority RB,
      Series B, FHA
       5.850%, 07/01/10              1,000       1,050
   New Hampshire State RB
       5.000%, 08/15/13              2,050       2,121
                                                ------
                                                 5,288
                                                ------
  NEW YORK -- 10.8%
   Metropolitan Transportation
      Authority RB, Commuter
      Facilities, Series A, FGIC
       5.750%, 07/01/11              1,000       1,105
   Metropolitan Transportation
      Authority RB, Transportation
      Service Contract, Series R
       5.500%, 07/01/14              1,740       1,831
   New York City GO
       5.000%, 08/01/14              4,000       4,010
       5.000%, 08/15/14              1,000       1,002
   New York City GO, Series A
       6.250%, 08/01/08              2,000       2,267
   New York City GO, Series B
       6.200%, 08/15/06              1,250       1,402
   New York City GO, Series C
       5.250%, 08/15/11              2,080       2,174
   New York City GO, Series D
       6.000%, 02/15/09              1,000       1,090
       6.000%, 02/15/12              1,220       1,316
   New York City GO, Series D (B)
       6.000%, 02/15/05                280         313
   New York City GO, Series F
       5.250%, 08/01/14              3,000       3,071
   New York City GO, Series F (B)
       6.500%, 02/15/05                765         875
as of November 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND  (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)  VALUE (000)
--------------------------------------------------------------------------------
  NEW YORK (CONTINUED)
   New York City Transitional
      Finance Authority RB, Series A
       5.000%, 08/15/13             $1,350     $ 1,377
   New York Metropolitan Transit
      Authority Commuter
      Facilities RB, Series A, FSA
       5.500%, 07/01/15              1,530       1,622
   New York State Dormitory
      Authority RB, City University
      System Consolidated,
      Third-1, FGIC
       5.250%, 07/01/13              1,580       1,659
   New York State Dormitory
      Authority RB, Series A, STGTD
       5.500%, 05/15/10              1,000       1,058
   New York State Environmental
      Quality GO
       5.125%, 01/15/16              2,000       2,033
   New York State GO, Series C,
      AMBAC
       5.375%, 10/01/11              3,000       3,176
   New York State Housing
      Finance Agency RB,
      Series A, FSA
       5.800%, 11/01/09              1,720       1,855
   New York State Urban
      Development Authority RB,
      Youth Facilities Project, MBIA
       5.700%, 04/01/14              1,505       1,601
                                                ------
                                                34,837
                                                ------
  NORTH CAROLINA -- 2.9%
   North Carolina State, Eastern
      Municipal Power Agency RB
       6.000%, 01/01/14              4,000       4,165
       5.600%, 01/01/16              2,000       2,030
   North Carolina State, Eastern
      Municipal Power
      Agency RB, FGIC
       6.000%, 01/01/13              2,000       2,173
   North Carolina State, Eastern
      Municipal Power Agency RB,
      Series D
       5.875%, 01/01/14              1,035       1,071
                                                ------
                                                 9,439
                                                ------
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)VALUE (000)
--------------------------------------------------------------------------------
  OHIO -- 2.0%
   Franklin County Hospital
      RB, AMBAC
       5.750%, 05/15/12             $2,100  $    2,250
   Ohio State Building Authority
      RB, Adult Correctional
      Facilities Project, MBIA
       5.700%, 10/01/06              1,000       1,096
   Ohio State Public Facilities
      Commission RB, Higher
      Education Authority, Series II-A
       5.000%, 05/01/08              2,900       3,059
                                                ------
                                                 6,405
                                                ------
  PENNSYLVANIA -- 6.2%
   Pennsylvania State GO
       5.250%, 06/15/12              2,155       2,249
   Pennsylvania State GO,
      1st Series, AMBAC
       5.125%, 03/15/12              2,000       2,080
   Pennsylvania State Higher
      Education & Health
      Services RB, Series A
       5.750%, 01/01/12              1,300       1,388
   Pennsylvania State Higher
      Education Facilities
      Authority RB, MBIA
       5.250%, 01/01/13              2,000       2,072
   Pennsylvania State Housing
      Finance Agency RB, Single
      Family Mortgages, Series A
       6.000%, 10/01/13              2,000       2,128
   Pennsylvania State Turnpike
      Commission RB, Series A,  AMBAC
       5.500%, 12/01/12              1,450       1,591
   Philadelphia, Airport RB, FGIC
       5.375%, 06/15/14              3,000       3,098
   Philadelphia, Water and
      Wastewater Projects RB, FGIC
       5.650%, 06/15/12              5,000       5,294
                                                ------
                                                19,900
                                                ------
  PUERTO RICO -- 4.5%
   Puerto Rico Commonwealth GO
       5.500%, 07/01/12              2,000       2,185
       5.750%, 07/01/17              2,000       2,150

--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)VALUE (000)
--------------------------------------------------------------------------------

   Puerto Rico Electric
      Power Authority RB
       5.500%, 07/01/16             $3,000   $   3,109
   Puerto Rico Electric Power
      Authority RB, MBIA
       5.250%, 07/01/07              3,000       3,266
   Puerto Rico Electric Power
      Authority RB, Series CC, FSA
       5.000%, 07/01/10              2,435       2,593
   Puerto Rico Public Education
      & Health Facilities RB,
      Series M, CGTD
       5.750%, 07/01/15              1,000       1,054
                                                ------
                                                14,357
                                                ------
  RHODE ISLAND -- 3.9%
   Central Falls, Rhode Island
      Detention Facility RB
       5.250%, 01/15/13              1,505       1,541
   Rhode Island State Depositors
      Economic Protection RB,
      Series B, MBIA
       5.800%, 08/01/09              1,000       1,127
   Rhode Island State GO
       5.000%, 09/01/12              1,000       1,033
   Rhode Island State Health &
      Educational Building RB,
      Higher Education Facility,
      Roger Williams, AMBAC
       5.125%, 11/15/14              1,000       1,020
   Rhode Island State Health &
      Educational Building RB,
      Landmark Medical Project, FSA
       5.600%, 10/01/12              1,000       1,061
   Rhode Island State Housing &
      Mortgage Finance RB,
      Series 15B
       6.100%, 10/01/05                500         536
       6.200%, 10/01/06              1,110       1,185
   Rhode Island State Housing &
      Mortgage Finance RB,
      Series 19A
       5.700%, 04/01/15              2,500       2,584


--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)VALUE (000)
--------------------------------------------------------------------------------

   Rhode Island State Housing &
      Mortgage Finance RB,
      Series 7B, AMT
       6.700%, 10/01/12             $1,750  $    1,866
   Rhode Island State Housing &
      Mortgage Finance RB,
      Series A, AMBAC
       5.700%, 07/01/07                685         741
                                                ------
                                                12,694
                                                ------
  SOUTH CAROLINA -- 0.4%
   South Carolina State Public
      Service Authority RB,
      Series B, FGIC
       5.875%, 01/01/14              1,150       1,264
                                                ------
  TEXAS -- 3.1%
   Dallas RB, Texas Civic Center
      Refunding & Improvement, MBIA
       5.000%, 08/15/16              3,000       3,011
   Tarrant County, Health Facilities
      Authority RB, Harris Methodist
      Health System Project,
      Series A, AMBAC
       5.125%, 09/01/12              2,700       2,791
   Texas A&M University RB
       5.200%, 05/15/10              2,580       2,709
   Texas State GO, Series A
       5.750%, 10/01/08              1,280       1,395
                                                ------
                                                 9,906
                                                ------
  VERMONT -- 0.6%
   Vermont State Educational &
      Health Buildings RB, Medical
      Center Hospital of Vermont
      Project, FGIC
       5.750%, 09/01/07              1,800       1,937
                                                ------
  VIRGINIA -- 0.6%
   Virginia State Housing
      Development Authority
      RB, Series H
       5.700%, 11/01/07              1,655       1,783
                                                ------
as of November 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)VALUE (000)
--------------------------------------------------------------------------------

  WASHINGTON -- 10.1%
   Washington State Public Power
      Supply Systems RB, Nuclear
      Power Project No. 1, FSA
       5.400%, 07/01/12             $7,800  $    8,122
   Washington State Public Power
      Supply Systems RB, Nuclear
      Power Project No. 1, Series B
       5.125%, 07/01/13              4,000       4,065
   Washington State Public Power
      Supply Systems RB, Nuclear
      Power Project No. 2, FGIC
       5.550%, 07/01/10              2,500       2,637
   Washington State Public Power
      Supply Systems RB, Nuclear
      Power Project No. 2, Series A
       6.100%, 07/01/06              1,030       1,154
   Washington State Public Power
      Supply Systems RB, Nuclear
      Power Project No. 3, Series A, FSA
       5.100%, 07/01/10              1,395       1,454
   Washington State Public Power
      Supply Systems RB, Nuclear
      Project No 2, Series A, FSA
       5.000%, 07/01/11             10,115      10,494
   Washington State Public Power
      Supply Systems RB, Nuclear
      Project No. 1, Series A
       5.000%, 07/01/13              2,000       2,013
   Washington State Public Power
      Supply Systems RB, Nuclear
      Project No. 2, Series A, FSA
       5.125%, 07/01/11              1,000       1,040
       6.250%, 07/01/12                425         458
   Washington State Public Power
      Supply Systems RB, Nuclear
      Project No. 1, Series A
       5.000%, 07/01/11              1,000       1,021
                                                ------
                                                32,458
                                                ------
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  WEST VIRGINIA -- 0.3%
   West Virginia State GO
       5.000%, 06/01/14             $1,000     $1,010
                                               -------
  WISCONSIN -- 1.0%
   Wisconsin State Housing &
      Economic Development
      Authority RB, Home
      Ownership, Series E, GOA
       5.900%, 09/01/16              1,000       1,052
   Wisconsin State Housing &
      Economic Development
      Authority RB, Series C, GOA
       5.800%, 11/01/13              2,125       2,218
                                               -------
                                                 3,270
                                               -------
TOTAL MUNICIPAL BONDS
   (Cost $297,452)                             312,216
                                               -------

REPURCHASE AGREEMENT -- 3.6%
   Dean Witter
      5.13%, dated 11/30/98,
      matures 12/01/98, repurchase
      price $11,421,536 (collateralized
      by U.S. Treasury Instruments:
      total market value
      $11,648,333) (C)              11,420      11,420
                                               -------
TOTAL REPURCHASE AGREEMENT
   (Cost $11,420)                               11,420
                                               -------
TOTAL INVESTMENTS -- 100.8%
   (Cost $308,872)                             323,636
                                               -------
OTHER ASSETS AND LIABILITIES,
   NET -- (0.8%)                                (2,514)
                                               -------

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                               VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 30,075,419 outstanding
   shares of beneficial interest              $299,393
Accumulated net realized gain
   on investments                                6,965
Net unrealized appreciation on investments      14,764
                                              --------
TOTAL NET ASSETS -- 100.0%                    $321,122
                                              ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                   $10.68
                                              ========

(A) ZERO COUPON BOND. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AS OF NOVEMBER 30, 1998.
(B) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.
(C) TRI-PARTY REPURCHASE AGREEMENT
AMT--ALTERNATIVE MINIMUM TAX
COP--CERTIFICATE OF PARTICIPATION
GO--GENERAL OBLIGATION BOND
HUD--DEPARTMENT OF HOUSING & URBAN DEVELOPMENT
LOC--SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF
     CREDIT ISSUED BY A MAJOR COMMERCIAL BANK OR OTHER FINANCIAL INSTITUTION.
RB--REVENUE BOND
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING
CREDIT SUPPORT FOR THE SECURITIES AS SET FORTH IN THE STATEMENT
OF NET ASSETS.
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CGTD--COMMONWEALTH GUARANTEED
CONLEE--COLLEGE CONSTRUCTION LOAN INSURANCE
FGIC--FINANCIAL GUARANTY INSURANCE CORPORATION
FHA--FEDERAL HOUSING ADMINISTRATION
FSA--FINANCIAL SECURITY ASSURANCE
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GOA--GENERAL OBLIGATION OF AUTHORITY
GOI--GENERAL OBLIGATION OF INSTITUTION
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION
STGTD--STATE GUARANTEED

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

as of November 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
--------------------------------------------------------------------------------
HOUSING BONDS                                                       10%
UTILITY BONDS                                                        3%
EDUCATION BONDS                                                      2%
WATER & SEWER BONDS                                                  2%
INDUSTRIAL DEVELOPMENT & POLLUTION CONTROL BONDS                     3%
HEALTH CARE BONDS                                                   16%
OTHER REVENUE BONDS                                                  8%
RESOURCE RECOVERY BONDS                                              9%
PUBLIC FACILITY BONDS                                                2%
CASH EQUIVALENTS                                                     4%
GENERAL OBLIGATION BONDS                                            24%
TRANSPORTATION BONDS                                                11%
ALTERNATIVE MINIMUM TAX BONDS                                        6%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.4%
  CONNECTICUT -- 83.3%
   Bridgeport GO, AMBAC
       5.450%, 03/01/11             $1,550      $1,660
   Bridgeport GO, FGIC
       8.750%, 08/15/05                500         637
   Bridgeport GO, Series A
       6.125%, 03/01/05              2,250       2,402
   Bristol, Resource Recovery RB,
      Ogden Martin System Project
       6.500%, 07/01/14              3,000       3,304
   Connecticut State Airport RB,
      Bradley International
      Airport, FGIC
       7.650%, 10/01/12              2,000       2,392
   Connecticut State Clean Water
      Funding RB
       5.600%, 06/01/09                750         814
   Connecticut State COP,
      Middletown Courthouse
      Facilities Project, MBIA
       6.250%, 12/15/08              1,500       1,641
   Connecticut State Development
      RB, Duncaster Project
       6.700%, 09/01/07              3,350       3,639


--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
   Connecticut State
      Development RB, MBIA
       6.550%, 06/15/09            $   500    $    571
   Connecticut State GO
       5.250%, 03/15/14              9,500       9,963
   Connecticut State GO, FGIC
       5.000%, 09/01/14                880         901
   Connecticut State GO, Series A
       5.250%, 03/01/14              2,445       2,555
       5.125%, 03/15/15              3,895       4,046
   Connecticut State GO, Series B
       5.125%, 03/15/11              1,000       1,059
   Connecticut State GO, Series C
       5.800%, 08/15/08              1,500       1,641
   Connecticut State GO,
      University of Connecticut
      Series A, MBIA
       5.000%, 06/01/16              3,000       3,056
   Connecticut State Health &
      Education Facilities
      Authority RB, AMBAC
       5.200%, 07/01/14              2,840       2,954
   Connecticut State Health &
      Education Facilities
       5.000%, 07/01/17              1,000       1,010
   Connecticut State Health &
      Education Facilities
      Authority RB, Bridgeport
      Hospital, Series C, CONLEE
       5.250%, 07/01/15              1,615       1,672
   Connecticut State Health &
      Education Facilities Authority
      RB, Connecticut State
      University System, Series A, MBIA
       5.125%, 11/01/12                500         521
   Connecticut State Health &
      Education Facilities Authority
      RB, Greenwich Hospital,
      Series A, MBIA
       5.750%, 07/01/16              2,000       2,182
   Connecticut State Health &
      Education Facilities Authority
      RB, Hospital For Special Care
       5.375%, 07/01/17              5,000       5,275
   Connecticut State Health &
      Education Facilities Authority
      RB, New Britain Hospital,
      Series B, AMBAC
       6.000%, 07/01/09                500         556

                                                              BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  CONNECTICUT (CONTINUED)
   Connecticut State Health &
      Education Facilities Authority
      RB, New Haven Hospital,
      Series H, MBIA
       5.625%, 07/01/16             $1,000      $1,084
   Connecticut State Health &
      Education Facilities Authority
      RB, New Horizons Village
      Project, AMBAC
       7.050%, 11/01/09              1,000       1,179
   Connecticut State Health &
      Education Facilities Authority
      RB, Newington Children's
      Hospital, Series A, MBIA
       5.850%, 07/01/07              1,110       1,225
   Connecticut State Health &
      Education Facilities Authority
      Sacred Heart University
      Project, Series E
       4.900%, 07/01/13              3,400       3,413
   Connecticut State Health &
      Education Facilities Authority
      RB, Series D, GOI
       6.750%, 07/01/12              2,750       3,004
   Connecticut State Health &
      Education Facilities Authority
      RB, Sharon Health Care
      Project, AMBAC
       6.000%, 11/01/09              1,000       1,120
   Connecticut State Health &
      Education Facilities Authority
      RB, Stamford Hospital, MBIA
       5.400%, 07/01/09              2,000       2,185
   Connecticut State Health &
      Education Facilities Authority
      RB, Wadsworth Nursing
      Home, AMBAC
       7.125%, 11/01/14                500         588
   Connecticut State Health &
      Education Facilities Authority
      RB, William W. Backus Hospital,
      Series E, AMBAC
       5.000%, 07/01/17              1,000       1,010


--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   Connecticut State Higher
      Education RB, Family
      Education Loan Program,
      Series A, AMT
       7.000%, 11/15/05             $1,145      $1,212
   Connecticut State Higher
      Education RB, Series A
       6.500%, 11/15/00                230         239
   Connecticut State Housing
      Finance Authority RB, GOA
       6.200%, 05/15/14                430         461
   Connecticut State Housing
      Finance Authority RB, Mortgage
      Finance Program, Series A, GOA
       5.950%, 05/15/11              3,215       3,428
Connecticut State Housing
      Finance Authority RB, Mortgage
       6.200%, 05/15/14              1,350       1,434
   Connecticut State Housing
      Finance Authority RB, Mortgage
      Finance Program, Series B
       6.050%, 11/15/03                500         537
   Connecticut State Housing
      Finance Authority RB, Mortgage
      Finance Program, Series C-1, GOA
       6.000%, 11/15/10              1,010       1,077
   Connecticut State Housing
      Finance Authority RB,
      Mortgage Finance Program,
      Series H-1
       5.100%, 05/15/17              1,000       1,000
   Connecticut State Housing
      Finance Authority RB, Mortgage
      Finance Program,
      Sub-Series A-3, GOA
       5.950%, 05/15/17              1,000       1,051
   Connecticut State Housing
      Finance Authority RB,
      Mortgage Finance Program,
      Sub-Series B1
       6.000%, 11/15/15              2,000       2,115
   Connecticut State Housing
      Finance Authority RB, Mortgage
      Finance Program,
      Sub-Series B1, GOA
       6.000%, 05/15/08                230         247
as of November 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  CONNECTICUT (CONTINUED)
   Connecticut State Housing Finance
      Authority RB, Mortgage Finance
      Program, Sub-Series E-1, GOA
       5.900%, 05/15/15             $4,200      $4,447
   Connecticut State Resource
      Recovery Authority RB, American
      Fuel Company, Series A, MBIA
       5.125%, 11/15/14              7,125       7,276
   Connecticut State Resource
      Recovery Authority RB,
      Bridgeport Resources, Series A
       7.625%, 01/01/09                600         616
   Connecticut State Resource
      Recovery Authority RB,
      Mid-Connecticut System
      Project, Series A,  AMT, MBIA
       5.500%, 11/15/11              6,000       6,502
   Connecticut State Resource
      Recovery Authority RB,
      Mid-Connecticut System
      Project, Series A, MBIA
       5.375%, 11/15/10              2,000       2,155
   Connecticut State Resource
      Recovery Authority RB,
      Series A, AMT
       8.000%, 11/15/08              1,500       1,550
   Connecticut State Resource
      Recovery Authority RB,
      Wallingford Resources
      Project, Series 1,  AMT
       6.700%, 11/15/02                800         866
   Connecticut State Special Tax RB
       5.000%, 11/01/16              3,000       3,011
   Connecticut State Special
      Tax RB, AMBAC
       5.250%, 01/01/11                500         527
   Connecticut State Special
      Tax RB, Transportation
      Infrastructure, Series A
       5.400%, 09/01/09                500         531
       5.700%, 06/01/12              1,160       1,270
   Connecticut State Special
      Tax RB, Transportation
      Infrastructure, Series A, FGIC
       5.600%, 06/01/13              1,000       1,071
       5.250%, 10/01/14              2,100       2,216


--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)  VALUE (000)
--------------------------------------------------------------------------------
   Connecticut State Special
      Tax RB, Transportation
      Infrastructure, Series B, FGIC
      6.100%, 09/01/08             $   500  $      576
      5.500%, 10/01/11               4,920       5,363
      5.600%, 10/01/12               1,000       1,096
      5.600%, 10/01/13               1,000       1,096
   Connecticut State Transportation
      Infrastructure RB, Series C
       5.000%, 10/01/13              2,455       2,486
   Eastern Connecticut Resource
      Recovery Authority RB,
      Wheelabrator Libson
      Project, Series A
       5.500%, 01/01/14              2,775       2,796
   Hartford GO, FGIC
       5.700%, 10/01/12                500         549
       5.750%, 10/01/13              1,000       1,098
       4.700%, 01/15/15              1,340       1,337
   South Central Connecticut
      Regional Water Authority RB,
      Series A, MBIA
       6.000%, 08/01/09                985       1,087
       6.000%, 08/01/10              1,045       1,152
   Stamford GO
       5.000%, 07/15/15              2,195       2,255
   University of Connecticut RB,
      Series A, MBIA
       5.250%, 04/01/14              1,000       1,049
   Waterbury, Connecticut
      Unlimited Tax GO
       4.800%, 02/15/12              1,400       1,409
       4.900%, 02/15/13              1,470       1,481
       5.000%, 02/15/14              1,395       1,407
                                            ----------
                                               140,335
                                            ----------
  GUAM -- 0.6%
   Guam Power Authority RB,
      Series A, AMBAC
       5.900%, 10/01/08              1,000       1,110
                                            ----------
  PUERTO RICO -- 15.5%
   Puerto Rico Commonwealth GO
       5.750%, 07/01/17              2,700       2,902
   Puerto Rico Commonwealth GO (A)
       4.990%, 07/01/14              4,500       2,087

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)  VALUE (000)
--------------------------------------------------------------------------------
  PUERTO RICO (CONTINUED)
   Puerto Rico Commonwealth
      Highway & Transportation
      Infrastructure RB, MBIA
       5.250%, 07/01/14             $2,615  $    2,746
   Puerto Rico Electric Power
      Authority RB
       5.500%, 07/01/14              1,000       1,040
       5.500%, 07/01/16              1,000       1,036
   Puerto Rico Electric Power
      Authority RB, MBIA
       5.250%, 07/01/07              2,560       2,787
   Puerto Rico Highway &
      Transportation RB, Series X
       5.300%, 07/01/04                700         739
   Puerto Rico Industrial, Tourist,
      Educational, Medical, &
      Environmental Control
      Facilities RB, Abbott
      Chemicals Project
       6.500%, 07/01/09                500         501
   Puerto Rico Industrial, Tourist,
      Educational, Medical, &
      Environmental Control
      Facilities RB, International
      American University, Series A, MBIA
       5.250%, 10/01/12                725         771
       5.375%, 10/01/13                975       1,040
       5.500%, 10/01/14                650         695
   Puerto Rico Industrial, Tourist,
      Educational, Medical, &
      Environmental Control Facilities
      RB, PepsiCo Project
       6.250%, 11/15/13              2,750       3,022
   Puerto Rico Infrastructure
      Financing Authority RB, AMBAC
       5.250%, 07/01/10              2,500       2,716
   Puerto Rico Municipal Finance
      Agency RB, Series A, FSA
       6.000%, 07/01/09              2,650       2,945
   Puerto Rico Public Buildings
      Authority RB, MBIA
       5.000%, 07/01/11              1,000       1,056
                                                ------
Total Puerto Rico                               26,083
                                                ------
TOTAL MUNICIPAL BONDS
   (Cost $158,838)                             167,528
                                               -------


--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.0%
   Dean Witter
      5.13%, dated 11/30/98, matures
      12/01/98, repurchase price
      $6,683,777 (collateralized by
      U.S. Treasury Instruments: total
      market value $6,816,497) (B)  $6,683     $ 6,683
                                               -------
TOTAL REPURCHASE AGREEMENT
   (Cost $6,683)                                 6,683
                                                ------
TOTAL INVESTMENTS -- 103.4%
   (Cost $165,521)                             174,211
                                               -------
OTHER ASSETS AND LIABILITIES,
   NET-- (3.4%)                                 (5,782)
                                               -------
NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 15,365,743 outstanding
   shares of beneficial interest               158,733
Accumulated net realized gain
   on investments                                1,006
Net unrealized appreciation
   on investments                                8,690
                                              --------
TOTAL NET ASSETS-- 100.0%                     $168,429
                                              ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                   $10.96
                                              ========
--------------------------------------------------------------------------------
(A) ZERO COUPON BOND. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AS OF NOVEMBER 30, 1998.
(B) TRI-PARTY REPURCHASE AGREEMENT
AMT--ALTERNATIVE MINIMUM TAX
COP--CERTIFICATE OF PARTICIPATION
GO--GENERAL OBLIGATION BOND
RB--REVENUE BOND
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR THE SECURITIES AS SET FORTH IN THE STATEMENT OF NET ASSETS.
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
CONLEE--COLLEGE CONSTRUCTION LOAN INSURANCE ASSOCIATION
FGIC--FINANCIAL GUARANTY INSURANCE CORPORATION
FSA--FINANCIAL SECURITY ASSURANCE
GOA--GENERAL OBLIGATION OF AUTHORITY
GOI--GENERAL OBLIGATION OF INSTITUTION
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

as of November 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
--------------------------------------------------------------------------------
TRANSPORTATION BONDS               11%
PARTICIPATION NOTES                 2%
UTILITY BONDS                      12%
GENERAL OBLIGATION BONDS           16%
CASH EQUIVALENTS                    4%
WATER & SEWER BONDS                16%
OTHER REVENUE BONDS                 9%
EDUCATION BONDS                     5%
HOUSING BONDS                       5%
ALTERNATIVE MINIMUM TAX BONDS       5%
HEALTH CARE BONDS                  12%
PUBLIC FACILITY BONDS               3%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 94.4%
  FLORIDA -- 90.0%
   Brevard County, Health Facility
      Authority RB, Holmes Regional
      Medical Center,  MBIA
       5.625%, 10/01/14             $1,000      $1,071
   Brevard County, Housing &
      Finance Authority RB,
      Series B, FSA
       7.000%, 03/01/13                270         286
   Cape Coral, Water
      Improvement RB, FSA
       6.375%, 06/01/09              1,000       1,095
   Dade County, Aviation RB,
      Series A, AMT, MBIA
       5.750%, 10/01/15              1,000       1,091
   Dade County Aviation Series A
       5.250%, 10/01/07              1,000       1,071
   Dade County, Housing Finance
      Authority RB, Series D, FSA
       6.950%, 12/15/12                560         594
   Dade County Professional Sports
      Franchise Facility RB, MBIA
       5.250%, 10/01/12              1,385       1,478


--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
   Dade County, Water & Sewer
      System RB, FGIC
       5.500%, 10/01/18             $3,000      $3,157
   Escambia County, Housing
      Finance Authority RB,
      Series A, AMT, FHA
       7.300%, 10/01/17                515         538
   Florida State Board of Education
      Capital Outlay GO, Series A
       5.750%, 01/01/13              1,000       1,064
       5.500%, 06/01/15              2,500       2,634
   Florida State Board of Education
      Capital Outlay GO, Series B, MBIA
       5.750%, 06/01/11              1,250       1,358
   Florida State Educational Lottery
      Revenue Series A
       5.000%, 07/01/15              2,000       2,037
   Florida State Finance
      Department RB, MBIA
       5.500%, 07/01/12              1,000       1,080
   Florida State Finance
      Department RB, Series A, AMBAC
       5.700%, 07/01/09              2,000       2,173
   Florida State Gas Utilities
      Project RB
       5.000%, 12/01/08              1,000       1,060
   Florida State Gulf Breeze RB, FGIC
       5.000%, 12/01/14              2,000       2,040
   Florida State Housing RB, MBIA
       5.050%, 07/01/12              2,000       2,037
   Florida State Turnpike
      Authority RB, FGIC
       5.250%, 07/01/11              2,000       2,085
   Fort Lauderdale GO
       5.500%, 07/01/15              1,000       1,053
   Gainesville, Utilities
      System RB, Series B
       5.500%, 10/01/13              2,000       2,118
   Hillsborough County, Allegany
      Health Systems RB, MBIA
       6.375%, 12/01/12              1,300       1,451
   Hillsborough County, Aviation
      Authority, Tampa International
      Airport RB, Series B, AMBAC
       5.125%, 10/01/17              2,500       2,538

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)  VALUE (000)
--------------------------------------------------------------------------------
  FLORIDA (CONTINUED)
   Indian Trace Community, Water
      Management RB, MBIA
       5.500%, 05/01/07             $1,000     $ 1,099
   Manatee County, Florida School
      Board COP, MBIA
       4.950%, 07/01/14              1,000       1,009
   Naples, Community Hospital
      Project RB, MBIA
       5.500%, 10/01/16              1,000       1,053
   Orlando, Water & Electric
      Utilities Commission RB
       5.250%, 10/01/14              1,000       1,024
   Polk County, Utility
      Systems RB, FGIC
       5.250%, 10/01/17              1,500       1,558
   Port St. Lucie, Special
      Assessment, District 1, MBIA
       5.850%, 10/01/11              3,070       3,396
   Reedy Creek, Improvements
      GO, Series A, MBIA
       5.750%, 06/01/14              2,500       2,706
   Tampa Bay, Florida Water Utility
      Systems RB, Series B, FGIC
       5.125%, 10/01/12              1,250       1,306
   Tampa Health Systems Catholic
      Health RB, AMBAC
       4.875%, 11/15/15              1,000         995
   Tampa Health Systems RB,  AMBAC
       4.875%, 11/15/14              1,000         999
   Volusia County, Hospital Facilities
      RB, Memorial Health Systems
      Project, AMBAC
       5.500%, 11/15/16              1,250       1,327
                                                ------
                                                51,581
                                                ------
  PUERTO RICO -- 4.4%
   Puerto Rico Commonwealth
      Highway & Transportation
      Authority RB, Sub- P R St
      Infrastructure Bank, MBIA
       5.250%, 07/01/13              1,375       1,450
   Puerto Rico Industrial, Tourist,
      Educational, Medical, &
      Environmental Control Facilities
      RB, International American
      University, Series A, MBIA
       5.250%, 10/01/12              1,000       1,064
                                                ------
                                                 2,514
                                                ------

--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
   (Cost $51,677)                              $54,095
                                               -------
REPURCHASE AGREEMENT -- 4.5%
   Dean Witter
      5.13%, dated 11/30/98, matures
      12/01/98, repurchase price
      $2,613,224 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $2,665,115) (A)               $2,613       2,613
                                               -------
TOTAL REPURCHASE AGREEMENT
   (Cost $2,613)                                 2,613
                                               -------
TOTAL INVESTMENTS -- 98.9%
   (Cost $54,290)                               56,708
                                               -------
OTHER ASSETS AND LIABILITIES,
   NET -- 1.1%                                     613
                                               -------
NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 5,480,474 outstanding
   shares of beneficial interest                54,148
Accumulated net realized gain
   on investments                                  755
Net unrealized appreciation
   on investments                                2,418
                                               -------
TOTAL NET ASSETS -- 100.0%                     $57,321
                                               =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                   $10.46
                                               =======

(A) TRI-PARTY REPURCHASE AGREEMENT
AMT--ALTERNATIVE MINIMUM TAX
COP--CERTIFICATE OF PARTICIPATION
GO--GENERAL OBLIGATION BOND
RB--REVENUE BOND
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING
CREDIT SUPPORT FOR THE SECURITIES AS SET FORTH IN THE STATEMENT
OF NET ASSETS.
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC--FINANCIAL GUARANTY INSURANCE CORPORATION
FHA--FEDERAL HOUSING ADMINISTRATION
FSA--FINANCIAL SECURITY ASSURANCE
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND


UTILITY BONDS                              2%
RESOURCE RECOVERY BONDS                    1%
CASH EQUIVALENTS                           6%
WATER & SEWER BONDS                       10%
GENERAL OBLIGATION BONDS                  32%
ALTERNATIVE MINIMUM TAX BONDS              5%
HEALTH CARE BONDS                         13%
HOUSING BONDS                              5%
TRANSPORTATION BONDS                      11%
PRE-REFUNDED SECURITIES                    4%
EDUCATION BONDS                           11%

%OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 95.0%
  MASSACHUSETTS -- 92.6%
   Boston GO, Series A, AMBAC
       5.650%, 02/01/09             $1,500      $1,601
   Boston, Water and Sewer
      Community RB, Series A, FGIC
       5.125%, 11/01/15              3,320       3,391
   Brockton GO, MBIA
       5.125%, 04/01/15              1,500       1,537
   Chelsea GO, School Loan
      Project, AMBAC
       6.000%, 06/15/04                650         715
       5.700%, 06/15/06              1,000       1,099
   Gloucester GO, FGIC
       5.100%, 08/01/14              1,105       1,134
   Haverhill GO, FGIC
       5.300%, 06/15/12              1,500       1,584
   Holyoke GO, FSA
       5.200%, 08/01/17                690         706
   Holyoke GO, Series A, FSA
       5.600%, 06/15/11              1,000       1,079
       5.500%, 06/15/16                815         856
   Lawrence GO, AMBAC
       6.250%, 02/15/09              1,475       1,635
   Lowell GO, AMBAC
       5.500%, 08/01/11              2,740       2,932
       5.500%, 08/01/12              1,720       1,843


--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   Lowell GO, FSA
       5.500%, 01/15/10             $1,140      $1,214
       6.625%, 04/01/15              1,000       1,132
   Lynn, Massachusetts Water &
      Sewer Community RB,
      Series A, FSA
       5.000%, 12/01/14              1,375       1,394
   Massachusetts State Bay
      Transportation Authority
      RB, Series A, GOA
       5.500%, 03/01/07              1,500       1,641
       5.800%, 03/01/10              2,640       2,911
   Massachusetts State Bay
      Transportation Authority
      RB, Series A, MBIA
       5.000%, 03/01/18              3,000       2,989
      5.750%, 03/01/18                 710         759
   Massachusetts State Bay
      Transportation Authority
      RB, Series A, MBIA (A)
       5.750%, 03/01/05              2,615       2,912
   Massachusetts State Bay
      Transportation Authority
      RB, Series B, GOA
       6.000%, 03/01/12              4,000       4,285
   Massachusetts State Bay
      Transportation Authority
      RB, Series D, GOA
       5.600%, 03/01/08              1,885       2,090
   Massachusetts State Development
      Finance Agency, Clark
      University RB
       5.250%, 07/01/16              1,445       1,463
   Massachusetts State Educational
      Financing Authority RB,
      Series A, AMT, MBIA
       5.125%, 12/01/14              1,000         996
   Massachusetts State Educational
      Loan Authority RB, Issue E,
      Series B, AMT, AMBAC
       6.000%, 01/01/12                400         423
       6.300%, 07/01/12                840         893
   Massachusetts State GO
       5.250%, 08/01/14              5,000       5,225
       5.000%, 11/01/14              2,000       2,040
   Massachusetts State GO (A)
       5.750%, 06/01/06              3,000       3,349

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  MASSACHUSETTS (CONTINUED)
   Massachusetts State GO, Series A
       5.500%, 02/01/11             $3,500      $3,714
       5.000%, 11/01/13              5,000       5,106
   Massachusetts State GO,
      Series A, MBIA
       5.000%, 04/01/14              3,000       3,041
   Massachusetts State GO,
       Series B
       6.500%, 08/01/08              5,315       6,292
   Massachusetts State GO,
      Series B, FGIC
       5.500%, 11/01/07              1,000       1,102
   Massachusetts State GO,
      Series B, FGIC (A)
       5.875%, 08/01/04              2,000       2,230
   Massachusetts State GO,
      Series B, MBIA
       5.400%, 11/01/07              2,000       2,190
   Massachusetts State GO, Series C
       5.250%, 08/01/15              1,750       1,824
       5.000%, 08/01/17              2,000       2,032
   Massachusetts State Health &
      Educational Facilities Authority,
      Harvard Pilgrim Health,
      Series A, FSA
       5.000%, 07/01/14              2,500       2,550
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Amherst College, Series G
       5.250%, 11/01/15              1,125       1,152
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Baystate Medical Center
      Project, Series D, FGIC
       6.000%, 07/01/15              2,000       2,158
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Berklee College of Music,
      Series E, MBIA
       5.000%, 10/01/15                975         985
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Boston Medical Center,
      Series A, MBIA
       5.250%, 07/01/15              2,500       2,581
       5.250%, 07/01/16              2,725       2,803


--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Brandeis University, MBIA
       5.250%, 10/01/14             $1,500      $1,564
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Catholic Health East,
      Series A, AMBAC
       5.000%, 11/15/18              2,000       1,982
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Dana Farber Cancer Project,
      Series F, FGIC
       6.000%, 12/01/15              1,445       1,564
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Dana Farber Cancer
      Project, Series G-1
       6.250%, 12/01/09              1,175       1,301
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Emerson Hospital Project,
      Series D, FSA
       5.800%, 08/15/18              3,000       3,169
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Eye & Ear Hospital, Series B
       5.250%, 07/01/09              1,500       1,573
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Hallmark Health Systems,
      Series A, FSA
       5.000%, 07/01/12              1,000       1,024
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Harvard University Project,
      Series M, GOI
       5.750%, 12/01/11              1,000       1,046
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Lahey Clinic Medical Center
      Project, Series B, MBIA
       5.625%, 07/01/15                500         525
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Massachusetts General
      Hospital, Series G, AMBAC
       5.375%, 07/01/11              2,000       2,085
as of November 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  MASSACHUSETTS (CONTINUED)
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Newton-Wellesley Hospital
      Project, Issue E, MBIA
       5.875%, 07/01/15             $3,000      $3,244
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Northeastern University
      Project, Series E, MBIA
       6.500%, 10/01/12              1,000       1,101
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Partners Healthcare Systems,
      Series A, MBIA
       5.375%, 07/01/17              2,465       2,536
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Simmons College,
      Series C, MBIA
       5.000%, 10/01/14              1,000       1,016
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Smith College Project,
      Series D, GOI
       5.750%, 07/01/16              2,600       2,743
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Tufts University Project,
      Series F, FGIC
       5.950%, 08/15/18              3,000       3,214
   Massachusetts State Health &
      Educational Facilities Authority
      RB, UMass Memorial Issue,
      Series A,  AMBAC
       5.250%, 07/01/14              2,000       2,060
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Williams College, Series F
       5.750%, 07/01/19              1,000       1,054
   Massachusetts State Housing
      Finance Agency RB, Rental
      Mortgage, Series C,  AMT,  AMBAC
       5.450%, 07/01/18              2,805       2,844


--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)VALUE (000)
--------------------------------------------------------------------------------
   Massachusetts State Housing
      Finance Agency RB, Residential
      Development Project,
      Series A, FNMA
       6.875%, 11/15/11             $1,750      $1,912
   Massachusetts State Housing
      Finance Agency RB, Series A,
      AMBAC
       6.300%, 10/01/13              4,950       5,278
   Massachusetts State Housing
      Finance Agency RB,
      Series A, MBIA
       5.850%, 12/01/08              1,245       1,338
       6.100%, 07/01/15              1,590       1,707
   Massachusetts State Housing
      Finance Agency RB, Single
      Family Housing Project,
      Series 14, FHA
       7.700%, 12/01/14              1,895       1,968
   Massachusetts State Industrial
      Finance Agency Resource
      Recovery RB, Ogden Haverhill
      Project A, AMT
       5.200%, 12/01/08              1,500       1,502
   Massachusetts State Industrial
      Finance Agency RB, Babson
      College Project, Series A
       5.375%, 10/01/17              1,000       1,019
   Massachusetts State Industrial
      Finance Agency RB, Babson
      College Project, Series A, MBIA
       6.375%, 10/01/09              1,000       1,112
       5.750%, 10/01/15              1,000       1,076
   Massachusetts State Industrial
      Finance Agency RB, College
      of Holy Cross, MBIA
       5.500%, 03/01/16              1,500       1,575
   Massachusetts State Industrial
      Finance Agency RB, Worcester
      Polytechnical Institution, MBIA
       5.125%, 09/01/17              1,550       1,564

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  MASSACHUSETTS (CONTINUED)
   Massachusetts State Municipal
      Wholesale Electric Company
      RB, Series D, MBIA
       6.000%, 07/01/05             $1,000  $    1,081
   Massachusetts State Municipal
      Wholesale Electric Company
      RB, Series E, MBIA
       6.000%, 07/01/11              2,500       2,678
   Massachusetts State Port Authority
      RB, Series A, AMT
       6.000%, 07/01/13              1,050       1,137
   Massachusetts State Port Authority
      RB, Series B, AMT
       5.000%, 07/01/13              1,790       1,812
       5.250%, 07/01/14              1,385       1,421
   Massachusetts State Port Authority
      RB, Series E, AMT
       5.250%, 07/01/13              1,000       1,031
   Massachusetts State Resource
      Recovery Authority RB,
      Refusetech Project, Series A
       6.150%, 07/01/02                900         951
       6.300%, 07/01/05              1,000       1,069
   Massachusetts State Special
      Obligation RB, Series A
       5.500%, 06/01/07              2,000       2,150
       5.750%, 06/01/11              2,780       3,048
       5.750%, 06/01/12                700         767
   Massachusetts State Turnpike
      Authority RB, Metropolitan
      Highway System, Series A, MBIA
       5.000%, 01/01/13              1,000       1,017
   Massachusetts State Turnpike
      Authority RB, Metropolitan
      Highway System, Sub-
      Series B, MBIA
       5.250%, 01/01/17              1,000       1,021
   Massachusetts State Turnpike
      Authority RB, Western Turnpike,
      Series A, MBIA
       5.550%, 01/01/17              2,000       2,020
   Massachusetts State Water
      Authority RB, Series B, MBIA
       5.500%, 03/01/17              3,500       3,614


--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   Massachusetts State Water
      Pollution Abatement Trust RB,
      New Bedford Project, Series A
       5.700%, 02/01/12             $1,450      $1,561
       5.700%, 02/01/15              3,000       3,184
   Massachusetts State Water
      Pollution Abatement Trust RB,
      Pooled Loan Program, Series 1
       5.600%, 08/01/13              2,090       2,200
   Massachusetts State Water
      Pollution Abatement Trust RB,
      Pooled Loan Program, Series 2
       6.125%, 02/01/07                730         833
   Massachusetts State Water
      Pollution Abatement
      Trust RB, Series A
       5.450%, 02/01/13              1,000       1,045
       5.250%, 08/01/14              1,000       1,031
   Massachusetts State Water
      Resource Authority RB,
      Series B, GOA
       5.875%, 11/01/04              1,000       1,085
   Massachusetts State Water
      Resource Authority RB,
      Series C, GOA
       6.000%, 11/01/05              2,000       2,183
       6.000%, 12/01/11              2,000       2,298
   Mendon Upton Regional School
      District GO, FGIC
       5.500%, 06/01/15              1,405       1,491
       5.500%, 06/01/17              1,500       1,581
   Nantucket GO
       6.800%, 12/01/11              1,425       1,582
   Nantucket GO, MBIA
       5.250%, 07/15/10              2,250       2,399
   Northampton GO, MBIA
       5.750%, 05/15/16                775         839
   Palmer GO, MBIA
       5.500%, 10/01/10              1,500       1,594
   Peabody GO, Series A
       5.000%, 08/01/13                310         319
       5.000%, 08/01/14                510         521
   Springfield GO, AMBAC
       5.300%, 08/01/11              1,000       1,061
       5.300%, 08/01/13              1,000       1,048
   Springfield GO, FSA
       5.000%, 09/01/11              1,885       1,965
as of November 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  MASSACHUSETTS (CONTINUED)
   Springfield GO, State Qualified
      Municipal Purpose Loan, FSA
       5.250%, 11/15/11             $1,600   $   1,706
   University of Lowell Building
      Authority RB, Fifth
      Series A, AMBAC
       5.625%, 11/01/14              3,000       3,206
   Uxbridge GO, MBIA
       5.400%, 11/15/16                750         782
   West Springfield GO, FGIC
       5.000%, 03/01/18              1,225       1,227
   Worcester GO, Municipal
      Purpose Loan Series B, MBIA
       5.250%, 11/01/14              1,875       1,952
   Worcester GO, Series G, MBIA
       5.300%, 07/01/15              1,000       1,034
                                               -------
                                               215,828
                                               -------
  PUERTO RICO -- 2.4%
   Puerto Rico Commonwealth
      GO, FSA
       5.500%, 07/01/13              1,000       1,052
   Puerto Rico Commonwealth
      GO, Series A
       6.000%, 07/01/06              1,000       1,070
   Puerto Rico Commonwealth
      RB, Highway & Transportation
      Authority, Sub- P R St
      Infrastructure Bank, MBIA
       5.250%, 07/01/13              1,300       1,372
   Puerto Rico Industrial, Tourist,
      Educational, Medical, &
      Environmental Control
      Facilities RB, International
      American University,
      Series A, MBIA
       5.250%, 10/01/12              1,000       1,064
   Puerto Rico Refunding Public
      Improvement GO
       5.500%, 07/01/13              1,000       1,086
                                                ------
                                                 5,644
                                                ------
TOTAL MUNICIPAL BONDS
   (Cost $211,182)                             221,472
                                               -------


--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.1%
   Dean Witter
      5.13%, dated 11/30/98, matures
      12/01/98, repurchase price
      $14,282,164 (collateralized
      by U.S. Treasury Instruments:
      total market value
      $14,565,764) (B)             $14,280   $  14,280
                                                ------
TOTAL REPURCHASE AGREEMENT
   (Cost $14,280)                               14,280
                                                ------
TOTAL INVESTMENTS -- 101.1%
   (Cost $225,462)                             235,752
                                               -------
OTHER ASSETS AND LIABILITIES,
   NET -- (1.1%)                                (2,672)
                                                ------
NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 22,108,506 outstanding
   shares of beneficial interest               223,273
Accumulated net realized loss
   on investments                                 (483)
Net unrealized appreciation
   on investments                               10,290
                                              --------
TOTAL NET ASSETS -- 100.0%                    $233,080
                                              ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                   $10.54
                                              ========

(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS
    THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.
(B) TRI-PARTY REPURCHASE AGREEMENT
AMT--ALTERNATIVE MINIMUM TAX
GO--GENERAL OBLIGATION BOND
RB--REVENUE BOND
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING
CREDIT SUPPORT FOR THE SECURITIES AS SET FORTH IN THE STATEMENT
OF NET ASSETS.
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC--FINANCIAL GUARANTY INSURANCE CORPORATION
FHA--FEDERAL HOUSING ADMINISTRATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA--FINANCIAL SECURITY ASSURANCE
GOA--GENERAL OBLIGATION OF AUTHORITY
GOI--GENERAL OBLIGATION OF INSTITUTION
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               BOSTON 1784 FUNDS
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND
--------------------------------------------------------------------------------
PUBLIC FACILITY BONDS                   7%

TRANSPORTATION BONDS                    5%

UTILITY BONDS                           4%

WATER & SEWER BONDS                     5%

GENERAL OBLIGATION BONDS               31%

INDUSTRIAL DEVELOPMENT & POLLUTION
CONTROL BONDS                           3%

EDUCATION BONDS                        10%

ALTERNATIVE MINIMUM TAX BONDS           8%

HOUSING BONDS                          10%

OTHER REVENUE BONDS                     7%

HEALTH CARE BONDS                       7%

CASH EQUIVALENTS                        3%


% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 95.8%
  RHODE ISLAND -- 82.1%
   Bristol County, Water
      Authority RB, MBIA
       5.200%, 12/01/14             $1,000   $   1,031
   Bristol County, Water Authority
      RB, Series A, MBIA
       5.200%, 12/01/13              1,080       1,115
   Central Falls RB,
      Detention Facility
       5.375%, 01/15/18              1,000       1,014
   Central Falls RB,
      Detention Facility, FSA
       5.375%, 01/15/18              1,000       1,031
   Cranston GO, MBIA
       6.100%, 06/15/10              1,000       1,121
       6.100%, 06/15/15              1,500       1,674
       5.500%, 07/15/15              1,305       1,391
   Cumberland GO, MBIA
       5.100%, 09/01/14                500         514
   Exeter West Greenwich Regional
      School District GO, MBIA
       5.400%, 11/15/10              1,000       1,075
   Kent County, Water
      Authority RB, MBIA
       6.000%, 07/15/08                500         549

--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   North Providence GO,
      Series A, MBIA
       6.000%, 07/01/12             $1,100  $    1,244
       6.050%, 07/01/13                500         566
   Pawtucket GO, FGIC
       5.625%, 04/15/07                750         807
   Providence GO, FSA
       5.050%, 01/15/05              1,090       1,149
       5.100%, 01/15/06              1,085       1,151
   Providence GO, Series A, FSA
       5.700%, 07/15/12              1,825       2,001
   Providence, Housing
      Development Authority RB,
      Barbara Jordan Apartments
      Project, Series A, MBIA
       6.500%, 07/01/09                410         445
   Providence, Public Building
      Authority GO, Series A, FSA
       5.400%, 12/15/11                500         533
   Providence, Public Building
      Authority RB, FSA
       5.250%, 12/15/14              1,500       1,562
   Rhode Island State Airport
      Economic Development RB
       5.000%, 07/01/15              1,620       1,642
   Rhode Island State Clean
      Water Agency RB, Safe
      Drinking Water Project,
      Series A, AMBAC
       6.500%, 01/01/09                500         565
   Rhode Island State Clean
      Water Agency RB, Series A, MBIA
       6.750%, 10/01/13                500         556
   Rhode Island State Clean
      Water Agency RB, Water
      Protection, MBIA
       5.875%, 10/01/15                865         935
   Rhode Island State Convention
      Center Authority RB,
      Series A, AMBAC
       5.500%, 05/15/13              1,000       1,058
   Rhode Island State Depositor's
      Economic Protection Agency RB,
      Series A, FSA
       6.500%, 08/01/07                500         583

AS OF NOVEMBER 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)  VALUE (000)
--------------------------------------------------------------------------------
  RHODE ISLAND (CONTINUED)
   Rhode Island State Depositor's
      Economic Protection
      Agency RB, Series B, MBIA
       5.800%, 08/01/12             $1,000  $    1,120
   Rhode Island State Depositor's
      Economic Protection RB AGENCY,
      Special Obligation, Series A, FSA
       5.750%, 08/01/14              1,000       1,110
   Rhode Island State GO
       5.000%, 09/01/12              1,665       1,719
   Rhode Island State GO, FGIC
       5.000%, 09/01/14              2,680       2,720
       5.000%, 09/01/16              2,425       2,428
   Rhode Island State GO, Reference
      Consolidation Capital
      Development Loan, Series A
       5.125%, 07/15/13              2,000       2,070
   Rhode Island State Health &
      Education RB, Brown University
       5.000%, 09/01/15              1,000       1,005
       5.000%, 09/01/16              1,000       1,005
       5.000%, 09/01/17              1,000       1,000
   Rhode Island State Health &
      Educational Building RB
       4.750%, 09/01/14              1,215       1,197
   Rhode Island State Health &
      Educational Building RB,
      Higher Education Facility, AMBAC
       5.125%, 11/15/14              1,000       1,020
       5.000%, 11/15/18              1,000         986
   Rhode Island State Health &
      Educational Building RB,
      Kent Hospital Project, MBIA
       7.000%, 07/01/10                500         544
   Rhode Island State Health &
      Educational Building RB,
      Landmark Medical Project, FSA
       5.600%, 10/01/12              1,000       1,061
   Rhode Island State Health &
      Educational Building RB,
      New England Institutional
      Project, CONLEE
       5.900%, 03/01/10                400         427


--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)  VALUE (000)
--------------------------------------------------------------------------------
   Rhode Island State Health &
      Educational Building RB,
      Rhode Island School of
      Design, MBIA
       5.625%, 06/01/16             $2,000  $    2,145
   Rhode Island State Health &
      Educational Building RB,
      Roger Williams Hospital Project
       7.750%, 07/01/16              1,000       1,061
      5.250%, 11/15/16               1,000       1,034
   Rhode Island State Health &
      Educational Building RB,
      Roger Williams Hospital
      Project, CONLEE
       6.500%, 11/15/08                500         551
   Rhode Island State Housing &
      Mortgage Finance RB
       5.550%, 04/01/17                500         513
   Rhode Island State Housing &
      Mortgage Finance RB, Series 2
       7.700%, 10/01/10                500         519
   Rhode Island State Housing &
      Mortgage Finance RB,
      Series 7B, AMT
       6.700%, 10/01/12                750         800
   Rhode Island State Housing &
      Mortgage Finance RB, Series 13
       6.700%, 10/01/15              2,000       2,150
   Rhode Island State Housing &
      Mortgage Finance RB, Series 19A
       5.700%, 04/01/15              1,500       1,551
   Rhode Island State Housing &
      Mortgage Finance RB,
      Series 27-B, AMT
       5.150%, 10/01/12              2,240       2,248
   Rhode Island State Housing &
      Mortgage Finance RB, Series A, LOC
       5.650%, 10/01/07              1,000       1,045
   Rhode Island State Housing &
      Mortgage Finance RB,
      Series E-1, AMT, FHA
       7.500%, 10/01/11                920         972
   Rhode Island State Industrial
      Facilities RB
       6.000%, 11/01/14              2,250       2,413

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  RHODE ISLAND (CONTINUED)
   Rhode Island State Industrial
      Facilities RB, AMT, LOC
       6.500%, 03/01/14            $   500   $     534
   Rhode Island State Port
      Authority & Economic
      Development RB, Shepard
      Building Project, Series B,
      AMBAC (A)
       6.500%, 06/01/08                500         571
   Rhode Island State Public
      Projects RB, Series A
       5.250%, 02/01/10              1,000       1,061
   Rhode Island State Student
      Loan Authority RB,
      Series A, LOC
       6.550%, 12/01/00                500         520
   Rhode Island State Student
      Loan Authority RB, Series B, AMT
       7.000%, 12/01/04              1,390       1,487
   Rhode Island State Student
      Loan Authority RB,
      Series B, AMT, LOC
       6.850%, 12/01/02                500         536
   Rhode Island State Turnpike &
      Bridge Authority RB
       5.000%, 12/01/11              1,000       1,010
       5.350%, 12/01/17              2,130       2,154
   Warwick GO, Series A, FGIC
       5.000%, 03/01/15              1,180       1,196
       5.000%, 03/01/16              1,205       1,217
   Westerly GO, AMBAC
       5.850%, 09/15/08                450         491
                                                ------
                                                72,503
                                                ------
  PUERTO RICO -- 13.7%
   Puerto Rico Commonwealth GO
       5.750%, 07/01/17              1,000       1,075
   Puerto Rico Commonwealth GO (B)
       4.990%, 07/01/14              3,500       1,623
   Puerto Rico Electric
      Power Authority RB
       5.500%, 07/01/16              3,000       3,109


--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   Puerto Rico Highway &
      Transportation Authority
      RB, Series V
       6.375%, 07/01/07             $1,135   $   1,223
   Puerto Rico Industrial, Medical &
      Environmental Pollution
      Control RB, PepsiCo Project,
      Series A
       6.250%, 11/15/13                500         547
   Puerto Rico Industrial, Tourist,
      Educational, Medical, &
      Environmental Control
      Facilities RB, International
      American University,
      Series A, MBIA
       5.250%, 10/01/12                360         383
       5.375%, 10/01/13              1,550       1,653
       5.500%, 10/01/14                350         374
   Puerto Rico Public Education &
      Health Facilities RB,
      Series M, CGTD
       5.750%, 07/01/15              2,000       2,108
                                                ------
                                                12,095
                                                ------
TOTAL MUNICIPAL BONDS
   (Cost $81,089)                               84,598
                                                ------

REPURCHASE AGREEMENT -- 3.0%
   Dean Witter
      5.13%, dated 11/30/98, matures
      12/01/98, repurchase price
      $2,637,501 (collateralized
      by U.S. Treasury Instruments:
      total market value
      $2,689,873) (C)                2,637       2,637
                                                ------
TOTAL REPURCHASE AGREEMENT
   (Cost $2,637)                                 2,637
                                                ------
TOTAL INVESTMENTS -- 98.8%
   (Cost $83,726)                               87,235
                                                ------
OTHER ASSETS AND LIABILITIES,
   NET-- 1.2%                                    1,026
                                                ------

AS OF NOVEMBER 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                               VALUE (000)
--------------------------------------------------------------------------------

NET ASSETS:
Capital Shares (unlimited
   authorization -- no par
   value) based on 8,222,279
   outstanding shares of
   beneficial interest                      $   84,090
Accumulated net realized gain
   on investments                                  662
Net unrealized appreciation
   on investments                                3,509
                                                ------
TOTAL NET ASSETS-- 100.0%                    $  88,261
                                                ======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                   $10.73
                                                ======

(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.
(B) ZERO COUPON BOND. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AS OF NOVEMBER 30, 1998.
(C) TRI-PARTY REPURCHASE AGREEMENT
AMT--ALTERNATIVE MINIMUM TAX
GO--GENERAL OBLIGATION BOND
LOC--SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR COMMERCIAL BANK OR OTHER FINANCIAL INSTITUTION.
RB--REVENUE BOND
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING
CREDIT SUPPORT FOR THE SECURITIES SET FORTH IN THE STATEMENT
OF NET ASSETS.
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
CGTD--COMMONWEALTH GUARANTEED
CONLEE--COLLEGE CONSTRUCTION LOAN INSURANCE ASSOCIATION
FGIC--FINANCIAL GUARANTY INSURANCE CORPORATION
FHA--FEDERAL HOUSING ADMINISTRATION
FSA--FINANCIAL SECURITY ASSURANCE
MBIA--MUNICIPAL BOND INSURANCE ASSURANCE

                                                               BOSTON 1784 FUNDS
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS                     18%
U.S. GOVERNMENT AGENCY OBLIGATIONS            6%
CASH EQUIVALENTS                              10%
COMMON STOCK                                  45%
PREFERRED STOCK                               1%
ASSET-BACKED SECURITIES                       3%
CORPORATE OBLIGATIONS                         9%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS   8%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
DESCRIPTION                         SHARES VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCKS -- 44.9%
  AIR TRANSPORTATION -- 1.0%
   AMR*                              8,100 $       534
                                                ------
  BROADCASTING, NEWSPAPERS &
  ADVERTISING -- 0.7%
   Comcast, Class A                  4,700         228
   Mediaone Group*                   3,200         130
                                                ------
                                                   358
                                                ------
  CAPITAL GOODS/CONSTRUCTION-- 2.1%
   Dii Group Inc*                        7         157
   General Electric                  7,700         697
   Genzyme Molecular Oncology*       1,793           6
   Molex                             5,500         198
                                                ------
                                                 1,058
                                                ------
  CONSUMER NON-DURABLES/
  WHOLESALE TRADE -- 3.6%
   Colgate-Palmolive                 2,000         171
   Nestle, ADR                      10,400       1,084
   Procter & Gamble                  6,300         552
                                                ------
                                                 1,807
                                                ------


--------------------------------------------------------------------------------
DESCRIPTION                         SHARES VALUE (000)
--------------------------------------------------------------------------------

  DRUGS -- 1.8%
   Alza, Class A*                    3,100  $      162
   Centocor*                         5,200         211
   McKesson                              2         164
   Novartis*                         2,900         273
   Warner Lambert                    1,500         113
                                                ------
                                                   923
                                                ------
  ELECTRICAL SERVICES -- 0.1%
   AES*                              1,300          59
                                                ------
  ENERGY -- 3.5%
   Baker Hughes                     16,500         302
   El Paso Natural Gas               4,800         164
   Exxon                             4,200         315
   Mobil                             6,100         526
   Schlumberger                     10,200         456
                                                ------
                                                 1,763
                                                ------
  ENTERTAINMENT -- 0.5%
   Mirage Resorts*                   4,600          68
   Time Warner                       1,500         159
                                                ------
                                                   227
                                                ------
  FINANCIAL SERVICES -- 4.4%
   BankAmerica                       8,792         573
   Equitable                         4,900         271
   Fannie Mae                        6,300         458
   Wells Fargo                      26,900         968
                                                ------
                                                 2,270
                                                ------
  FOOD, BEVERAGE & TOBACCO -- 0.7%
   Campbell Soup                     3,200         183
   Nabisco Holdings, Class A         4,400         175
                                                ------
                                                   358
                                                ------
  HEALTH CARE -- 5.5%
   Bristol-Myers Squibb              1,200         147
   Genzyme*                         16,600         698
   Johnson & Johnson                11,100         902
   Merck                             7,000       1,084
                                                ------
                                                 2,831
                                                ------
                                       53

AS OF NOVEMBER 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 ASSET ALLOCATION FUND (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                         SHARES VALUE (000)
--------------------------------------------------------------------------------

  INSURANCE -- 4.9%
   Allstate                         18,200  $      742
   American International Group     13,000       1,222
   Citigroup                         7,000         351
   Exel Limited Class A*             2,600         195
                                                ------
                                                 2,510
                                                ------
  MEDICAL PRODUCTS & SERVICES-- 2.3%
   Boston Scientific*                9,400         465
   Elan, ADR*                        6,400         436
   Medtronic                         3,700         250
                                                ------
                                                 1,151
                                                ------
  MISCELLANEOUS BUSINESS SERVICES-- 1.3%
   BMC Software*                     1,300          66
   DST Systems*                      5,500         298
   Parametric Technology*            4,200          71
   Sterling Commerce*                5,600         203
                                                ------
                                                   638
                                                ------
  MISCELLANEOUS CONSUMER SERVICES --0.2%
   Service International             2,900         108
                                                ------
  RETAIL -- 2.8%
   Costco*                           4,300         270
   CVS 7,200                           355
   Estee Lauder                      3,000         225
   Home Depot                        3,500         174
   Kroger*                           1,800          96
   Wal-Mart Stores                   4,400         331
                                                ------
                                                 1,451
                                                ------
  SPECIALTY MACHINERY -- 0.3%
   U.S. Filter*                      6,500         144
                                                ------
  TECHNOLOGY -- 4.9%
   Analog Devices*                   8,500         174
   Cambridge Technology Partners*    6,900         144
   Cisco Systems*                    4,100         309
   Computer Associates
      International                 15,800         699
   Lucent Technologies              12,900       1,110
   Pall                              1,800          42
                                                ------
                                                 2,478
                                                ------


--------------------------------------------------------------------------------
DESCRIPTION               SHARES/PAR (000)VALUE (000)
--------------------------------------------------------------------------------

  TELEPHONES & TELECOMMUNICATIONS-- 2.9%
   Airtouch Communications*          4,700  $      269
   Century Telephone Enterprises     2,000         114
   Ericsson Telephone, ADR           6,100         169
   SBC Communications               15,600         748
   Tele-Communications TCI
      Ventures Group, Class A*       9,900         196
                                                ------
                                                 1,496
                                                ------
  WHOLESALE -- 1.4%
   Safeway*                          1,600          85
   Sysco                            24,200         652
                                                ------
                                                   737
                                                ------
TOTAL COMMON STOCKS
   (Cost $16,590)                               22,901
                                                ------

PREFERRED STOCK -- 0.4%
   Hartford Capital II               8,000         210
                                                ------
TOTAL PREFERRED STOCK
   (Cost $200)                                     210
                                                ------

U.S. TREASURY OBLIGATIONS -- 18.1%
   U.S. Treasury Bonds
       7.250%, 05/15/16             $1,500  $    1,835
       8.125%, 08/15/19                100         135
       7.125%, 02/15/23                300         373
       6.125%, 11/15/27                500         564
   U.S. Treasury Notes
       5.000%, 01/31/99                100         100
       5.500%, 04/15/00                200         202
       6.250%, 05/31/00                500         512
       6.125%, 07/31/00                400         410
       6.125%, 09/30/00              1,000       1,027
       5.625%, 11/30/00                365         372
       6.250%, 02/28/02                500         523
       6.250%, 06/30/02              1,000       1,051
       5.750%, 11/30/02              1,000       1,038
       6.500%, 08/15/05                500         550
       6.125%, 08/15/07                500         545
                                                ------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $8,757)                                 9,237
                                                ------

                                                              BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-
  BACKED BONDS -- 7.9%
   Federal Home Loan Mortgage
       6.000%, 11/01/28             $2,500  $    2,469
   Federal National Mortgage
      Association
       6.000%, 06/01/13              1,194       1,196
   Government National
      Mortgage Association
       6.000%, 04/15/13                247         248
       7.500%, 06/15/23                128         133
                                                ------
TOTAL U.S. GOVERNMENT MORTGAGE-
   BACKED BONDS
   (Cost $4,025)                                 4,046
                                                ------

CORPORATE OBLIGATIONS -- 8.4%
  FINANCIAL SERVICES -- 2.7%
   Chase Manhattan
       8.000%, 06/15/99                200         203
   Ford Motor Credit
       6.750%, 05/15/05                100         106
   General Motors Acceptance
       6.625%, 10/01/02                200         207
       5.750%, 11/10/03                425         427
   Safeco
       6.875%, 07/15/07                410         424
                                                ------
                                                 1,367
                                                ------
  INDUSTRIAL -- 3.7%
   Burlington North
       9.250%, 10/01/06                250         304
   Ford Motor
       7.250%, 10/01/08                250         275
   H.J. Heinz
       6.000%, 03/15/08                500         519
   Sears Roebuck
       6.250%, 01/15/04                500         514
   Trans-Canada Pipelines, YB
       9.125%, 04/20/06                250         291
                                                ------
                                                 1,903
                                                ------


--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)VALUE (000)
--------------------------------------------------------------------------------

  INSURANCE -- 2.0%
   Prudential
       6.375%, 07/23/06             $1,000  $    1,009
                                                ------
TOTAL CORPORATE OBLIGATIONS
   (Cost $4,154)                                 4,279
                                                ------

ASSET-BACKED SECURITIES -- 3.2%
   PNC Student Loan Trust I,
      Series 1997-2, Class A6
       6.572%, 01/25/04                600         625
   Sears Credit Account Master
      Trust, Series 1996-4, Class A
       6.450%, 10/16/06                500         510
   Sears Credit Account Master
      Trust, Series 1997-1, Class A
       6.200%, 07/16/07                500         506
                                                ------
TOTAL ASSET-BACKED SECURITIES
   (Cost $1,594)                                 1,641
                                                ------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.3%
   Federal National
      Mortgage Association
       5.750%, 04/15/03                500         516
       6.500%, 03/01/11                437         443
       6.500%, 05/01/28                964         970
   Federal National Mortgage
      Association, MTN
       7.070%, 06/25/01                500         505
       7.240%, 01/04/07                500         510
   Private Export Funding
      Corporation
       8.400%, 07/31/01                 25          27
   Tennessee Valley Authority
      Principal STRIPS (A)
       7.813%, 04/15/42                500         243
                                                ------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $3,085)                                 3,214
                                                ------

AS OF NOVEMBER 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 ASSET ALLOCATION FUND (CONCLUDED)
DESCRIPTION                      PAR (000)VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 10.3%
   Dean Witter
      5.13%, dated 11/30/98, matures
      12/01/98, repurchase price
      $5,265,112 (collateralized
      by U.S. Treasury Instruments:
      total market value
      $5,369,661) (B)               $5,264  $    5,264
                                                ------
TOTAL REPURCHASE AGREEMENT
   (Cost $5,264)                                 5,264
                                                ------
TOTAL INVESTMENTS -- 99.5%
   (Cost $43,669)                               50,792
                                                ------
OTHER ASSETS AND LIABILITIES,
   NET-- 0.5%                                      238
                                                ------


--------------------------------------------------------------------------------
DESCRIPTION                               VALUE (000)
--------------------------------------------------------------------------------


NET ASSETS:
Capital Shares (unlimited
   authorization -- no par
   value) based on 3,358,506
   outstanding shares of beneficial interest $  41,452
Undistributed net investment income                293
Accumulated net realized
   gain on investments                           2,162
Net unrealized appreciation on investments       7,123
                                                ------
TOTAL NET ASSETS-- 100.0%                     $ 51,030
                                                ======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                   $15.19
                                                ======

* NON-INCOME PRODUCING SECURITY
(A) ZERO COUPON SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE RATE AS OF NOVEMBER 30, 1998.
(B) TRI-PARTY REPURCHASE AGREEMENT
ADR--AMERICAN DEPOSITORY RECEIPT
MTN--MEDIUM TERM NOTE
STRIPS--SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES
YB--YANKEE BOND

                                                               BOSTON 1784 FUNDS
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

TECHNOLOGY                          21%
CASH EQUIVALENTS                    5%
CAPITAL GOODS/MACHINERY             2%
CHEMICAL PRODUCTS                   2%
CONSUMER DURABLES                   4%
CONSUMER NON-DURABLES               3%
ENERGY                              8%
ENTERTAINMENT                       2%
ENVIRONMENTAL SERVICES              4%
FINANCIAL SERVICES                  4%
HEALTH CARE                         11%
INSURANCE                           4%
MEDICAL PRODUCTS & SERVICES         10%
OFFICE EQUIPMENT                    2%
RESTAURANTS                         6%
RETAIL                              12%

% OF TOTAL PORTFOLIO INVESTMENTS


--------------------------------------------------------------------------------
DESCRIPTION                         SHARES VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCKS -- 89.8%
  CAPITAL GOODS/MACHINERY -- 1.9%
   General Electric                 80,000  $    7,240
   Hardinge                        164,062       3,127
                                                ------
                                                10,367
                                                ------
  CHEMICAL PRODUCTS -- 2.1%
   Monsanto                        250,000      11,328
                                                ------
  COMPUTER EQUIPMENT & SERVICES -- 1.7%
   Data General*                   500,000       9,062
                                                ------
  CONSUMER DURABLES -- 4.6%
   Cintas                          250,000      13,750
   Newell                          250,000      11,062
                                                ------
                                                24,812
                                                ------
  CONSUMER NON-DURABLES -- 3.0%
   Coca Cola                       158,112      11,078
   Gillette                        120,000       5,512
                                                ------
                                                16,590
                                                ------


--------------------------------------------------------------------------------
DESCRIPTION                         SHARES VALUE (000)
--------------------------------------------------------------------------------

  ENERGY -- 7.6%
   Conoco, Class A*                200,000  $    4,738
   El Paso Energy                  100,000       3,413
   Enron                           250,000      13,141
   Exxon                           150,000      11,259
   Mobil                           100,000       8,619
                                                ------
                                                41,170
                                                ------
  ENTERTAINMENT -- 2.1%
   Walt Disney                     360,000      11,588
                                                ------
  ENVIRONMENTAL SERVICES -- 3.5%
   Rentokil Initial (UK)         3,000,000      19,297
                                                ------
  FINANCIAL SERVICES -- 3.8%
   Fifth Third Bancorp             150,000       9,956
   Firstar                         150,000      10,987
                                                ------
                                                20,943
                                                ------
  HEALTH CARE -- 11.5%
   Abbott Laboratories             200,000       9,600
   Cardinal Health                 150,000      10,294
   Elan ADR*                       120,000       8,175
   Eli Lilly                       150,000      13,453
   Johnson & Johnson               120,000       9,750
   Pfizer                          100,000      11,163
                                                ------
                                                62,435
                                                ------
  INSURANCE -- 3.7%
   Allstate                        200,000       8,150
   American International Group    125,000      11,750
                                                ------
                                                19,900
                                                ------
  MEDICAL PRODUCTS & SERVICES-- 10.6%
   Baxter International            175,000      11,123
   Boston Scientific*              100,000       4,950
   Guidant                         162,000      13,902
   Medtronic                       200,000      13,538
   Sofamor Danek Group*            125,325      14,013
                                                ------
                                                57,526
                                                ------
  OFFICE EQUIPMENT -- 1.6%
   Xerox                            80,000       8,600
                                                ------

AS OF NOVEMBER 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 GROWTH AND INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION               SHARES/PAR (000)VALUE (000)
--------------------------------------------------------------------------------

  RESTAURANTS -- 6.2%
   J.D. Wetherspoon (UK)         3,525,000   $  12,064
   Outback Steakhouse*              70,000       2,485
   PizzaExpress (UK)             1,381,000      19,475
                                                ------
                                                34,024
                                                ------
  RETAIL -- 12.6%
   Bed Bath & Beyond*              600,000      18,713
   GrandVision (FRA)               300,000       6,725
   Home Depot                      500,000      24,875
   Staples*                        250,000       8,734
   Walgreen                        175,000       9,395
                                                ------
                                                68,442
                                                ------
  TECHNOLOGY -- 13.3%
   Cambridge Technology Partners*  279,000       5,824
   Cisco Systems*                  200,000      15,075
   Intel                           190,000      20,449
   Microsoft*                      220,000      26,840
   Texas Instruments                57,000       4,353
                                                ------
                                                72,541
                                                ------
TOTAL COMMON STOCKS
   (Cost $271,775)                             488,625
                                                ------

PREFERRED STOCKS -- 6.2%
  COMPUTER SOFTWARE & SERVICES -- 6.2%
   SAP (GER)                        65,000      33,841
                                                ------
TOTAL PREFERRED STOCKS
   (Cost $1,637)                                33,841
                                                ------

REPURCHASE AGREEMENTS -- 4.8%
   Dean Witter
      5.13%, dated 11/30/98, matures
      12/01/98, repurchase price
      $15,836,162 (collateralized
      by U.S. Treasury Instruments:
      total market value
      $16,150,620) (A)             $15,834      15,834


--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)VALUE (000)
--------------------------------------------------------------------------------

   Goldman Sachs
      5.20%, dated 11/30/98, matures
      12/01/98, repurchase price
      $10,001,444 (collateralized by
      U.S. Treasury Instruments: total
      market value $10,200,002) (A) $10,000  $  10,000
                                                ------
TOTAL REPURCHASE AGREEMENTS
   (Cost $25,834)                               25,834
                                                ------
TOTAL INVESTMENTS -- 100.8%
   (Cost $299,246)                             548,300
                                               -------
OTHER ASSETS AND LIABILITIES,
   NET-- (0.8%)                                 (4,164)
                                                ------

NET ASSETS:
Capital Shares (unlimited
   authorization -- no par
   value) based on 24,953,736
   outstanding shares of
   beneficial interest                         282,330
Undistributed net investment income                163
Accumulated net realized gain
   on investments                               12,589
Net unrealized appreciation on investments     249,054
                                              --------
TOTAL NET ASSETS-- 100.0%                     $544,136
                                              ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                   $21.81
                                                ======

* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR--AMERICAN DEPOSITORY RECEIPT
FRA--FRENCH EQUITY
GER--GERMAN EQUITY
UK--UNITED KINGDOM EQUITY

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               BOSTON 1784 FUNDS
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 GROWTH FUND
--------------------------------------------------------------------------------

TELECOMMUNICATIONS                  4%
WHOLESALE                           2%
CASH EQUIVALENTS                    6%
CAPITAL GOODS/MACHINERY             3%
COMPUTER EQUIPMENT & SERVICES       10%
CONSUMER DURABLES                   5%
DATA PROCESSING & MANAGEMENT        3%
ENERGY                              4%
ENVIRONMENTAL SERVICES              3%
FINANCIAL SERVICES                  4%
HEALTH CARE                         3%
MEDICAL PRODUCTS & SERVICES         9%
MISCELLANEOUS BUSINESS SERVICES     6%
RESTAURANTS                         10%
RETAIL                              9%
TECHNOLOGY                          17%

% OF TOTAL PORTFOLIO INVESTMENTS


--------------------------------------------------------------------------------
DESCRIPTION                         SHARES VALUE (000)
--------------------------------------------------------------------------------


COMMON STOCKS -- 89.4%
  CAPITAL GOODS/MACHINERY -- 2.2%
   Hardinge                         12,411 $       237
   Manitowoc                       100,000       3,975
                                                ------
                                                 4,212
                                                ------
  CHEMICALS -- 1.8%
   MacDermid                        90,000       3,319
                                                ------
  COMMUNICATIONS EQUIPMENT -- 1.2%
   American Tower,  Class A*       100,000       2,312
                                                ------
  COMPUTER EQUIPMENT & SERVICES-- 3.1%
   Cree Research*                   50,000       1,862
   Data General*                   150,000       2,719
   Emulex*                          43,500       1,223
                                                ------
                                                 5,804
                                                ------
  CONSUMER DURABLES -- 5.3%
   Cintas                          100,000       5,500
   Danaher                         100,000       4,562
                                                ------
                                                10,062
                                                ------


--------------------------------------------------------------------------------
DESCRIPTION                         SHARES VALUE (000)
--------------------------------------------------------------------------------

  DATA PROCESSING & MANAGEMENT-- 3.2%
   Concord EFS*                     75,000  $    2,386
   SCB Computer Technology*        125,000       1,016
   TSI International Software*      70,000       2,555
                                                ------
                                                 5,957
                                                ------
  ENERGY -- 3.1%
   Basin Exploration*              250,000       2,906
   Stone Energy*                   100,000       3,012
                                                ------
                                                 5,918
                                                ------
  ENVIRONMENTAL SERVICES -- 3.4%
   Rentokil Initial (UK)         1,000,000       6,432
                                                ------
  FINANCIAL SERVICES -- 4.3%
   Fifth Third Bancorp              28,000       1,858
   Firstar                          42,600       3,120
   Litchfield Financial            178,500       3,191
                                                ------
                                                 8,169
                                                ------
  HEALTH CARE -- 3.2%
   Biosite Diagnostics*             70,000         586
   Omnicare                        100,000       2,862
   Sabratek*                       150,000       2,531
                                                ------
                                                 5,979
                                                ------
  MEDICAL PRODUCTS & SERVICES-- 9.2%
   Allergan                         30,000       1,826
   Guidant                          12,000       1,030
   Renal Care Group*               100,000       2,688
   Sepracor*                        30,000       2,490
   Sofamor Danek Group*             50,000       5,591
   Steris*                         125,000       3,352
   Symphonix Devices*              100,000         387
                                                ------
                                                17,364
                                                ------
  MISCELLANEOUS BUSINESS SERVICES -- 6.4%
   Aspect Development*             290,000       9,697
   Pierce Leahy*                   100,000       2,463
                                                ------
                                                12,160
                                                ------
  RESTAURANTS -- 10.3%
   J.D. Wetherspoon (UK)         2,500,000       8,556
   PizzaExpress (UK)               779,000      10,985
                                                ------
                                                19,541
                                                ------

AS OF NOVEMBER 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

BOSTON 1784 GROWTH FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                         SHARES VALUE (000)
--------------------------------------------------------------------------------

  RETAIL -- 9.3%
   Bed Bath & Beyond*              421,000   $  13,130
   Fastenal                         55,000       2,269
   GrandVision (FRA)               100,000       2,242
                                                ------
                                                17,641
                                                ------
  TECHNOLOGY -- 17.2%
   Cambridge Technology Partners*  150,000       3,131
   I2 Technologies*                150,000       3,713
   Legato Systems*                  50,000       2,391
   Leitch Technology* (CAN)        150,000       3,431
   QLogic*                         125,000      12,828
   Visio*                          200,000       7,075
                                                ------
                                                32,569
                                                ------
  TELEPHONES & TELECOMMUNICATIONS -- 3.4%
   Global TeleSystems Group*        65,000       2,821
   SkyTel Communications*          175,000       3,653
                                                ------
                                                 6,474
                                                ------
  TELEVISION BROADCASTING -- 0.5%
   Univision Communications,
      Class A*                      36,000       1,008
                                                ------
  UTILITIES -- 0.7%
   AES*                             27,400       1,254
                                                ------
  WHOLESALE -- 1.6%
   Miami Computer Supply*          125,000       2,938
                                                ------
TOTAL COMMON STOCKS
   (Cost $126,828)                             169,113
                                               -------

PREFERRED STOCKS -- 6.9%
  COMPUTER SOFTWARE & SERVICES -- 6.9%
   SAP (GER)                        25,000      13,016
                                                ------
TOTAL PREFERRED STOCKS
   (Cost $9,062)                                13,016
                                                ------


--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)VALUE (000)
--------------------------------------------------------------------------------


REPURCHASE AGREEMENT -- 6.4%
   Dean Witter
      5.13%, dated 11/30/98, matures
      12/01/98, repurchase price
      $12,163,825 (collateralized
      by U.S. Treasury Instruments:
      total market value
      $12,405,361) (A)             $12,162   $  12,162
                                                ------
TOTAL REPURCHASE AGREEMENT
   (Cost $12,162)                               12,162
                                                ------
TOTAL INVESTMENTS -- 102.7%
   (Cost $148,052)                             194,291
                                               -------
OTHER ASSETS AND LIABILITIES,
   NET-- (2.7%)                                 (5,157)
                                                ------

NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 16,750,104 outstanding
   shares of beneficial interest               142,561
Accumulated net investment loss                   (357)
Accumulated net realized
   gain on investments                             691
Net unrealized appreciation on investments      46,239
                                              --------
TOTAL NET ASSETS-- 100.0%                     $189,134
                                              ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                   $11.29
                                                ======

* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
CAN -- CANADIAN EQUITY
FRA -- FRENCH EQUITY
GER -- GERMAN EQUITY
UK -- UNITED KINGDOM EQUITY

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               BOSTON 1784 FUNDS
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

OTHER FAR EAST             1%
NORTH & SOUTH AMERICA      3%
OTHER EUROPE               11%
CASH EQUIVALENTS           4%
FRANCE                     14%
GERMANY                    11%
ITALY                      7%
JAPAN                      10%
NETHERLANDS                9%
SPAIN                      7%
SWITZERLAND                7%
UNITED KINGDOM             16%

% OF TOTAL PORTFOLIO INVESTMENTS


--------------------------------------------------------------------------------
DESCRIPTION                         SHARES VALUE (000)
--------------------------------------------------------------------------------


FOREIGN COMMON STOCKS -- 97.1%
  AUSTRALIA -- 0.0%
   Cable and Wireless Optus*        71,346     $   134
                                                ------
  CANADA -- 1.6%
   George Weston Limited            51,083       1,792
   Hudson's Bay                    220,000       2,591
   Loblaw                          113,000       2,415
                                                ------
Total Canada                                     6,798
                                                ------
  CHINA -- 1.0%
   China Telecom*                2,166,000       4,322
                                                ------
  FINLAND -- 3.5%
   Nokia, Series A                 121,974      11,949
   Orion-Yhtyma, Series B           89,000       2,029
   Sonera Group*                    56,406         810
                                                ------
Total Finland                                   14,788
                                                ------
  FRANCE -- 14.3%
   Atos*                            34,032       7,299
   Axa                              65,036       8,404
   Cap Gemini                       48,889       7,151
   Carrefour                         3,000       2,123
   Elf Aquitane                     35,000       4,363
   Groupe Danone                    27,000       7,880


--------------------------------------------------------------------------------
DESCRIPTION                         SHARES VALUE (000)
--------------------------------------------------------------------------------

   Promodes                          8,829  $    5,773
   Synthelabo                       43,691       9,133
   Total, Series B                  35,000       4,338
   Vivendi                          18,000       4,070
                                                ------
Total France                                    60,534
                                                ------
  GERMANY-- 10.7%
   Allianz                          17,947       6,460
   Bayerische Vereinsbank           42,000       3,635
   DePfa Bank                       54,711       4,516
   Mannesmann                       65,000       7,033
   Muenchener Rueckversicherung     14,900       6,853
   RWE                              80,000       4,233
   SAP                              18,442       8,351
   Volkswagen                       53,000       4,312
                                                ------
Total Germany                                   45,393
                                                ------
  GREECE -- 1.1%
   Hellenic Telecom
      Organization ADR*            370,000       4,486
                                                ------
  IRELAND -- 2.0%
   Bank of Ireland                 250,000       5,121
   CBT Group ADR*                   88,000         924
   CRH                             160,000       2,423
                                                ------
Total Ireland                                    8,468
                                                ------
  ITALY -- 6.8%
   Credito Italiano              1,259,453       7,162
   INA                           2,155,000       5,687
   Mediaset                        876,000       6,184
   Telecom Italia                1,084,156       8,787
   Unione Immobiliare*           2,155,000       1,078
                                                ------
Total Italy                                     28,898
                                                ------
  JAPAN-- 9.7%
   Acom                             36,200       2,191
   Fujitsu                         386,000       4,459
   Ibiden                          135,000       1,976
   Kao                             202,000       3,823
   Matsushita Communications       158,000       6,892
   Nintendo                         71,000       6,581
   NTT Data                          1,420       6,206
   NTT Mobile Communication
      Network                          110       4,200

AS OF NOVEMBER 30, 1998
STATEMENT OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
BOSTON 1784 INTERNATIONAL EQUITY FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                         SHARES VALUE (000)
--------------------------------------------------------------------------------


  JAPAN (CONTINUED)
   Shinko Electric Industries       58,400  $    2,182
   Takefuji                         36,000       2,457
                                                ------
Total Japan                                     40,967
                                                ------
  MEXICO -- 1.2%
   Coca-Cola Femsa ADR             219,000       3,258
   Telefonos de Mexico ADR,
      Series L                      40,500       1,886
                                                ------
Total Mexico                                     5,144
                                                ------
  NETHERLANDS -- 9.2%
   Ahold                           205,423       7,124
   Benckiser, Series B              61,000       3,605
   Getronics                       249,315      10,902
   Hunter Douglas                   86,019       2,961
   Numico                          148,370       6,403
   Nutreco Holding                  65,220       2,559
   Randstad Holding                 101,302      5,262
                                                ------
Total Netherlands                               38,816
                                                ------
  NORWAY -- 0.6%
   Tomra Systems                    91,122       2,661
                                                ------
  POLAND -- 0.0%
   Mostostal-Export                  2,740           3
                                                ------
  PORTUGAL -- 2.4%
   Banco Comercial Portugues       231,372       7,051
   Electricidade de Portugal       136,542       3,025
                                                ------
Total Portugal                                  10,076
                                                ------
  SPAIN -- 6.9%
   Banco Central
      Hispanoamericano             388,875       4,474
   Centros Comerciales
      Continente                   233,000       7,589
   Gas Natural SGD                  50,000       4,213
   Iberdrola                       382,000       6,327
   Telefonica de Espana            144,910       6,809
                                                ------
Total Spain                                     29,412
                                                ------

--------------------------------------------------------------------------------
DESCRIPTION                         SHARES VALUE (000)
--------------------------------------------------------------------------------

  SWEDEN -- 2.9%
   Astra, Series A                243,000    $  4,451
   Electrolux, Series B           285,235       4,348
   Nordbanken Holding             567,000       3,589
                                               ------
Total Sweden                                   12,388
                                               ------
  SWITZERLAND -- 6.8%
   Novartis-Registered              6,130      11,508
   Roche Holding-Genusscheine       1,220      14,336
   Swisscom-Registered*             9,610       3,236
                                               ------
Total Switzerland                              29,080
                                               ------
  TAIWAN -- 0.3%
   ASE Test*                       43,700       1,338
                                                -----
  UNITED KINGDOM-- 15.6%
   Allied Zurich*                  620,000      8,845
   Bank of Scotland                433,276      4,788
   Boots Company                   133,000      2,156
   British Telecom                 455,000      6,233
   Glaxo Wellcome                  338,276     10,696
   Hanson                          600,000      4,453
   Railtrack Group                 139,172      3,817
   Scottish Hydro-Electric         272,723      3,158
   Sema Group                       94,809        774
   Smithkline Beecham              637,392      7,822
   Vodafone Group                  223,000      3,292
   Zeneca Group                    251,000     10,432
                                               ------
Total United Kingdom                           66,466
                                               ------
  UNITED STATES -- 0.5%
   Global TeleSystems Group*        51,200      2,222
                                                -----
TOTAL FOREIGN COMMON STOCKS
   (Cost $328,536)                            412,394
                                              -------

                                                             BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
DESCRIPTION                      PAR (000)VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.7%
   Dean Witter
      5.13%, dated 11/30/98, matures
      12/01/98, repurchase price
      $15,761,562 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $16,074,538) (A)                $15,759  $15,759
                                                ------
TOTAL REPURCHASE AGREEMENT
   (Cost $15,759)                               15,759
                                                ------
TOTAL INVESTMENTS -- 100.8%
   (Cost $344,295)                             428,153
                                               -------
OTHER ASSETS AND LIABILITIES,
   NET-- (0.8%)                                 (3,218)
                                                ------


--------------------------------------------------------------------------------
DESCRIPTION                               VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Capital Shares (unlimited
   authorization -- no par
   value) based on 33,580,641
   outstanding shares of beneficial interest  $355,970
Undistributed net investment income                426
Accumulated net realized
   loss on investments                         (12,847)
Net unrealized appreciation
   on investments                               83,858
Net unrealized depreciation on
   forward foreign currency contracts,
   foreign currency and translation
   of other assets and liabilities in
   foreign currency                             (2,472)
                                              --------
TOTAL NET ASSETS-- 100.0%                     $424,935
                                              ========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                   $12.65
                                                ======

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) TRI -PARTY REPURCHASE AGREEMENT
ADR--AMERICAN DEPOSITORY RECEIPT

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENTS OF OPERATIONS (000) (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------

for the six month period ended November 30, 1998
                                                                BOSTON                                   BOSTON
                                  BOSTON         BOSTON          1784         BOSTON                      1784
                                   1784           1784           PRIME         1784         BOSTON   U.S. GOVERNMENT
                                 TAX-FREE     U.S. TREASURY      MONEY      SHORT-TERM       1784      MEDIUM-TERM
                               MONEY MARKET   MONEY MARKET      MARKET        INCOME        INCOME       INCOME
                                   FUND           FUND           FUND          FUND          FUND         FUND
===========================================================================================================================
INCOME:
  INTEREST INCOME               $19,085         $10,182        $4,155         $5,738       $11,836        $8,092
  DIVIDEND INCOME                    --              --            --             --            --            --
  LESS: FOREIGN TAXES WITHHELD       --              --            --             --            --            --
                                -------         -------       -------      ---------     ---------       -------
    TOTAL INCOME                 19,085          10,182         4,155          5,738        11,836         8,092
                                -------         -------       -------      ---------     ---------       -------
EXPENSES:
  INVESTMENT ADVISORY FEES        2,136             760           299            478         1,429           986
  LESS: WAIVER OF INVESTMENT
    ADVISORY FEES                    --            (139)          (50)            --          (126)          (92)
  ADMINISTRATOR FEES                359             128            50             64           130            90
  SHAREHOLDER SERVICING FEES         --             190            75             --            --            --
  12B-1 FEES                         --              --            --            239           483           333
  LESS: WAIVER OF 12B-1 FEES         --              --            --           (239)         (483)         (333)
  TRANSFER AGENT FEES & EXPENSES     64             199            73             30            31            22
  REGISTRATION FEES                  63              18             8              9            18            16
  TRUSTEE FEES                       12               4             2              2             5             3
  PRINTING                           32              11             4              6            12             8
  AMORTIZATION OF DEFERRED
    ORGANIZATIONAL COSTS             --              --            --             --            --            --
  PROFESSIONAL FEES                  56              20             7             12            21            13
  CUSTODIAN FEES                     34              25            15             12            18            14
  OTHER EXPENSES                     15              19             2              3             7             5
                                -------         -------       -------      ---------     ---------       -------
    TOTAL EXPENSES, NET OF
      WAIVERS                     2,771           1,235           485            616         1,545         1,065
                                -------         -------       -------      ---------     ---------       -------
NET INVESTMENT INCOME (LOSS)     16,314           8,947         3,670          5,122        10,291         7,027
                                -------         -------       -------      ---------     ---------       -------
  NET REALIZED GAIN (LOSS) ON
    INVESTMENTS                       --              5            (1)           401         2,254           321
  NET REALIZED GAIN (LOSS) FROM
    FORWARD FOREIGN CURRENCY
    CONTRACTS AND FOREIGN
    CURRENCY TRANSACTIONS            --              --            --             --            --            --
  NET CHANGE IN UNREALIZED
    APPRECIATION ON INVESTMENTS      --              --            --          1,000         5,356         6,098
  NET CHANGE IN UNREALIZED
    DEPRECIATION ON FORWARD FOREIGN
    CURRENCY CONTRACTS, FOREIGN
    CURRENCIES AND TRANSLATION OF
    OTHER ASSETS AND LIABILITIES
    IN FOREIGN CURRENCY              --              --            --             --            --            --
                                -------         -------       -------      ---------     ---------       -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY               --               5            (1)         1,401         7,610         6,419
                                -------         -------       -------      ---------     ---------       -------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                    $16,314          $8,952        $3,669         $6,523       $17,901       $13,446
                                =======         =======       =======      =========     =========       =======

                                       64

                                                                                                         BOSTON 1784 FUNDS
---------------------------------------------------------------------------------------------------------------------------

     BOSTON        BOSTON       BOSTON       BOSTON       BOSTON
      1784          1784         1784         1784         1784        BOSTON     BOSTON                BOSTON
   TAX-EXEMPT    CONNECTICUT    FLORIDA   MASSACHUSETTS RHODE ISLAND     1784       1784      BOSTON      1784
   MEDIUM-TERM   TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT      ASSET   GROWTH AND    1784   INTERNATIONAL
     INCOME        INCOME       INCOME       INCOME       INCOME     ALLOCATION   INCOME     GROWTH     EQUITY
      FUND          FUND         FUND         FUND         FUND         FUND       FUND       FUND       FUND
===========================================================================================================================
   $8,151         $4,144       $1,402        $5,640       $2,136     $   792   $  1,461   $    371  $   2,225
       --             --           --            --           --         111      1,932        260        536
       --             --           --            --           --          --        (48)        (8)       (28)
  -------        -------      -------       -------      -------     -------    -------   --------   --------
    8,151          4,144        1,402         5,640        2,136         903      3,345        623      2,733
  -------        -------      -------       -------      -------     -------    -------   --------   --------

    1,163            586          203           808          299         186      1,995        771      2,204
      (97)           (60)         (30)          (80)         (37)         --         --         --         --
      106             53           18            73           27          17        181         70        148
       --             --           --            --           --          --         --         --         --
      393            198           68           273          101          63        674        260        551
     (393)          (198)         (68)         (273)        (101)        (63)      (674)      (260)      (551)
       22             20            8            25           15          23        109         58         36
       14              8            2            10            5           2         26         10         23
        4              2            1             3            1           1          7          3          6
        9              4            1             6            2           1         17          8         15

       --             --            7            --           --          --         --          2         --
       16              8            3            11            4           3         31         13         25
       15              9            5            12            6           8         70         40        267
        6              3            1             6            1           1         10         --          9
  -------        -------      -------       -------      -------     -------    -------   --------   --------
    1,258            633          219           874          323         242      2,446        975      2,733
  -------        -------      -------       -------      -------     -------    -------   --------   --------
    6,893          3,511        1,183         4,766        1,813         661        899       (352)        --
  -------        -------      -------       -------      -------     -------    -------   --------   --------
    3,786            264          331           700          583       1,163     10,798     (5,639)   (14,144)


       --             --           --            --           --          --         (7)        (4)     1,453

      816          2,013          500         1,851          255      (1,097)    (9,397)   (24,648)   (17,764)




       --             --           --            --           --          --         --         --     (4,471)
  -------        -------      -------       -------      -------     -------    -------   --------   --------

    4,602          2,277          831         2,551          838          66      1,394    (30,291)   (34,926)
  -------        -------      -------       -------      -------     -------    -------   --------   --------

  $11,495         $5,788       $2,014        $7,317       $2,651     $   727   $  2,293   $(30,643)  $(34,926)
  =======        =======      =======       =======      =======     =======    =======   ========   ========

       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENTS OF CHANGES IN NET ASSETS (000)
---------------------------------------------------------------------------------------------------------------------------
for the period ended November 30, 1998 (unaudited) and the period ended may 31, 1998

                                            BOSTON             BOSTON              BOSTON            BOSTON
                                             1784               1784                1784              1784
                                           TAX-FREE         U.S. TREASURY           PRIME          SHORT-TERM
                                         MONEY MARKET       MONEY MARKET        MONEY MARKET         INCOME
                                             FUND               FUND                FUND              FUND
===========================================================================================================================

                                        6/1/98   6/1/97    6/1/98   6/1/97    6/1/98   6/1/97   6/1/98   6/1/97
                                          TO       TO        TO       TO        TO       TO       TO       TO
                                       11/30/98  5/31/98  11/30/98  5/31/98  11/30/98  5/31/98 11/30/98  5/31/98
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  NET INVESTMENT INCOME           $    16,314   $  31,912   $ 8,947 $ 18,222$   3,670 $   6,157  $ 5,122   $10,879
  NET REALIZED GAIN (LOSS) ON
   INVESTMENTS                             --         (11)        5        3       (1)       (1)     401       837
  NET CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS                          --          --        --       --       --        --    1,000     1,278
                                       ------     -------  --------  -------  -------   ------- --------   -------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                    16,314      31,901     8,952   18,225    3,669     6,156    6,523    12,994
                                       ------     -------  --------  -------  -------   ------- --------   -------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  NET INVESTMENT INCOME               (16,314)    (31,912)   (8,947) (18,208)  (3,670)   (6,157)  (5,120)  (10,880)
  REALIZED CAPITAL GAINS                   --          --        --      (14)      --        --       --        --
                                       ------     -------  --------  -------  -------   ------- --------   -------
  TOTAL DISTRIBUTIONS                 (16,314)    (31,912)   (8,947) (18,222)  (3,670)   (6,157)  (5,120)  (10,880)
                                       ------     -------  --------  -------  -------   ------- --------   -------
SHARE TRANSACTIONS:
  VALUE FROM SHARES ISSUED IN
   CONNECTION WITH ACQUISITION OF
   COMMON TRUST FUND ASSETS                --          --        --       --       --        --       --        --
  PROCEEDS FROM SHARES ISSUED         786,074   1,710,272   458,988  731,609  146,060   334,675   19,289    47,498
  REINVESTMENT OF CASH DISTRIBUTIONS    2,024       5,475     7,355   17,633    2,457     3,939    2,578     6,500
  COST OF SHARES REDEEMED            (731,721) (1,553,624) (455,082)(766,882)(115,725) (334,124) (35,509)  (52,889)
                                       ------     -------  --------  -------  -------   ------- --------   -------
INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS              56,377     162,123    11,261  (17,640)  32,792     4,490  (13,642)    1,109
                                       ------     -------  --------  -------  -------   ------- --------   -------
  TOTAL INCREASE (DECREASE) IN NET
    ASSETS                             56,377     162,112    11,266  (17,637)  32,791     4,489  (12,239)    3,223

NET ASSETS:
  BEGINNING OF PERIOD               1,007,724     845,612   372,657  390,294  127,588   123,099  197,256   194,033
                                       ------     -------  --------  -------  -------   ------- --------   -------
NET ASSETS:
  END OF PERIOD                    $1,064,101  $1,007,724  $383,923 $372,657 $160,379  $127,588 $185,017  $197,256
                                       ======     =======  ========  =======  =======   ======= ========   =======

CAPITAL SHARE TRANSACTIONS:
  SHARES ISSUED IN CONNECTION WITH
   ACQUISITION OF COMMON TRUST
   FUND ASSETS                             --          --        --       --       --        --       --        --
  SHARES ISSUED                       786,074   1,710,272   458,988  731,609  146,060   334,675    1,900     4,714
  SHARES ISSUED IN LIEU OF CASH
    DISTRIBUTIONS                       2,024       5,475     7,355   17,631    2,457     3,939      254       645
  SHARES REDEEMED                    (731,721) (1,553,624) (455,082)(766,882)(115,725) (334,124)  (3,499)   (5,251)
                                       ------     -------  --------  -------  -------   ------- --------   -------
  NET INCREASE (DECREASE) IN CAPITAL
    SHARES                             56,377     162,123    11,261  (17,642)  32,792     4,490   (1,345)      108
                                       ======     =======  ========  =======  =======   ======= ========   =======

(1)BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND COMMENCED OPERATIONS ON JUNE 30, 1997.

                                                                                                   BOSTON 1784 FUNDS
----------------------------------------------------------------------------------------------------------------------------


                        BOSTON             BOSTON             BOSTON              BOSTON           BOSTON
                         1784               1784               1784                1784             1784
      BOSTON        U.S. GOVERNMENT      TAX-EXEMPT         CONNECTICUT           FLORIDA       MASSACHUSETTS
       1784           MEDIUM-TERM        MEDIUM-TERM        TAX-EXEMPT          TAX-EXEMPT       TAX-EXEMPT
      INCOME            INCOME             INCOME             INCOME              INCOME           INCOME
       FUND              FUND               FUND               FUND                FUND             FUND
============================================================================================================================

    6/1/98      6/1/97     6/1/98     6/1/97    6/1/98   6/1/97    6/1/98   6/1/97    6/1/98    6/30/97      6/1/98  6/1/97
       TO         TO         TO         TO        TO       TO        TO       TO        TO        TO          TO       TO
  11/30/98     5/31/98   11/30/98    5/31/98  11/30/98  5/31/98  11/30/98  5/31/98  11/30/98    5/31/98(1)  11/30/98 5/31/98
----------------------------------------------------------------------------------------------------------------------------
$  10,291    $  21,734   $   7,027  $ 13,560  $  6,893  $ 12,959 $  3,511  $ 5,476 $   1,183  $  2,029  $ 4,766   $ 8,072
    2,254        3,216         321       643     3,786     4,330      264      905       331       510      700       159

    5,356        5,632       6,098     4,799       816     7,040    2,013    3,929       500       924    1,851     6,487
---------    ---------   ---------  --------  --------  -------- -------- --------  --------   ------- --------  --------
   17,901       30,582      13,446    19,002    11,495    24,329    5,788   10,310     2,014     3,463    7,317    14,718
---------    ---------   ---------  --------  --------  -------- -------- --------  --------   ------- --------  --------


  (10,291)     (21,861)     (7,047)  (13,561)   (6,893)  (12,959)  (3,511)  (5,476)   (1,183)   (2,029)  (4,766)   (8,072)
       --           --          --        --        --    (2,598)      --     (193)       --       (86)      --        --
---------    ---------   ---------  --------  --------  -------- -------- --------  --------   ------- --------  --------
  (10,291)     (21,861)     (7,047)  (13,561)   (6,893)  (15,557)  (3,511)  (5,669)   (1,183)   (2,115)  (4,766)   (8,072)
---------    ---------   ---------  --------  --------  -------- -------- --------  --------   ------- --------  --------


       --           --          --        --        --        --       --       --        --    41,223       --        --
   27,179       97,384      30,923    66,378    30,901    69,083   31,262   48,673     6,793    12,935   37,124    82,919
    1,720        4,251         530     1,330       261     2,973      543    1,144         8        91    1,157     2,261
  (56,880)     (52,578)    (15,403)  (29,571)  (18,220)  (27,776)  (7,760) (15,455)   (2,104)   (3,804) (13,889)  (33,148)
---------    ---------   ---------  --------  --------  -------- -------- --------  --------   ------- --------  --------

  (27,981)      49,057      16,050    38,137    12,942    44,280   24,045   34,362     4,697    50,445   24,392    52,032
---------    ---------   ---------  --------  --------  -------- -------- --------  --------   ------- --------  --------
  (20,371)      57,778      22,449    43,578    17,544    53,052   26,322   39,003     5,528    51,793   26,943    58,678


  392,556      334,778     252,719   209,141   303,578   250,526  142,107  103,104    51,793        --  206,137   147,459
---------    ---------   ---------  --------  --------  -------- -------- --------  --------   ------- --------  --------

 $372,185     $392,556    $275,168  $252,719  $321,122  $303,578 $168,429 $142,107   $57,321   $51,793 $233,080  $206,137
=========    =========   =========  ========  ========  ======== ======== ========  ========   ======= ========  ========


       --           --          --        --        --        --       --       --        --     4,122       --        --
    2,621        9,526       3,182     6,957     2,920     6,620    2,882    4,557       654     1,269    3,541     8,043
      165          415          54       139        25       287       50      107         1         9      110       219
   (5,479)      (5,145)     (1,582)   (3,093)   (1,720)   (2,663)    (714)  (1,449)     (203)     (372)  (1,327)   (3,213)
---------    ---------   ---------  --------  --------  -------- -------- --------  --------   ------- --------  --------
   (2,693)       4,796       1,654     4,003     1,225     4,244    2,218    3,215       452     5,028    2,324     5,049
=========    =========   =========  ========  ========  ======== ======== ========  ========   ======= ========  ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
for the period ended November 30, 1998 (unaudited) and the period ended may 31, 1998

                                               BOSTON
                                                1784              BOSTON            BOSTON                           BOSTON
                                            RHODE ISLAND           1784              1784             BOSTON           1784
                                             TAX-EXEMPT            ASSET           GROWTH AND          1784        INTERNATIONAL
                                               INCOME           ALLOCATION           INCOME           GROWTH          EQUITY
                                                FUND               FUND               FUND             FUND            FUND
====================================================================================================================================

                                               6/1/98  6/1/97   6/1/98  6/1/97   6/1/98  6/1/97   6/1/98  6/1/97   6/1/98   6/1/97
                                                 TO      TO      TO      TO       TO      TO       TO      TO        TO       TO
                                             11/30/98 5/31/98  11/30/98 5/31/98 11/30/98 5/31/98 11/30/98 5/31/98  11/30/98 5/31/98
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  NET INVESTMENT INCOME (LOSS)             $ 1,813  $ 2,992  $  661  $1,143    $ 899  $ 1,853    $ (352)  $ (986) $     --   $  172
  NET REALIZED GAIN (LOSS) ON INVESTMENTS      583      133   1,163   2,239   10,798    3,027    (5,639)  10,066   (14,144)   2,006
  NET REALIZED GAIN (LOSS) FROM FORWARD
   FOREIGN CURRENCY CONTRACTS AND FOREIGN
   CURRENCY TRANSACTIONS                        --       --      --      --       (7)      --        (4)      --     1,453   (1,046)
  NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON INVESTMENTS               255    1,822  (1,097)  4,325   (9,397) 116,058   (24,648)  23,681   (17,764)  21,711
  NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON FOREIGN FORWARD
   CURRENCY CONTRACTS, FOREIGN CURRENCIES
   AND TRANSLATION OF OTHER ASSETS AND
   LIABILITIES IN FOREIGN CURRENCY              --       --      --      --       --       --        --       --    (4,471)   1,965
                                          --------  ------- ------- ------- -------- --------  -------- -------- --------- --------
  NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 2,651    4,947     727   7,707    2,293  120,938   (30,643)  32,761   (34,926)  24,808
                                          --------  ------- ------- ------- -------- --------  -------- -------- --------- --------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  NET INVESTMENT INCOME                     (1,813)  (2,992)   (663) (1,113)    (729)  (2,391)       --       --        --   (5,351)
  REALIZED CAPITAL GAINS                        --     (230)     --  (1,519)      --   (9,315)       --  (17,945)       --   (5,264)
                                          --------  ------- ------- ------- -------- --------  -------- -------- --------- --------
  TOTAL DISTRIBUTIONS                       (1,813)  (3,222)   (663) (2,632)    (729) (11,706)       --  (17,945)       --  (10,615)
                                          --------  ------- ------- ------- -------- --------  -------- -------- --------- --------
SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES ISSUED               16,137   26,731   6,421  18,164  127,623  174,666    99,798  147,413   153,383  188,204
  REINVESTMENT OF CASH DISTRIBUTIONS           256      686     615   2,550      353    9,909        --   14,178        --    4,260
  COST OF SHARES REDEEMED                   (5,767)  (6,097) (6,353)(11,028)(139,401)(197,762) (137,571)(180,344) (163,341)(239,886)
                                          --------  ------- ------- ------- -------- --------  -------- -------- --------- --------
INCREASE (DECREASE) IN
   NET ASSETS FROM
  SHARE TRANSACTIONS                        10,626   21,320     683   9,686  (11,425) (13,187)  (37,773) (18,753)   (9,958) (47,422)
                                          --------  ------- ------- ------- -------- --------  -------- -------- --------- --------
  TOTAL INCREASE (DECREASE)
   IN NET ASSETS                            11,464   23,045     747  14,761   (9,861)  96,045   (68,416)  (3,937)  (44,884) (33,229)

NET ASSETS:
  BEGINNING OF PERIOD                       76,797   53,752  50,283  35,522  553,997  457,952   257,550  261,487   469,819  503,048
                                          --------  ------- ------- ------- -------- --------  -------- -------- --------- --------
NET ASSETS:
  END OF PERIOD                            $88,261  $76,797 $51,030 $50,283 $544,136 $553,997  $189,134 $257,550 $ 424,935 $469,819
                                          ========  ======= ======= ======= ======== ========  ======== ======== ========= ========

CAPITAL SHARE TRANSACTIONS:
  SHARES ISSUED                              1,508    2,532     428   1,246    6,065    8,883     9,082   11,199    12,244   14,285
  SHARES ISSUED IN LIEU OF
   CASH DISTRIBUTIONS                           24       65      41     178       17      516        --    1,107        --      351
  SHARES REDEEMED                             (540)    (578)   (426)   (759)  (6,636) (10,004)  (12,248) (13,815)  (12,974) (18,447)
                                          --------  ------- ------- ------- -------- --------  -------- -------- --------- --------
  NET INCREASE (DECREASE) IN
   CAPITAL SHARES                              992    2,019      43     665     (554)    (605)   (3,166)  (1,509)     (730)  (3,811)
                                          ========  ======= ======= ======= ======== ========  ======== ======== ========= ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                                                                   BOSTON 1784 FUNDS
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

BOSTON 1784 MONEY MARKET FUNDS
FOR THE PERIOD ENDED NOVEMBER 30, 1998 (UNAUDITED) AND THE PERIODS ENDED MAY 31 OR DECEMBER 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 RATIO     RATIO OF
                             NET                              NET             NET                    RATIO    OF EXPENSES NET INCOME
                            ASSET             DISTRIBUTIONS  ASSET           ASSETS       RATIO      OF NET    TO AVERAGE TO AVERAGE
                            VALUE      NET       FROM NET    VALUE            END      OF EXPENSES   INCOME    NET ASSETS NET ASSETS
                          BEGINNING INVESTMENT INVESTMENT     END    TOTAL  OF PERIOD  TO AVERAGE  TO AVERAGE (EXCLUDING  (EXCLUDING
                          OF PERIOD   INCOME     INCOME    OF PERIOD RETURN   (000)    NET ASSETS  NET ASSETS   WAIVERS)    WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 TAX-FREE MONEY MARKET FUND
  FOR THE SIX MONTH PERIOD
    ENDED NOVEMBER 30, 1998+ $1.00     0.02      (0.02)       $1.00    3.19%  $1,064,101     0.52%     3.05%       0.52%     3.05%
  FOR THE  YEAR ENDED
    MAY 31, 1998             $1.00     0.03      (0.03)       $1.00    3.33%  $1,007,724     0.53%     3.28%       0.53%     3.28%
  FOR THE YEAR ENDED
    MAY 31, 1997             $1.00     0.03      (0.03)       $1.00    3.22%  $  845,612     0.54%     3.17%       0.56%     3.15%
  FOR THE YEAR ENDED
    MAY 31, 1996             $1.00     0.03      (0.03)       $1.00    3.55%  $  549,628     0.54%     3.49%       0.60%     3.43%
  FOR THE YEAR ENDED
    MAY 31, 1995             $1.00     0.03      (0.03)       $1.00    3.29%  $  539,412     0.50%     3.28%       0.61%     3.17%
  FOR THE PERIOD ENDED
    MAY 31, 1994 (1)         $1.00     0.02      (0.02)       $1.00    2.31%* $  407,448     0.27%     2.39%       0.71%     1.95%
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
  FOR THE SIX MONTH PERIOD
    ENDED NOVEMBER 30, 1998+ $1.00     0.02      (0.02)       $1.00    4.92%  $  383,923     0.65%     4.71%       0.72%     4.64%
  FOR THE YEAR ENDED
    MAY 31, 1998             $1.00     0.05      (0.05)       $1.00    5.02%  $  372,657     0.65%     4.91%       0.70%     4.86%
  FOR THE YEAR ENDED
    MAY 31, 1997             $1.00     0.05      (0.05)       $1.00    4.86%  $  390,294     0.64%     4.76%       0.72%     4.68%
  FOR THE YEAR ENDED
    MAY 31, 1996             $1.00     0.05      (0.05)       $1.00    5.16%  $   78,999     0.64%     5.02%       0.75%     4.91%
  FOR THE YEAR ENDED
    MAY 31, 1995             $1.00     0.05      (0.05)       $1.00    4.81%  $   55,068     0.60%     5.13%       0.92%     4.81%
  FOR THE PERIOD ENDED
    MAY 31, 1994 (2)         $1.00     0.03      (0.03)       $1.00    2.64%* $    5,593     0.65%     2.91%       6.42%    (2.86)%
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 PRIME MONEY MARKET FUND
  FOR THE SIX MONTH PERIOD
    ENDED NOVEMBER 30, 1998+ $1.00     0.02      (0.02)       $1.00    5.10%  $  160,379     0.65%     4.92%       0.72%     4.85%
  FOR THE  YEAR ENDED
    MAY 31, 1998             $1.00     0.05      (0.05)       $1.00    5.16%  $  127,588     0.65%     5.05%       0.70%     5.00%
  FOR THE PERIOD ENDED
    MAY 31, 1997 (3)         $1.00     0.02      (0.02)       $1.00    2.07%* $  123,099     0.65%     4.98%       0.75%     4.88%
  FOR THE YEAR ENDED
    DECEMBER 31, 1996        $1.00     0.05      (0.05)       $1.00    5.02%  $   93,229     0.66%     4.85%       0.66%     4.85%
  FOR THE YEAR ENDED
    DECEMBER 31, 1995        $1.00     0.05      (0.05)       $1.00    5.49%  $  156,532     0.62%     5.40%       0.62%     5.40%
  FOR THE YEAR ENDED
    DECEMBER 31, 1994        $1.00     0.04      (0.04)       $1.00    3.75%  $  136,923     0.65%     3.64%       0.69%     3.60%
  FOR THE YEAR ENDED
    DECEMBER 31, 1993        $1.00     0.03      (0.03)       $1.00    2.72%  $  168,909     0.59%     2.68%       0.70%     2.57%
------------------------------------------------------------------------------------------------------------------------------------

+  ALL RATIOS FOR THE PERIOD INCLUDING TOTAL RETURN HAVE BEEN ANNUALIZED.
* RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) BOSTON 1784 TAX-FREE MONEY MARKET FUND COMMENCED OPERATIONS ON JUNE 14, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) BOSTON 1784 U.S. TREASURY MONEY MARKET FUND COMMENCED OPERATIONS ON JUNE 7, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) BOSTON 1784 PRIME MONEY MARKET FUND CHANGED ITS FISCAL YEAR END FROM DECEMBER 31 TO MAY 31. REFLECTS OPERATIONS FOR THE PERIOD FROM JANUARY 1, 1997 TO MAY 31, 1997.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

BOSTON 1784 BOND FUNDS
FOR THE PERIOD ENDED NOVEMBER 30, 1998 (UNAUDITED) AND THE PERIODS ENDED MAY 31 OR DECEMBER 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------

                      NET               REALIZED AND                                NET                NET                   RATIO
                     ASSET               UNREALIZED   DISTRIBUTIONS DISTRIBUTIONS  ASSET             ASSETS      RATIO      OF NET
                     VALUE      NET       GAINS OR      FROM NET        FROM       VALUE               END    OF EXPENSES   INCOME
                   BEGINNING INVESTMENT (LOSSES) ON    INVESTMENT      CAPITAL      END      TOTAL  OF PERIOD  TO AVERAGE TO AVERAGE
                   OF PERIOD  INCOME    INVESTMENTS      INCOME         GAINS    OF PERIOD  RETURN     (000)   NET ASSETS NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 SHORT-TERM INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1998+$10.09     0.27        0.07         (0.27)            --       $10.16    3.42%*  $185,017       0.64%    5.35%
  FOR THE YEAR ENDED
    MAY 31, 1998      $ 9.98     0.57        0.11         (0.57)            --       $10.09    6.98%   $197,256       0.64%    5.67%
  FOR THE YEAR ENDED
    MAY 31, 1997      $ 9.93     0.58        0.05         (0.58)            --       $ 9.98    6.47%   $194,033       0.65%    5.78%
  FOR THE YEAR ENDED
    MAY 31, 1996      $10.09     0.60       (0.12)        (0.60)         (0.04)      $ 9.93    4.87%   $ 86,383       0.63%    5.87%
  FOR THE PERIOD ENDED
    MAY 31, 1995(1)   $10.00     0.56        0.09         (0.56)            --       $10.09    6.74%*  $ 52,581       0.48%    6.31%
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1998+$10.25     0.28        0.20         (0.28)            --       $10.45    4.70%*  $372,185       0.80%    5.33%
  FOR THE YEAR ENDED
    MAY 31, 1998      $ 9.99     0.61        0.26         (0.61)            --       $10.25    8.88%   $392,556       0.80%    5.91%
  FOR THE YEAR ENDED
    MAY 31, 1997      $ 9.90     0.63        0.17         (0.63)         (0.08)      $ 9.99    8.32%   $334,778       0.80%    6.31%
  FOR THE YEAR ENDED
    MAY 31, 1996      $10.39     0.65       (0.37)        (0.65)         (0.12)      $ 9.90    2.64%   $235,022       0.80%    6.17%
  FOR THE PERIOD ENDED
    MAY 31, 1995(1)   $10.00     0.62        0.39         (0.62)            --       $10.39   10.69%*  $196,515       0.55%    7.01%
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1998+$ 9.60     0.26        0.23         (0.26)            --       $ 9.83    5.13%*  $275,168       0.80%    5.28%
  FOR THE YEAR ENDED
    MAY 31, 1998      $ 9.37     0.55        0.23         (0.55)            --       $ 9.60    8.56%   $252,719       0.80%    5.80%
  FOR THE YEAR ENDED
    MAY 31, 1997      $ 9.31     0.59        0.06         (0.59)            --       $ 9.37    7.16%   $209,141       0.79%    6.30%
  FOR THE YEAR ENDED
    MAY 31, 1996      $ 9.57     0.61       (0.26)        (0.61)            --       $ 9.31    3.65%   $167,494       0.80%    6.23%
  FOR THE YEAR ENDED
    MAY 31, 1995      $ 9.36     0.58        0.21         (0.58)            --       $ 9.57    8.79%   $130,081       0.80%    6.24%
  FOR THE PERIOD ENDED
    MAY 31, 1994(2)   $10.00     0.59       (0.64)        (0.59)            --       $ 9.36   (0.65)%* $ 92,387       0.31%    6.08%
------------------------------------------------------------------------------------------------------------------------------------
(CONTINUED)
                                                           -----------------------------------------
                                                               RATIO         RATIO
                                                            OF EXPENSES    NET INCOME
                                                             TO AVERAGE    TO AVERAGE
                                                             NET ASSETS    NET ASSETS    PORTFOLIO
                                                             (EXCLUDING    (EXCLUDING     TURNOVER
                                                              WAIVERS)      WAIVERS)        RATE
----------------------------------------------------------------------------------------------------
BOSTON 1784 SHORT-TERM INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1998+                                          0.89%         5.10%       15.76%
  FOR THE YEAR ENDED
    MAY 31, 1998                                                0.89%         5.42%       83.84%
  FOR THE YEAR ENDED
    MAY 31, 1997                                                0.93%         5.50%      128.11%
  FOR THE YEAR ENDED
    MAY 31, 1996                                                1.06%         5.44%       95.06%
  FOR THE PERIOD ENDED
    MAY 31, 1995(1)                                             1.27%         5.52%       84.54%
---------------------------------------------------------------------------------------------------
BOSTON 1784 INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1998+                                          1.12%         5.01%       24.68%
  FOR THE YEAR ENDED
    MAY 31, 1998                                                1.11%         5.60%       79.09%
  FOR THE YEAR ENDED
    MAY 31, 1997                                                1.15%         5.96%       78.63%
  FOR THE YEAR ENDED
    MAY 31, 1996                                                1.20%         5.77%      100.51%
  FOR THE PERIOD ENDED
    MAY 31, 1995(1)                                             1.23%         6.33%       80.53%
---------------------------------------------------------------------------------------------------
BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1998+                                          1.12%         4.96%       25.86%
  FOR THE YEAR ENDED
    MAY 31, 1998                                                1.12%         5.48%       73.65%
  FOR THE YEAR ENDED
    MAY 31, 1997                                                1.16%         5.93%       98.22%
  FOR THE YEAR ENDED
    MAY 31, 1996                                                1.24%         5.79%      158.66%
  FOR THE YEAR ENDED
    MAY 31, 1995                                                1.27%         5.77%      142.14%
  FOR THE PERIOD ENDED
    MAY 31, 1994(2)                                             1.35%         5.04%      144.77%
---------------------------------------------------------------------------------------------------

+ ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
* RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) BOSTON 1784 SHORT-TERM INCOME FUND AND BOSTON 1784 INCOME FUND COMMENCED OPERATIONS ON JULY 1, 1994. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND COMMENCED OPERATIONS ON JUNE 7, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                                                                   BOSTON 1784 FUNDS
------------------------------------------------------------------------------------------------------------------------------------

BOSTON 1784 TAX-EXEMPT INCOME FUNDS
FOR THE PERIOD ENDED NOVEMBER 30, 1998 (UNAUDITED) AND THE PERIODS ENDED MAY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------

                      NET               REALIZED AND                                NET                NET                   RATIO
                     ASSET               UNREALIZED   DISTRIBUTIONS DISTRIBUTIONS  ASSET             ASSETS      RATIO      OF NET
                     VALUE      NET       GAINS OR      FROM NET        FROM       VALUE               END    OF EXPENSES   INCOME
                   BEGINNING INVESTMENT (LOSSES) ON    INVESTMENT      CAPITAL      END      TOTAL  OF PERIOD  TO AVERAGE TO AVERAGE
                   OF PERIOD  INCOME    INVESTMENTS      INCOME         GAINS    OF PERIOD  RETURN     (000)   NET ASSETS NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1998+$10.52     0.23        0.16         (0.23)            --       $10.68    3.77%*  $321,122       0.80%    4.38%
  FOR THE YEAR ENDED
    MAY 31, 1998      $10.18     0.48        0.44         (0.48)         (0.10)      $10.52    9.24%   $303,578       0.80%    4.62%
  FOR THE YEAR ENDED
    MAY 31, 1997      $ 9.99     0.50        0.19         (0.50)            --       $10.18    7.74%   $250,526       0.80%    4.92%
  FOR THE YEAR ENDED
    MAY 31, 1996      $10.14     0.51       (0.09)        (0.51)         (0.06)      $ 9.99    4.31%   $196,787       0.79%    4.90%
  FOR THE YEAR ENDED
    MAY 31, 1995      $ 9.90     0.48        0.24         (0.48)            --       $10.14   7.58%    $176,345       0.80%    5.02%
  FOR THE PERIOD ENDED
    MAY 31, 1994(1)   $10.00     0.49       (0.10)        (0.49)            --       $ 9.90   3.93%*   $ 36,365       0.32%    5.06%
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1998+$10.81     0.24        0.15         (0.24)            --       $10.96   3.66%*   $168,429       0.80%    4.44%
  FOR THE YEAR ENDED
    MAY 31, 1998      $10.38     0.50        0.45         (0.50)         (0.02)      $10.81   9.29%    $142,107       0.80%    4.66%
  FOR THE YEAR ENDED
    MAY 31, 1997      $10.17     0.51        0.21         (0.51)            --       $10.38   7.26%    $103,104       0.76%    4.94%
  FOR THE YEAR ENDED
    MAY 31, 1996      $10.27     0.53       (0.10)        (0.53)            --       $10.17   4.20%    $ 81,441       0.75%    5.02%
  FOR THE PERIOD ENDED
    MAY 31, 1995(2)   $10.00     0.45        0.27         (0.45)            --       $10.27   7.45%*   $ 61,369       0.52%    5.44%
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1998+$10.30     0.22        0.16         (0.22)            --       $10.46   3.77%*   $ 57,321       0.80%    4.32%
  FOR THE PERIOD ENDED
    MAY 31, 1998(3)   $10.00     0.43        0.32         (0.43)         (0.02)      $10.30  7.63%*    $ 51,793       0.80%    4.59%
------------------------------------------------------------------------------------------------------------------------------------
(CONTINUED)

                                                      ---------------------------------
                                                         RATIO       RATIO
                                                      OF EXPENSES  NET INCOME
                                                       TO AVERAGE  TO AVERAGE
                                                       NET ASSETS  NET ASSETS PORTFOLIO
                                                       (EXCLUDING  (EXCLUDING  TURNOVER
                                                        WAIVERS)    WAIVERS)     RATE
---------------------------------------------------------------------------------------

BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1998+                                     1.11%     4.07%   19.37%
  FOR THE YEAR ENDED
    MAY 31, 1998                                           1.12%     4.30%   34.06%
  FOR THE YEAR ENDED
    MAY 31, 1997                                           1.17%     4.55%   33.24%
  FOR THE YEAR ENDED
    MAY 31, 1996                                           1.21%     4.48%   37.35%
  FOR THE YEAR ENDED
    MAY 31, 1995                                           1.26%     4.56%   74.74%
  FOR THE PERIOD ENDED
    MAY 31, 1994(1)                                        1.61%     3.77%   98.83%
---------------------------------------------------------------------------------------
BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1998+                                     1.13%     4.11%    2.82%
  FOR THE YEAR ENDED
    MAY 31, 1998                                           1.14%     4.32%   16.81%
  FOR THE YEAR ENDED
    MAY 31, 1997                                           1.17%     4.53%    4.28%
  FOR THE YEAR ENDED
    MAY 31, 1996                                           1.29%     4.48%   20.41%
  FOR THE PERIOD ENDED
    MAY 31, 1995(2)                                        1.40%     4.56%   35.56%
--------------------------------------------------------------------------------------
BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1998+                                     1.16%     3.96%   11.18%
  FOR THE PERIOD ENDED
    MAY 31, 1998(3)                                        1.19%     4.20%   21.35%
--------------------------------------------------------------------------------------

+ ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
* RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND COMMENCED OPERATIONS ON
JUNE 14, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND COMMENCED OPERATIONS ON AUGUST 1, 1994. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND COMMENCED OPERATIONS ON JUNE 30, 1997. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 TAX-EXEMPT INCOME FUNDS (CONTINUED)
FOR THE PERIOD ENDED NOVEMBER 30, 1998 (UNAUDITED) AND THE PERIODS ENDED MAY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------

                      NET               REALIZED AND                                NET                NET                   RATIO
                     ASSET               UNREALIZED   DISTRIBUTIONS DISTRIBUTIONS  ASSET             ASSETS      RATIO      OF NET
                     VALUE      NET       GAINS OR      FROM NET        FROM       VALUE               END    OF EXPENSES   INCOME
                   BEGINNING INVESTMENT (LOSSES) ON    INVESTMENT      CAPITAL      END      TOTAL  OF PERIOD  TO AVERAGE TO AVERAGE
                   OF PERIOD  INCOME    INVESTMENTS      INCOME         GAINS    OF PERIOD  RETURN     (000)   NET ASSETS NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1998+$10.42     0.23        0.12         (0.23)            --       $10.54    3.38%*  $233,080       0.80%    4.36%
  FOR THE YEAR ENDED
    MAY 31, 1998      $10.01     0.47        0.41         (0.47)            --       $10.42    8.91%   $206,137       0.80%    4.54%
  FOR THE YEAR ENDED
    MAY 31, 1997      $ 9.78     0.47        0.23         (0.47)            --       $10.01    7.30%   $147,459       0.79%    4.74%
  FOR THE YEAR ENDED
    MAY 31, 1996      $ 9.90     0.48       (0.12)        (0.48)            --       $ 9.78    3.64%   $106,619       0.80%    4.73%
  FOR THE YEAR ENDED
    MAY 31, 1995      $ 9.81     0.47        0.09         (0.47)            --       $ 9.90    6.00%   $ 82,058       0.80%    4.93%
  FOR THE PERIOD ENDED
    MAY 31, 1994(1)   $10.00     0.50       (0.19)        (0.50)            --       $ 9.81    3.04%*  $ 49,662       0.33%    5.10%
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1998+$10.62     0.24        0.11         (0.24)            --       $10.73    3.32%*  $ 88,261       0.80%    4.48%
  FOR THE YEAR ENDED
    MAY 31, 1998      $10.31     0.49        0.35         (0.49)         (0.04)      $10.62    8.28%   $ 76,797       0.80%    4.64%
  FOR THE YEAR ENDED
    MAY 31, 1997      $10.06     0.50        0.25         (0.50)            --       $10.31    7.61%   $ 53,752       0.79%    4.88%
  FOR THE YEAR ENDED
    MAY 31, 1996      $10.13     0.53       (0.07)        (0.53)            --       $10.06    4.65%   $ 37,904       0.77%    5.16%
  FOR THE PERIOD ENDED
    MAY 31, 1995(2)   $10.00     0.45        0.13         (0.45)            --       $10.13    6.09%*  $ 32,495       0.54%    5.56%
------------------------------------------------------------------------------------------------------------------------------------
(CONTINUED)

                                                                 ---------------------------------
                                                                    RATIO       RATIO
                                                                 OF EXPENSES  NET INCOME
                                                                  TO AVERAGE  TO AVERAGE
                                                                  NET ASSETS  NET ASSETS PORTFOLIO
                                                                  (EXCLUDING  (EXCLUDING  TURNOVER
                                                                   WAIVERS)    WAIVERS)     RATE
--------------------------------------------------------------------------------------------------


BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1998+                                                 1.12%    4.04%    6.62%
  FOR THE YEAR ENDED
    MAY 31, 1998                                                       1.14%    4.20%    6.45%
  FOR THE YEAR ENDED
    MAY 31, 1997                                                       1.18%    4.35%    9.47%
  FOR THE YEAR ENDED
    MAY 31, 1996                                                       1.28%    4.25%   47.00%
  FOR THE YEAR ENDED
    MAY 31, 1995                                                       1.35%    4.38%   34.59%
  FOR THE PERIOD ENDED
    MAY 31, 1994(1)                                                    1.41%    4.02%   13.99%
-------------------------------------------------------------------------------------------------
BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1998+                                                 1.14%    4.14%    8.67%
  FOR THE YEAR ENDED
    MAY 31, 1998                                                       1.16%    4.28%   13.79%
  FOR THE YEAR ENDED
    MAY 31, 1997                                                       1.21%    4.46%    8.18%
  FOR THE YEAR ENDED
    MAY 31, 1996                                                       1.35%    4.58%   19.68%
  FOR THE PERIOD ENDED
    MAY 31, 1995(2)                                                    1.60%    4.50%   57.51%
-------------------------------------------------------------------------------------------------

+ ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
* RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND COMMENCED OPERATIONS ON JUNE 14, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND COMMENCED OPERATIONS ON AUGUST 1, 1994. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                                                                   BOSTON 1784 FUNDS
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 STOCK FUNDS
FOR THE PERIOD ENDED NOVEMBER 30, 1998 (UNAUDITED) AND THE PERIODS ENDED MAY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------

                      NET               REALIZED AND                                NET                NET                   RATIO
                     ASSET      NET      UNREALIZED   DISTRIBUTIONS DISTRIBUTIONS  ASSET             ASSETS      RATIO      OF NET
                     VALUE   INVESTMENT   GAINS OR      FROM NET        FROM       VALUE               END    OF EXPENSES   INCOME
                   BEGINNING  INCOME    (LOSSES) ON    INVESTMENT      CAPITAL      END      TOTAL  OF PERIOD  TO AVERAGE TO AVERAGE
                   OF PERIOD  (LOSS)    INVESTMENTS      INCOME         GAINS    OF PERIOD  RETURN     (000)   NET ASSETS NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 ASSET ALLOCATION FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1998+$15.16    0.20         0.03         (0.20)           --       $15.19    1.54%*  $ 51,030       0.96%    2.63%
  FOR THE YEAR ENDED
    MAY 31, 1998      $13.40    0.37         2.30         (0.38)        (0.53)      $15.16   20.51%   $ 50,283       0.98%    2.66%
  FOR THE YEAR ENDED
    MAY 31, 1997      $12.31    0.34         1.44         (0.33)        (0.36)      $13.40   14.89%   $ 35,522       1.07%    2.87%
  FOR THE YEAR ENDED
    MAY 31, 1996      $10.99    0.31         1.61         (0.31)        (0.29)      $12.31   17.83%   $ 16,831       1.25%    2.86%
  FOR THE YEAR ENDED
    MAY 31, 1995      $ 9.84    0.28         1.15         (0.27)        (0.01)      $10.99   14.84%   $  8,622       1.25%    2.88%
  FOR THE PERIOD ENDED
    MAY 31, 1994(1)   $10.00    0.19        (0.20)        (0.15)        (0.00)      $ 9.84  (0.15%*)  $  6,928       1.25%    2.62%
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 GROWTH AND INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1998+$21.72    0.07         0.05         (0.03)           --       $21.81  0.55%*    $544,136       0.91%    0.33%
  FOR THE YEAR ENDED
    MAY 31, 1998      $17.54    0.07         4.55         (0.09)        (0.35)      $21.72  26.71%    $553,997       0.90%    0.36%
  FOR THE YEAR ENDED
    MAY 31, 1997      $15.23    0.12         2.63         (0.11)        (0.33)      $17.54  18.33%    $457,952       0.92%    0.77%
  FOR THE YEAR ENDED
    MAY 31, 1996      $12.16    0.10         3.08         (0.11)        (0.00)      $15.23  26.32%    $303,463       0.94%    0.78%
  FOR THE YEAR ENDED
    MAY 31, 1995      $10.57    0.11         1.67         (0.10)        (0.09)      $12.16  17.09%    $229,200       0.94%    1.05%
  FOR THE PERIOD ENDED
    MAY 31, 1994(2)   $10.00    0.12         0.56         (0.11)        (0.00)      $10.57   6.80%*   $121,717       0.35%    1.23%
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 GROWTH FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1998+$12.93   (0.03)       (1.61)           --            --       $11.29 (12.68%*)  $189,134       0.94%   (0.34%)
  FOR THE YEAR ENDED
    MAY 31, 1998      $12.20   (0.05)        1.59            --         (0.81)      $12.93  12.64%    $257,550       0.91%   (0.35%)
  FOR THE YEAR ENDED
    MAY 31, 1997      $11.27    0.02         0.96         (0.05)        (0.00)      $12.20   8.77%    $261,487       0.77%    0.17%
  FOR THE PERIOD ENDED
    MAY 31, 1996(3)   $10.00    0.02         1.25         (0.00)        (0.00)      $11.27  12.70%*   $ 46,026       0.20%    1.75%
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INTERNATIONAL EQUITY FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1998+$13.69      --        (1.04)           --            --       $12.65  (7.60%*)  $424,935       1.24%    0.00%
  FOR THE YEAR ENDED
    MAY 31, 1998      $13.20   (0.02)        0.80         (0.15)        (0.14)      $13.69   6.19%    $469,819       1.24%    0.04%
  FOR THE YEAR ENDED
    MAY 31, 1997      $12.05    0.07         1.23         (0.09)        (0.06)      $13.20  10.93%    $503,048       1.27%    0.41%
  FOR THE YEAR ENDED
    MAY 31, 1996      $10.41    0.11         1.85         (0.27)        (0.05)      $12.05  19.08%    $362,460       1.13%    0.76%
  FOR THE PERIOD ENDED
    MAY 31, 1995(4)   $10.00    0.06         0.35         (0.00)        (0.00)      $10.41   4.73%*   $148,439       0.89%    2.06%
------------------------------------------------------------------------------------------------------------------------------------
(CONTINUED)
                                                      ---------------------------------
                                                         RATIO       RATIO
                                                      OF EXPENSES  NET INCOME
                                                       TO AVERAGE  TO AVERAGE
                                                       NET ASSETS  NET ASSETS PORTFOLIO
                                                       (EXCLUDING  (EXCLUDING  TURNOVER
                                                        WAIVERS)    WAIVERS)     RATE
---------------------------------------------------------------------------------------
BOSTON 1784 ASSET ALLOCATION FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1998+                                    1.21%     2.38%     18.41%
  FOR THE YEAR ENDED
    MAY 31, 1998                                          1.23%     2.41%     47.83%
  FOR THE YEAR ENDED
    MAY 31, 1997                                          1.37%     2.57%     23.60%
  FOR THE YEAR ENDED
    MAY 31, 1996                                          1.90%     2.21%     39.56%
  FOR THE YEAR ENDED
    MAY 31, 1995                                          2.51%     1.62%     67.23%
  FOR THE PERIOD ENDED
    MAY 31, 1994(1)                                       3.61%     0.26%     28.19%
---------------------------------------------------------------------------------------
BOSTON 1784 GROWTH AND INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1998+                                    1.16%     0.08%     29.50%
  FOR THE YEAR ENDED
    MAY 31, 1998                                          1.15%     0.11%     39.03%
  FOR THE YEAR ENDED
    MAY 31, 1997                                          1.19%     0.50%     15.35%
  FOR THE YEAR ENDED
    MAY 31, 1996                                          1.24%     0.48%     39.50%
  FOR THE YEAR ENDED
    MAY 31, 1995                                          1.23%     0.76%     38.94%
  FOR THE PERIOD ENDED
    MAY 31, 1994(2)                                       1.36%     0.22%     31.55%
--------------------------------------------------------------------------------------
BOSTON 1784 GROWTH FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1998+                                    1.19%    (0.59%)    25.85%
  FOR THE YEAR ENDED
    MAY 31, 1998                                          1.16%    (0.60%)    48.60%
  FOR THE YEAR ENDED
    MAY 31, 1997                                          1.15%    (0.21%)    57.46%
  FOR THE PERIOD ENDED
    MAY 31, 1996(3)                                       1.73%     0.22%      0.00%
--------------------------------------------------------------------------------------
BOSTON 1784 INTERNATIONAL EQUITY FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1998+                                    1.49%    (0.25%)    48.75%
  FOR THE YEAR ENDED
    MAY 31, 1998                                          1.49%    (0.21%)   103.47%
  FOR THE YEAR ENDED
    MAY 31, 1997                                          1.52%     0.16%     22.88%
  FOR THE YEAR ENDED
    MAY 31, 1996                                          1.61%     0.28%     15.55%
  FOR THE PERIOD ENDED
    MAY 31, 1995(4)                                       1.70%     1.25%     11.03%
--------------------------------------------------------------------------------------

+ ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
* RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) BOSTON 1784 ASSET ALLOCATION FUND COMMENCED OPERATIONS ON JUNE 14, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) BOSTON 1784 GROWTH AND INCOME FUND COMMENCED OPERATIONS ON JUNE 7, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) BOSTON 1784 GROWTH FUND COMMENCED OPERATIONS ON MARCH 28, 1996. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(4) BOSTON 1784 INTERNATIONAL EQUITY FUND COMMENCED OPERATIONS ON JANUARY 3, 1995. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

November 30, 1998
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Boston 1784 Tax-Free Money Market, Boston 1784 U.S. Treasury Money Market, Boston 1784 Prime Money Market (the "Money Market Funds"), Boston 1784 Short-Term Income, Boston 1784 Income, Boston 1784 U.S. Government Medium-Term Income (the "Bond Funds"), Boston 1784 Tax-Exempt Medium-Term Income, Boston 1784 Connecticut Tax-Exempt Income, Boston 1784 Florida Tax-Exempt Income, Boston 1784 Massachusetts Tax-Exempt Income, Boston 1784 Rhode Island Tax-Exempt Income (the "Tax-Exempt Income Funds"), Boston 1784 Asset Allocation, Boston 1784 Growth and Income, Boston 1784 Growth and Boston 1784 International Equity Funds (the "Stock Funds") are portfolios offered by Boston 1784 Funds (the "Trust"), an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is offering shares in 17 separate portfolios (the "Funds") as of November 30, 1998:

MONEY MARKET FUNDS:
BOSTON 1784 TAX-FREE MONEY MARKET FUND
BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
BOSTON 1784 INSTITUTIONAL U.S. TREASURY
  MONEY MARKET FUND
BOSTON 1784 PRIME MONEY MARKET FUND
BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND

BOND FUNDS:
BOSTON 1784 SHORT-TERM INCOME FUND
BOSTON 1784 INCOME FUND
BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM
  INCOME FUND

TAX-EXEMPT INCOME FUNDS:
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
BOSTON 1784 RHODE ISLAND TAX-EXEMPT  INCOME FUND

STOCK FUNDS:
BOSTON 1784 ASSET ALLOCATION FUND
BOSTON 1784 GROWTH AND INCOME FUND
BOSTON 1784 GROWTH FUND
BOSTON 1784 INTERNATIONAL EQUITY FUND

The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. The financial statements of Boston 1784 Institutional U.S. Treasury Money Market Fund and Boston 1784 Institutional Prime Money Market Fund are not presented herein but are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The financial statements have been prepared in accordance with generally accepted accounting principles which require the use of management's estimates. Actual results could differ from these estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION --
In valuing each of the Stock, Bond and Tax-Exempt Income Fund's assets, bonds and other fixed income securities are valued on the basis of valuations furnished by a pricing service, use of which has been approved by

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
the Board of Trustees of the Trust. In making such valuations, the pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other electronic data processing techniques.

     Equity securities listed on a domestic securities exchange for which quotations are readily available, including securities traded over the counter, are valued by a pricing service at the last quoted sale price on the principal exchange on which they are traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price.

     Equity securities which are primarily traded on a foreign exchange are generally valued by a pricing service at the preceding closing value on the exchange.

     Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees of the Trust, or pursuant to procedures adopted by the Board subject to review by the Board of the resulting valuations.

     Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

FOREIGN CURRENCY TRANSACTIONS --

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     I. market value of investment securities, assets and liabilities at the current rate of exchange; and

    II. purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Funds do not isolate that portion of gains and losses on investment securities that are due to changes in the foreign exchange rates from that due to changes in market prices of such securities.

     The Funds report certain foreign currency related transactions as components of unrealized and realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME --
Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period, with the exception of Boston 1784 U.S. Government Medium- Term Income Fund which does not accrete or amortize purchase discounts and premiums. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-date.

REPURCHASE AGREEMENTS --
The Funds invest in tri-party repurchase agreements. Securities pledged as collateral for tri-party repurchase agreements are

NOVEMBER 30, 1998
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization on the collateral by the Fund may be delayed or limited.

EXPENSES --
Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS --
The Money Market, Bond and Tax-Exempt Income Funds declare distributions from net investment income on a daily basis, payable on the first business day of the following month. Boston 1784 Asset Allocation and Boston 1784 Growth and Income Funds declare and pay dividends on a quarterly basis. Boston 1784 Growth Fund declares and pays dividends on a semi-annual basis. Boston 1784 International Equity Fund declares and pays dividends on an annual basis. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

FEDERAL INCOME TAXES --
The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The Funds accrue such taxes when related income is earned. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles. These differences relate primarily to foreign currency-denominated investments, paydowns on asset-backed securities and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ from distributions during such period. Accordingly, the Funds may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Funds.

ORGANIZATIONAL COSTS --
Organizational costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations. In the event any of the initial shares of the Funds are redeemed by any holder thereof during the period that the Funds are amortizing their organizational costs, the redemption proceeds

                                                               BOSTON 1784 FUNDS
--------------------------------------------------------------------------------
payable to the holders thereof by the Funds will be reduced by the unamortized organizational costs in the same ratio as the number of shares redeemed bears to the initial shares outstanding at the time of redemption.

OTHER --
Some countries in which the Funds invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, for various reasons, including a deterioration in a country's balance of payments, a country may impose temporary restrictions on foreign capital remittances abroad.

   The security exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited.

3. INVESTMENT ADVISORY AND CUSTODIAL SERVICES
Pursuant to an investment advisory agreement dated June 1, 1993, investment advisory services are provided to the Trust by Bank-Boston, N.A. (the "Adviser"). The Adviser is entitled to receive a fee of 0.40% of the average daily net assets of Boston 1784 Tax-Free Money Market, Boston 1784 U.S. Treasury Money Market and Boston 1784 Prime Money Market Funds, 0.50% of the average daily net assets of Boston 1784 Short-Term Income Fund, 0.74% of the average daily net assets of Boston 1784 Income, Boston 1784 U.S. Government Medium-Term Income, Boston 1784 Tax-Exempt Medium-Term Income, Boston 1784 Connecticut Tax-Exempt Income, Boston 1784 Florida Tax-Exempt Income, Boston 1784 Massachusetts Tax-Exempt Income, Boston 1784 Rhode Island Tax-Exempt Income, Boston 1784 Asset Allocation, Boston 1784 Growth and Income and Boston 1784 Growth Funds. Such fees are computed daily and paid monthly. The Adviser has voluntarily agreed to waive a portion of its fee as necessary to assist the Funds in maintaining competitive expense ratios. Boston 1784 International Equity Fund has entered into separate investment advisory agreements (each an "Advisory Agreement") with BankBoston, N.A. ("BankBoston") and with Kleinwort Benson Investment Management Americas Inc. ("Kleinwort" and together with BankBoston the "International Advisers"). The Advisory Agreement with BankBoston is dated as of November 28, 1994; the Advisory Agreement with Kleinwort is dated as of October 27, 1995. The International Advisers are entitled to receive an aggregate fee of 1.00% of the average daily net assets of Boston 1784 International Equity Fund. Such fee is computed daily and paid monthly. BankBoston has voluntarily agreed to waive a portion of its fee as necessary to assist Boston 1784 International Equity Fund in maintaining a competitive expense ratio.

     The Trust and BankBoston, N.A. were parties to a custodial agreement dated June 1, 1993 under which BankBoston, N.A. held cash, securities and other assets of the Trust as required by the Investment Company Act of

NOVEMBER 30, 1998
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
1940, as amended. For the period June 1, 1998 to September 30, 1998, BankBoston, N.A. served as the Funds' custodian and received an annual fee, paid monthly, of 0.01% for the first $100 million in average daily net assets, 0.0075% for the next $100 million in average daily net assets and 0.0050% for the average daily net assets over $200 million of each of the Funds. On September 30, 1998, the Custodial Agreement was amended and assigned to Investors Bank & Trust Company ("IBT"). Effective October 1, 1998, IBT is entitled to receive an annual fee, to be paid monthly, of 0.005% of the market value of each Fund's assets. In the capacity as custodian to the Trust, BankBoston, N.A. played and IBT plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Funds.

4. ADMINISTRATIVE AND DISTRIBUTION SERVICES

Pursuant to an administration agreement dated December 1, 1996, SEI Investments Mutual Funds Services (formerly SEI Fund Resources), a wholly-owned subsidiary of SEI Investments Company, acts as the Trust's Administrator, and is entitled to receive an annual fee of 0.085% of the Trust's first $5 billion of average daily net assets and 0.045% of the Trust's average daily net assets over $5 billion. Such fee is computed daily and paid monthly.

     SEI Investments Distribution Co. ("SEI Investments"), a wholly-owned subsidiary of SEI Investments Company, became the Trust's Distributor pursuant to a distribution agreement dated June 1, 1993 as amended and restated October 27, 1995. The Trust has adopted a distribution plan with respect to each of the Stock, Bond and Tax-Exempt Income Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (collectively, the "Plan"). The Distribution Agreement and the Plan provide that the Trust will pay the Distributor a fee, calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each of the Bond, Tax-Exempt Income and Stock Funds. The Distributor agreed to voluntarily waive all of its 12b-1 distribution fee for the six month period ended November 30, 1998.

   Pursuant to a Shareholder Services Agreement dated December 1, 1996, BankBoston, N.A. provides certain shareholder services to Boston 1784 U.S. Treasury Money Market Fund and Boston 1784 Prime Money Market Fund and receives compensation, computed daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each such Fund. BankBoston, N.A. provides shareholder services to the other Boston 1784 Funds presented in this report, for which it does not receive compensation.

     Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust. The Trust has paid legal fees to a law firm of which the Secretary of the Trust is a member.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, for the six month period ended November 30, 1998, are as presented below for the Bond, Tax-Exempt Income and Stock Funds.

                                                                                                                   BOSTON 1784 FUNDS
------------------------------------------------------------------------------------------------------------------------------------

FUND INVESTMENT TRANSACTIONS (000):
                                                                           PURCHASES                          SALES
====================================================================================================================================

                                                               U.S. GOVERNMENT                  U.S. GOVERNMENT
FOR THE PERIOD ENDED NOVEMBER 30, 1998                           SECURITIES        OTHER          SECURITIES         OTHER
====================================================================================================================================
BOSTON 1784 SHORT-TERM INCOME FUND                             $ 18,447          $   4,998           $19,173        $  22,864
BOSTON 1784 INCOME FUND                                          73,064             17,254            64,727           42,784
BOSTON 1784 U.S. GOVERNMENT
  MEDIUM-TERM INCOME FUND                                        80,865                 --            47,928           11,969
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND                       --             70,065                --           59,066
BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND                       --             33,939                --            4,119
BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND                           --             10,751                --            5,753
BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND                     --             39,208                --           13,640
BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND                      --             20,210                --            6,641
BOSTON 1784 ASSET ALLOCATION FUND                                 3,439              1,422             1,888            1,953
BOSTON 1784 GROWTH AND INCOME FUND                                   --            147,192                --          153,575
BOSTON 1784 GROWTH FUND                                              --             51,575                --           91,948
BOSTON 1784 INTERNATIONAL EQUITY FUND                                --            202,496                --          206,105

At November 30, 1998, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial purposes.

     The aggregate gross unrealized gains or losses on securities at November 30, 1998 for the Bond, Tax-Exempt Income and Stock Funds are as follows (000):

                                                                         AGGREGATE       AGGREGATE
                                                                           GROSS           GROSS           NET
                                                                        UNREALIZED      UNREALIZED     UNREALIZED
                                                                           GAINS          LOSSES          GAINS
===========================================================================================================================
BOSTON 1784 SHORT-TERM INCOME FUND                                       $ 2,401        $  (157)        $ 2,244
BOSTON 1784 INCOME FUND                                                   11,540           (883)         10,657
BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND                       10,563           (328)         10,235
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND                            14,859            (95)         14,764
BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND                             8,714            (24)          8,690
BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND                                 2,418             --           2,418
BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND                          10,305            (15)         10,290
BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND                            3,558            (49)          3,509
BOSTON 1784 ASSET ALLOCATION FUND                                          8,083           (960)          7,123
BOSTON 1784 GROWTH AND INCOME FUND                                       250,877         (1,823)        249,054
BOSTON 1784 GROWTH FUND                                                   54,748         (8,509)         46,239
BOSTON 1784 INTERNATIONAL EQUITY FUND                                     92,323         (8,465)         83,858

NOVEMBER 30, 1998
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

6. CONCENTRATION OF CREDIT RISK

Boston 1784 Tax-Free Money Market, Boston 1784 Tax-Exempt Medium-Term Income, Boston 1784 Connecticut Tax-Exempt Income, Boston 1784 Florida Tax-Exempt Income, Boston 1784 Massachusetts Tax-Exempt Income and Boston 1784 Rhode Island Tax-Exempt Income Funds invest in debt instruments of municipal issuers. The issuers' ability to meet their obligations may be affected by economic developments in a specific state or region. Boston 1784 Connecticut Tax-Exempt Income, Boston 1784 Florida Tax-Exempt Income, Boston 1784 Massachusetts Tax-Exempt Income and Boston 1784 Rhode Island Tax-Exempt Income Funds invest primarily in obligations located in Connecticut, Florida, Massachusetts and Rhode Island, respectively.

7. LINE OF CREDIT

The Funds have a bank line of credit. Borrowings under the line are charged interest at the current overnight Federal Funds rate plus a variable rate determined at the date of borrowing. Each Fund is individually, and not jointly, liable for its particular advances under the line. There is a commitment fee of
 .10% per annum on the unused portion of the line of credit. There were no outstanding borrowings at November 30, 1998.


8. COMMON TRUST FUND CONVERSION

On June 30, 1997, BankBoston's Florida Tax-Exempt Bond Common Trust Fund was converted into Boston 1784 Florida Tax-Exempt Income Fund. The assets, which consisted of securities and related receivables, were converted on a tax-free basis. The net assets (including unrealized appreciation) of the Common Trust Fund immediately before the conversion, and the number of shares issued, were as follows:

                                      BOSTON 1784
                                  FLORIDA TAX-EXEMPT
                    UNREALIZED    INCOME FUND SHARES
     NET ASSETS    APPRECIATION         ISSUED
================================================================================

    $41,223,322      $994,489          4,122,332

9. FORWARD FOREIGN CURRENCY CONTRACTS

Boston 1784 International Equity Fund enters into forward foreign currency exchange contracts as hedges against specific transactions or portfolio positions. The aggregate principal amounts of the contracts are not recorded, as the Fund does not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time the forward contracts are extinguished. Such contracts, which protect the value of the Fund's investment securities against a decline in value of the hedged currency, do not elimi-nate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, they also tend to limit any potential gain that might be realized should the value of such foreign currency increase.

The following forward foreign currency contracts were outstanding at November 30, 1998:

---------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INTERNATIONAL EQUITY FUND
FOREIGN CURRENCY PURCHASES:

                                     CONTRACT TO               IN EXCHANGE                 UNREALIZED
          MATURITY                     RECEIVE                     FOR                    DEPRECIATION
            DATE                        (000)                     (000)                       (000)
===========================================================================================================================
           12/21/98              JPY       4,250,000            $35,121                     $(473)
                                                                                            ======
---------------------------------------------------------------------------------------------------------------------------
FOREIGN CURRENCY SALES:

                                     CONTRACT TO               IN EXCHANGE                 UNREALIZED
          MATURITY                     DELIVER                     FOR                    DEPRECIATION
            DATE                        (000)                     (000)                       (000)
===========================================================================================================================

           12/21/98              JPY       4,250,000            $32,628                   $(2,020)
                                                                                            ======
---------------------------------------------------------------------------------------------------------------------------

CURRENCY LEGEND
JPY--Japanese Yen

MONEY MARKET FUNDS
o  BOSTON 1784 TAX-FREE MONEY MARKET FUND
o  BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
o  BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND*
o  BOSTON 1784 PRIME MONEY MARKET FUND
o  BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND*

BOND FUNDS
o  BOSTON 1784 SHORT-TERM INCOME FUND
o  BOSTON 1784 INCOME FUND
o  BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
--------------------------------------------------------------------------------



TAX-EXEMPT INCOME FUNDS
o  BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
o  BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
o  BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
o  BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
o  BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND

STOCK FUNDS
o  BOSTON 1784 ASSET ALLOCATION FUND
o  BOSTON 1784 GROWTH AND INCOME FUND
o  BOSTON 1784 GROWTH FUND
o  BOSTON 1784 INTERNATIONAL EQUITY FUND

*COVERED BY BOSTON 1784 INSTITUTIONAL MONEY
MARKET FUNDS SEMI-ANNUAL REPORT

[LOGO OMITTED]

BOSTON 1784 FUNDS
P.O. BOX 8524
BOSTON, MA 02266-8524
1-800-BKB-1784

BOARD OF TRUSTEES
David H. Carter
Tarrant Cutler
Kenneth A. Froot
Sara L. Johnson
Kathryn Flacke Muncil
Robert A. Nesher
Alvin J. Silk

INVESTMENT ADVISER
BankBoston, N.A.
Boston, MA 02110
--------------------------------------------------------------------------------
CO-ADVISER FOR
BOSTON 1784 INTERNATIONAL EQUITY FUND
Kleinwort Benson Investment
Management Americas Inc.
New York, NY 10005

ADMINISTRATOR
SEI Investments Mutual Funds Services
Oaks, PA 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, PA 19456

LEGAL COUNSEL
Bingham Dana LLP
Boston, MA 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers, LLP
Philadelphia, PA 19103

CUSTODIAN
Investors Bank and Trust Company
Boston, MA 02116

This report and the financial statements contained herein are for the general information of the shareholders of the Funds named above. This report is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by a currently effective prospectus.